UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2018
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                                    VALUE
------------------------------------------------------------------------
               COMMON STOCKS -- 69.2%
               ELECTRIC UTILITIES -- 22.5%
      493,310  Alliant Energy Corp.                       $   19,609,073
      964,785  American Electric Power Co., Inc.              66,357,912
      658,146  Duke Energy Corp.                              51,664,461
      123,779  Edison International                            7,739,901
    1,248,638  Emera, Inc. (CAD)                              46,189,455
      741,544  Eversource Energy                              46,784,011
    1,920,083  Exelon Corp.                                   73,942,396
      729,676  Fortis, Inc. (CAD)                             25,781,885
    1,085,069  Hydro One Ltd. (CAD) (a)                       19,592,994
      277,703  IDACORP, Inc.                                  23,960,215
      450,388  NextEra Energy, Inc.                           71,350,467
      376,238  PPL Corp.                                      11,990,705
      849,545  Southern (The) Co.                             38,322,975
      677,913  Xcel Energy, Inc.                              30,939,949
                                                          --------------
                                                             534,226,399
                                                          --------------

               EQUITY REAL ESTATE INVESTMENT TRUSTS
                  -- 0.8%
      233,996  CorEnergy Infrastructure Trust, Inc.            8,969,066
      568,661  InfraREIT, Inc.                                10,793,186
                                                          --------------
                                                              19,762,252
                                                          --------------

               GAS UTILITIES -- 4.2%
      215,821  Atmos Energy Corp.                             17,891,561
      170,648  Chesapeake Utilities Corp.                     12,542,628
      573,930  New Jersey Resources Corp.                     22,268,484
    1,034,770  UGI Corp.                                      47,361,423
                                                          --------------
                                                             100,064,096
                                                          --------------

               MULTI-UTILITIES -- 12.7%
      810,647  ATCO Ltd., Class I (CAD)                       29,315,105
    1,189,692  Canadian Utilities Ltd., Class A (CAD)         35,216,818
      793,801  CMS Energy Corp.                               35,522,595
      813,825  National Grid PLC, ADR                         46,941,426
      826,877  NiSource, Inc.                                 20,407,324
    1,405,951  Public Service Enterprise Group, Inc.          72,926,678
      211,517  Sempra Energy                                  22,636,549
      617,267  WEC Energy Group, Inc.                         39,690,268
                                                          --------------
                                                             302,656,763
                                                          --------------

               OIL, GAS & CONSUMABLE FUELS -- 28.8%
   11,479,585  Enbridge Energy Management, LLC (b)           157,270,314
    3,330,836  Enbridge Income Fund Holdings, Inc. (CAD)      75,796,829
      720,978  Enbridge, Inc.                                 26,409,424
    1,132,681  Inter Pipeline Ltd. (CAD)                      21,714,324
      746,922  Keyera Corp. (CAD)                             21,017,049
    4,132,972  Kinder Morgan, Inc.                            74,310,837
    1,239,686  ONEOK, Inc.                                    72,967,918
      739,394  Targa Resources Corp.                          35,490,912

SHARES/
UNITS          DESCRIPTION                                    VALUE
------------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
    2,258,422  TransCanada Corp.                          $  103,977,749
    3,028,164  Williams (The) Cos., Inc.                      95,054,068
                                                          --------------
                                                             684,009,424
                                                          --------------

               WATER UTILITIES -- 0.2%
       63,536  American Water Works Co., Inc.                  5,284,289
                                                          --------------
               TOTAL COMMON STOCKS -- 69.2%                1,646,003,223
               (Cost $1,582,538,243)                      --------------

               MASTER LIMITED PARTNERSHIPS -- 27.9%
               CHEMICALS -- 0.1%
       96,433  Westlake Chemical Partners, L.P.                2,333,679
                                                          --------------

               GAS UTILITIES -- 1.4%
      718,591  AmeriGas Partners, L.P.                        33,946,239
                                                          --------------

               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 4.0%
    2,150,324  NextEra Energy Partners, L.P. (c)              96,571,051
                                                          --------------

               OIL, GAS & CONSUMABLE FUELS -- 22.4%
      720,314  Alliance Holdings GP, L.P.                     20,982,747
      972,623  Alliance Resource Partners, L.P.               19,938,772
      348,224  BP Midstream Partners, L.P.                     7,256,988
      313,636  Buckeye Partners, L.P.                         16,911,253
    3,381,928  Enterprise Products Partners, L.P.             93,408,851
    1,039,338  EQT Midstream Partners, L.P.                   77,316,354
    1,248,714  Holly Energy Partners, L.P.                    39,197,132
      703,997  Magellan Midstream Partners, L.P.              50,258,346
      505,938  Phillips 66 Partners, L.P.                     26,632,576
    1,577,386  Plains All American Pipeline, L.P.             33,077,784
      217,635  Shell Midstream Partners, L.P.                  6,230,890
      852,150  Spectra Energy Partners, L.P.                  36,420,891
    1,509,292  TC PipeLines, L.P.                             82,467,715
      277,234  TransMontaigne Partners, L.P.                  10,972,922
      268,731  Williams Partners, L.P.                        11,259,829
                                                          --------------
                                                             532,333,050
                                                          --------------
               TOTAL MASTER LIMITED PARTNERSHIPS -- 27.9%    665,184,019
               (Cost $585,972,127)                        --------------

               TOTAL INVESTMENTS -- 97.1%                  2,311,187,242
               (Cost $2,168,510,370) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- 2.9%                         68,009,750
                                                          --------------
               NET ASSETS -- 100.0%                       $2,379,196,992
                                                          ==============


                        See Notes to Portfolio of Investments

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

JANUARY 31, 2018 (UNAUDITED)


(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the fiscal year-to-date period (November 1, 2017 to January 31, 2018), the Fund received 220,336 PIK shares of Enbridge Energy Management, LLC.

(c) NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $231,687,032 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $89,010,160. The net unrealized appreciation was $142,676,872.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2      LEVEL 3
                    -----------------------------------------
Common Stocks*      $1,646,003,223     $    --      $      --
Master Limited
  Partnerships*        665,184,019          --             --
                    -----------------------------------------
Total Investments   $2,311,187,242     $    --      $      --
                    =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"), which trades under the ticker "EMLP" on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2018 (UNAUDITED)

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2018 (UNAUDITED)

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 85.2%

                AEROSPACE & DEFENSE -- 0.3%
$    2,990,758  TransDigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.75%, 0.00%
                   Floor ...............................................      4.32%        06/09/23    $    3,016,239
     1,560,242  TransDigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.75%, 0.00%
                   Floor ...............................................      4.44%        06/09/23         1,573,536
                                                                                                       --------------
                                                                                                            4,589,775
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 0.4%
     4,974,718  Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      3.70%        02/22/24         4,995,462
                                                                                                       --------------

                APPLICATION SOFTWARE -- 4.3%
     7,379,191  CCC Information Resources, Inc., Term Loan B,
                   1 Mo. LIBOR + 3.00%, 1.00% Floor ....................      4.58%        03/31/24         7,420,736
     1,878,536  Hyland Software, Term 3 Loan, 1 Mo. LIBOR + 3.25%, 0.75%
                   Floor ...............................................      4.82%        07/01/22         1,890,277
    10,415,460  Infor (US), Inc., Term Loan B, 3 Mo. LIBOR + 2.75%,
                   1.00% Floor .........................................      4.44%        02/02/22        10,467,537
     1,173,034  Informatica Corp. (Ithacalux S.A.R.L.), Term Loan B,
                   2 Mo. LIBOR + 3.25%, 0.00% Floor ....................      4.94%        08/06/22         1,178,688
    14,194,446  JDA Software Group (RP Crown Parent, Inc.), Term Loan B,
                   1 Mo. LIBOR + 3.00%, 1.00% Floor ....................      4.57%        10/12/23        14,280,181
     2,756,212  Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00%
                   Floor ...............................................      4.90%        11/01/23         2,782,203
     1,228,807  LANDesk Software, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%,
                   1.00% Floor .........................................      5.83%        01/18/24         1,196,858
     2,003,350  Micro Focus International (MA Finance LLC),
                   Seattle Spinco, Term Loan B,
                   1 Mo. LIBOR + 2.75%, 0.00% Floor ....................      4.32%        06/21/24         2,012,525
       296,650  Micro Focus International (MA Finance LLC), Term Loan B3,
                   1 Mo. LIBOR + 2.75%, 0.00% Floor ....................      4.32%        06/21/24           298,009
     1,091,443  Mitchell International, Inc., Delayed Draw Term
                   Loan (c) ............................................      0.00% (d)    11/30/24         1,096,081
    13,533,891  Mitchell International, Inc., Term Loan B,
                   3 Mo. LIBOR + 3.25%, 0.00% Floor ....................      4.94%        11/30/24        13,591,410
     1,876,286  Qlik Technologies (Project Alpha Intermediate Holdings,
                   Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00%
                   Floor ...............................................      5.04%        04/26/24         1,834,069
                                                                                                       --------------
                                                                                                           58,048,574
                                                                                                       --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 1.1%
     2,921,665  American Beacon Advisors, Inc. (Resolute Investment
                   Managers), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      4.94%        04/30/22         2,961,838
     1,830,800  First Eagle Investment Management, Term Loan B,
                   3 Mo. LIBOR + 3.00%, 0.75% Floor ....................      4.69%        12/01/22         1,852,916
       639,949  Guggenheim Partners Investment Management Holdings LLC,
                   Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor .......      4.32%        07/22/23           642,880
     4,556,625  Victory Capital Holdings (VCH Holdings LLC), Initial
                   Term Loan, 1 Mo. LIBOR + 5.25%, 1.00% Floor .........      6.82%        10/29/21         4,575,626
     4,427,750  Virtus Investment Partners, Inc., Term Loan B,
                   1 Mo. LIBOR + 3.50%, 0.75% Floor ....................      5.07%        06/01/24         4,472,028
                                                                                                       --------------
                                                                                                           14,505,288
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 1.4%
    18,521,494  Gates Global LLC, Term Loan B,
                   3 Mo. LIBOR + 3.00%, 1.00% Floor ....................      4.69%        03/31/24        18,653,553
       316,529  Tower Automotive Holdings USA LLC, Term Loan B,
                   1 Mo. LIBOR + 2.75%, 0.00% Floor ....................      4.31%        03/06/24           317,716
                                                                                                       --------------
                                                                                                           18,971,269
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                AUTOMOTIVE RETAIL -- 0.1%
$      996,972  KAR Auction Services, Inc., Term Loan B5,
                   3 Mo. LIBOR + 2.50%, 0.00% Floor ....................      4.25%        03/09/23    $    1,006,523
                                                                                                       --------------

                BROADCASTING -- 4.0%
       318,181  Nexstar Broadcasting, Inc., Mission Term Loan,
                   1 Mo. LIBOR + 2.50%, 0.00% Floor ....................      4.07%        01/17/24           320,011
     2,526,075  Nexstar Broadcasting, Inc., Nexstar Term Loan,
                   1 Mo. LIBOR + 2.50%, 0.00% Floor ....................      4.07%        01/17/24         2,540,600
    13,058,000  Sinclair Television Group, Inc., Incremental Tranche B
                   Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor .........      3.83%        12/07/24        13,166,773
     4,405,500  Sinclair Television Group, Inc., Term Loan B-2,
                   1 Mo. LIBOR + 2.25%, 0.00% Floor ....................      3.83%        01/03/24         4,426,162
     4,849,986  Tribune Media Co., Extended Term Loan C,
                   1 Mo. LIBOR + 3.00%, 0.75% Floor ....................      4.57%        01/27/24         4,856,048
         9,726  Tribune Media Co., Term B Loan,
                   1 Mo. LIBOR + 3.00%, 0.75% Floor ....................      4.57%        12/27/20             9,733
    29,190,601  Univision Communications, Inc., Term Loan C5,
                   1 Mo. LIBOR + 2.75%, 1.00% Floor ....................      4.32%        03/15/24        29,201,110
                                                                                                       --------------
                                                                                                           54,520,437
                                                                                                       --------------

                BUILDING PRODUCTS -- 1.3%
     2,368,386  Beacon Roofing Supply, Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.00% Floor .........................................      3.82%        01/02/25         2,385,723
       878,043  Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00%
                   Floor ...............................................      3.69%        12/07/24           883,531
    14,329,366  Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      4.32%        11/15/23        14,397,717
                                                                                                       --------------
                                                                                                           17,666,971
                                                                                                       --------------

                CABLE & SATELLITE -- 1.5%
       915,400  Cable One, Inc., Incremental Term Loan B-1 Loan, 3 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      3.95%        05/01/24           924,554
     2,571,429  Cablevision Systems Corp. (CSC Holdings, Inc.), New Term
                   Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor ............      4.14%        01/31/26         2,589,120
     2,977,500  Cablevision Systems Corp. (CSC Holdings, Inc.),
                   Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor .......      3.81%        07/17/25         2,980,597
     6,000,000  Charter Communications Operating LLC, Term Loan B, 1 Mo.
                   LIBOR + 2.00%, 0.00% Floor ..........................      3.58%        04/13/25         6,032,819
       992,500  Mediacom Broadband LLC, Term Loan K, 1 Mo. LIBOR + 2.25%,
                   0.75% Floor .........................................      3.72%        02/15/24         1,003,666
     3,784,615  UPC Financing Partnership, Term Loan AR, 1 Mo. LIBOR +
                   2.50%, 0.00% Floor ..................................      4.06%        01/15/26         3,800,700
     2,460,000  Virgin Media Finance PLC, Term Loan K, 1 Mo. LIBOR +
                   2.50%, 0.00% Floor ..................................      4.06%        01/31/26         2,473,678
                                                                                                       --------------
                                                                                                           19,805,134
                                                                                                       --------------

                CASINOS & GAMING -- 7.0%
    31,446,014  Amaya Holdings B.V., Term Loan B, 3 Mo. LIBOR + 3.50%,
                   1.00% Floor .........................................      5.19%        08/01/21        31,672,112
        16,903  Aristocrat Technologies, Incremental 2024 Term Loan,
                   2 Mo. LIBOR + 2.00%, 0.00% Floor ....................      3.63%        09/30/24            17,023


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CASINOS & GAMING (CONTINUED)
$    6,744,297  Aristocrat Technologies, Incremental 2024 Term Loan,
                   3 Mo. LIBOR + 2.00%, 0.00% Floor ....................      3.74%        09/30/24    $    6,792,046
    24,300,000  Caesars Resort Collection, Term Loan B, 1 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      4.32%        09/28/24        24,582,609
     6,960,766  CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR +
                   2.50%, 0.75% Floor ..................................      4.07%        04/15/24         7,011,231
     4,322,100  Golden Nugget, Term Loan B, 2 Mo. LIBOR + 3.25%,
                   0.75% Floor .........................................  4.86% - 4.90%    10/04/23         4,369,776
     1,794,268  MGM Growth Properties Operating Partnership LP,
                   Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor .......      3.82%        04/25/23         1,806,756
     2,857,417  Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.50%, 0.75% Floor ..................................      4.07%        01/13/24         2,869,932
     5,048,578  Station Casinos, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.50%, 0.75% Floor ..................................      4.07%        06/08/23         5,075,285
     9,940,120  VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR +
                   2.75%, 0.00% Floor ..................................      3.81%        12/31/24        10,013,577
                                                                                                       --------------
                                                                                                           94,210,347
                                                                                                       --------------

                COAL & CONSUMABLE FUELS -- 0.1%
       840,891  Arch Coal, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      4.82%        03/07/24           847,197
       605,629  Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 3.50%,
                   1.00% Floor .........................................      5.07%        03/31/22           613,454
                                                                                                       --------------
                                                                                                            1,460,651
                                                                                                       --------------

                COMMERCIAL PRINTING -- 0.2%
     2,838,041  Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.00% Floor .........................................      3.82%        11/01/24         2,854,019
                                                                                                       --------------

                CONSTRUCTION MATERIALS -- 0.1%
       893,988  Summit Materials, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.00% Floor .........................................      3.82%        11/10/24           901,811
                                                                                                       --------------

                DIVERSIFIED CHEMICALS -- 0.1%
     1,105,263  Ineos US Finance LLC, Term Loan B, 1 Mo. LIBOR + 2.00%,
                   0.00% Floor .........................................      3.57%        03/31/24         1,110,104
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 1.2%
    15,973,905  Brickman Group Holdings, Inc., Initial Term Loan (First
                   Lien), 1 Mo. LIBOR + 3.00%, 1.00% Floor .............  4.56% - 4.57%    12/18/20        16,073,742
       406,505  Brickman Group Holdings, Inc., Term Loan (Second Lien),
                   1 Mo. LIBOR + 6.50%, 1.00% Floor ....................      8.06%        12/18/21           408,944
                                                                                                       --------------
                                                                                                           16,482,686
                                                                                                       --------------

                EDUCATION SERVICES -- 0.0%
       221,141  Bright Horizons Family Solutions, Inc., Term Loan B,
                   1 Mo. LIBOR + 2.00%, 0.75% Floor ....................      3.57%        11/03/23           223,076
                                                                                                       --------------

                ELECTRIC UTILITIES -- 3.3%
     3,208,687  Dayton Power & Light Co., Term Loan B, 1 Mo. LIBOR +
                   2.00%, 0.75% Floor ..................................      3.58%        08/24/22         3,223,383
    41,763,370  Energy Future Intermediate Holding Co., DIP Term Loan,
                   1 Mo. LIBOR + 3.00%, 1.00% Floor ....................  4.56% - 4.57%    06/28/18        41,904,948
                                                                                                       --------------
                                                                                                           45,128,331
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.4%
$    4,002,250  PSSI (Packers Holdings LLC), Term Loan B, 3 Mo. LIBOR +
                   3.25%, 1.00% Floor ..................................      4.74%        11/16/24    $    4,005,573
       881,544  ServiceMaster Co., Tranche C Term Loan, 1 Mo. LIBOR +
                   2.50%, 0.00% Floor ..................................      4.07%        11/02/23           886,780
       682,443  WTG Holdings III Corp. (EWT Holdings III Corp.),
                   Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor .......      4.69%        12/31/24           688,844
                                                                                                       --------------
                                                                                                            5,581,197
                                                                                                       --------------

                FOOD DISTRIBUTORS -- 0.2%
         3,250  TKC Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 4.25%,
                   1.00% Floor .........................................      5.91%        01/31/23             3,287
     1,287,000  TKC Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%,
                   1.00%  Floor ........................................      6.03%        01/31/23         1,301,478
     1,182,000  US Foods, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00%
                   Floor ...............................................      4.07%        06/27/23         1,193,324
                                                                                                       --------------
                                                                                                            2,498,089
                                                                                                       --------------

                FOOD RETAIL -- 1.6%
     7,254,064  Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor ...............................................      4.67%        12/21/22         7,209,524
    14,090,581  Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor ...............................................      4.46%        06/22/23        13,992,229
                                                                                                       --------------
                                                                                                           21,201,753
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 1.0%
     6,523,405  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor .........................................      4.82%        06/08/20         6,441,863
     6,642,458  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan, 3 Mo. LIBOR + 3.25%,
                   1.00% Floor .........................................      4.94%        06/08/20         6,559,427
       447,750  Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B,
                   3 Mo. LIBOR + 3.25%, 1.00% Floor ....................      4.94%        01/31/24           448,086
                                                                                                       --------------
                                                                                                           13,449,376
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 4.3%
       263,338  Acadia Healthcare Co., Inc., Term Loan B1, 1 Mo. LIBOR +
                   2.75%, 0.75% Floor ..................................      4.32%        02/11/22           265,368
     2,167,917  Acadia Healthcare Co., Inc., Term Loan B2, 1 Mo. LIBOR +
                   2.75%, 0.75% Floor ..................................      4.31%        02/16/23         2,184,631
     2,823,651  CHS/Community Health Systems, Inc., Term Loan G, 3 Mo.
                   LIBOR + 2.75%, 1.00% Floor ..........................      4.23%        12/06/19         2,784,826
    27,200,577  CHS/Community Health Systems, Inc., Incremental 2021
                   Term H Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor .......      4.48%        01/27/21        26,672,070
     3,053,184  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B,
                   3 Mo. LIBOR + 2.75%, 1.00% Floor ....................      4.49%        06/01/22         3,079,900
     5,705,014  HCA, Inc., Term Loan B-8, 1 Mo. LIBOR + 2.25%,
                   0.00% Floor .........................................      3.82%        02/15/24         5,755,960
    16,184,380  Kindred Healthcare, Inc., New Term Loan, 3 Mo. LIBOR +
                   3.50%, 1.00% Floor ..................................      5.25%        04/09/21        16,224,841
     1,098,220  National Veterinary Associates (NVA Holdings, Inc.),
                   Term Loan B3, 3 Mo. LIBOR + 3.50%, 1.00% Floor ......      5.19%        01/29/25         1,100,285
                                                                                                       --------------
                                                                                                           58,067,881
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE SERVICES -- 4.2%
$    1,175,053  21st Century Oncology, Inc., Tranche B Term Loan, 3 Mo.
                   LIBOR + 6.13%, 1.00% Floor ..........................      7.86%        01/16/23    $    1,130,988
       313,133  Air Medical Group Holdings, Inc., New Term Loan B, 3 Mo.
                   LIBOR + 4.25%, 1.00% Floor ..........................      5.93%        09/30/24           316,813
       295,503  Air Medical Group Holdings, Inc., Term Loan B1, 3 Mo.
                   LIBOR + 4.00%, 1.00% Floor ..........................      5.68%        04/28/22           297,867
     4,044,478  Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.),
                   Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor .......      5.19%        04/30/24         4,064,700
         7,624  CHG Healthcare Services, Inc., Term Loan B, 2 Mo.
                   LIBOR + 3.00%, 1.00% Floor ..........................      4.65%        06/07/23             7,706
     3,034,230  CHG Healthcare Services, Inc., Term Loan B, 3 Mo.
                   LIBOR + 3.00%, 1.00% Floor ..........................      4.77%        06/07/23         3,066,848
     4,190,013  Curo Health Services Holdings, Inc., Term Loan B, 3 Mo.
                   LIBOR + 4.00%, 1.00% Floor ..........................      5.41%        02/05/22         4,205,726
     6,508,104  DuPage Medical Group, Initial Term Loan, 3 Mo. LIBOR +
                   3.00%, 0.75% Floor ..................................      4.42%        08/15/24         6,516,239
     5,731,617  Envision Healthcare Corp. (Emergency Medical Services
                   Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75%
                   Floor ...............................................      4.58%        12/01/23         5,750,703
     2,765,070  ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor .........................................      4.82%        07/27/23         2,784,647
     3,230,456  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor ......      5.75%        07/01/21         2,810,497
     5,644,179  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 1.00% Floor ................................      4.83%        06/30/24         5,648,863
    14,488,388  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   1.00% Floor .........................................      4.32%        02/06/24        14,198,620
     5,421,796  U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%,
                   1.00% Floor .........................................      5.94%        12/30/22         5,423,477
                                                                                                       --------------
                                                                                                           56,223,694
                                                                                                       --------------

                HEALTH CARE SUPPLIES -- 0.0%
       431,809  ConvaTec, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75%
                   Floor ...............................................      3.94%        10/31/23           435,319
                                                                                                       --------------

                HEALTH CARE TECHNOLOGY -- 1.1%
    12,925,000  Change Healthcare Holdings, Inc., Term Loan B, 1 Mo.
                   LIBOR + 2.75%, 1.00% Floor ..........................      4.32%        02/02/24        13,002,550
     2,413,441  Cotiviti Corp., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00%
                   Floor ...............................................      4.20%        09/28/23         2,430,045
                                                                                                       --------------
                                                                                                           15,432,595
                                                                                                       --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.5%
     3,624,285  Extended Stay America (ESH Hospitality, Inc.),
                   Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor .......      3.82%        08/30/23         3,654,041
     3,675,375  Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.50%, 0.75% Floor .................................       4.07%        11/30/23         3,708,306
                                                                                                       --------------
                                                                                                            7,362,347
                                                                                                       --------------

                HOUSEHOLD APPLIANCES -- 0.2%
       336,271  Traeger Grills, Delayed Draw Term Loan (c)  ............      5.00% (d)    09/25/24           340,054
     2,138,369  Traeger Grills, Closing Date Term Loan, 3 Mo. LIBOR +
                   5.00%, 1.00% Floor...................................      6.69%        09/25/24         2,162,426
                                                                                                       --------------
                                                                                                            2,502,480
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.2%
$    2,345,357  Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.00% Floor .........................................      4.57%        05/01/24    $    2,355,630
                                                                                                       --------------

                HYPERMARKETS & SUPER CENTERS -- 1.9%
    23,619,376  BJ's Wholesale Club, Inc., Term Loan (First Lien), 2 Mo.
                   LIBOR + 3.50%, 1.00% Floor ..........................      4.95%        01/31/24        23,603,314
     1,799,866  BJ's Wholesale Club, Inc., Term Loan (Second Lien), 2 Mo.
                   LIBOR + 7.50%, 1.00% Floor ..........................      8.95%        01/26/25         1,803,700
                                                                                                       --------------
                                                                                                           25,407,014
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 0.0%
       278,372  Accudyne Industries, Term Loan B, 1 Mo. LIBOR + 3.75%,
                   1.00% Floor .........................................      5.32%        08/15/24           280,844
                                                                                                       --------------

                INSURANCE BROKERS -- 3.4%
     4,590,000  Amwins Group LLC, Term Loan B (First Lien), 1 Mo. LIBOR
                   + 2.75%, 1.00% Floor ................................  4.30% - 4.32%    01/31/24         4,618,688
       571,429  Amwins Group LLC, Term Loan B (Second Lien), 1 Mo. LIBOR
                   + 6.75%, 1.00% Floor ................................      8.32%        01/25/25           576,429
    14,395,032  HUB International Ltd., Initial Term Loan (New), 3 Mo.
                   LIBOR + 3.00%, 1.00% Floor ..........................      4.41%        10/02/20        14,489,895
    10,407,757  National Financial Partners Corp., Term Loan B, 1 Mo.
                   LIBOR + 3.50%, 0.00% Floor ..........................      5.07%        01/06/24        10,515,061
    15,052,145  USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo.
                   LIBOR + 3.00%, 0.00% Floor ..........................      4.69%        05/15/24        15,116,116
                                                                                                       --------------
                                                                                                           45,316,189
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.3%
    13,742,078  Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor .........................................      4.32%        01/31/25        13,527,427
     4,306,677  Numericable U.S. LLC (Altice France S.A.), Term Loan B12,
                   3 Mo. LIBOR + 3.00%, 0.00% Floor ....................      4.72%        01/06/26         4,141,602
                                                                                                       --------------
                                                                                                           17,669,029
                                                                                                       --------------

                LEISURE FACILITIES -- 1.5%
    14,218,973  ClubCorp Club Operations, Inc., Term Loan B, 3 Mo. LIBOR
                   + 3.25%, 0.00% Floor ................................      4.94%        08/31/24        14,318,932
     4,708,569  Planet Fitness Holdings LLC, Term Loan B, 1 Mo. LIBOR +
                   3.00%, 0.75% Floor ..................................      4.57%        03/31/21         4,755,655
     1,096,406  Planet Fitness Holdings LLC, Term Loan B, 3 Mo. LIBOR +
                   3.00%, 0.75% Floor ..................................      4.69%        03/31/21         1,107,370
                                                                                                       --------------
                                                                                                           20,181,957
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 4.4%
     1,724,489  Immucor, Inc., Term Loan B, 2 Mo. LIBOR + 5.00%, 1.00%
                   Floor ...............................................      6.65%        07/30/21         1,756,823
     3,796,485  IMS Health (Quintiles International), Term B-2 Loan,
                   3 Mo. LIBOR + 2.00%, 0.00% Floor ....................      3.69%        01/17/25         3,818,846
    11,400,753  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                   Inc.), Initial Term Loan, 3 Mo. LIBOR + 3.75%, 1.00%
                   Floor ...............................................      5.44%        06/30/21        11,496,975
     7,482,790  Parexel, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00%
                   Floor ...............................................      4.32%        09/27/24         7,537,040
     8,672,695  Pharmaceutical Product Development, Inc., Term Loan B,
                   1 Mo. LIBOR + 2.75%, 1.00% Floor ....................      4.32%        08/18/22         8,731,236
     9,605,159  Pharmaceutical Product Development, Inc., Term Loan B,
                   3 Mo. LIBOR + 2.75%, 1.00% Floor ....................      4.44%        08/18/22         9,669,995


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$   16,129,201  Sterigenics International (STHI Intermediate Holding
                   Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00%
                   Floor ...............................................      4.57%        05/15/22    $   16,169,524
                                                                                                       --------------
                                                                                                           59,180,439
                                                                                                       --------------

                MANAGED HEALTH CARE -- 2.6%
     4,844,000  Davis Vision/Superior Vision (Wink Holdco), Term Loan B,
                   3 Mo. LIBOR + 3.00%, 1.00% Floor ....................      4.49%        11/02/24         4,898,495
    30,239,999  MultiPlan, Inc. (MPH Acquisition Holdings LLC),
                   Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor .......      4.69%        06/07/23        30,443,211
                                                                                                       --------------
                                                                                                           35,341,706
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 0.6%
     4,659,586  Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor .........................................      4.82%        10/01/21         4,696,490
     2,767,543  Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.25%,
                   1.00% Floor .........................................      4.95%        10/01/21         2,789,462
       511,163  Crown Holdings, Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00%
                   Floor ...............................................      3.85%        01/19/25           516,832
                                                                                                       --------------
                                                                                                            8,002,784
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 1.2%
     1,405,800  AMC Entertainment, Inc., 2016 Incremental Term Loan,
                   1 Mo. LIBOR + 2.25%, 0.00% Floor ....................      3.81%        12/15/23         1,409,750
       211,792  AMC Entertainment, Inc., Initial Term Loan, 1 Mo. LIBOR
                   + 2.25%, 0.00% Floor ................................      3.81%        12/15/22           212,480
     2,920,500  Creative Artists Agency LLC (CAA Holdings LLC),
                   Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor .......      5.06%        02/15/24         2,954,582
    11,253,321  Formula One (Delta 2 Lux S.A.R.L.), Term Loan B, 1 Mo.
                   LIBOR + 2.50%, 1.00% Floor ..........................      4.07%        02/01/24        11,289,894
                                                                                                       --------------
                                                                                                           15,866,706
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
       377,825  American Energy Marcellus Holdings LLC (Ascent Resources -
                Marcellus LLC), Initial Loan (First Lien), 3 Mo. LIBOR +
                   4.25%, 1.00% Floor (e)...............................      5.71%        08/04/20           247,476
                                                                                                       --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 1.6%
     9,357,233  Duff & Phelps Corp., Restatement Term Loan, 3 Mo. LIBOR
                   + 3.25%, 1.00% Floor ................................      4.94%        12/05/24         9,445,004
     6,343,995  First Data Corp., Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.00% Floor ..........................................     3.81%        04/26/24         6,388,911
     1,967,070  iPayment, Inc., Term Loan B, 6 Mo. LIBOR + 5.00%, 1.00%.
                   Floor ...............................................      6.62%        04/11/23         1,991,658
     3,152,000  Wex, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00%
                   Floor ...............................................      3.82%        07/01/23         3,186,798
                                                                                                       --------------
                                                                                                           21,012,371
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 1.6%
       699,343  Blue Buffalo Company, Ltd., Term Loan B, 1 Mo. LIBOR +
                   2.00%, 0.00% Floor ..................................      3.57%        05/22/24           702,259
    13,358,632  Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo.
                   LIBOR + 2.25%, 0.75% Floor ..........................      3.82%        08/03/22        13,442,124
     7,597,504  Post Holdings, Inc., Series A Incremental Term Loan,
                   1 Mo. LIBOR + 2.25%, 0.00% Floor ....................      3.82%        05/30/24         7,641,797
                                                                                                       --------------
                                                                                                           21,786,180
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PAPER PACKAGING -- 2.7%
$   36,041,563  Reynolds Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 2.75%, 0.00% Floor ................................      4.32%        02/05/23    $   36,303,585
                                                                                                       --------------

                PHARMACEUTICALS -- 5.0%
     1,128,313  Akorn, Inc., Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor ....      5.88%        04/16/21         1,129,724
     3,344,989  Amneal Pharmaceuticals LLC, Term Loan B, 3 Mo. LIBOR +
                   3.50%, 1.00% Floor ..................................      5.19%        11/01/19         3,360,677
     3,620,786  Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo.
                   LIBOR + 2.25%, 1.00% Floor ..........................      3.82%        05/20/24         3,642,837
     3,924,137  Concordia Healthcare Corp., Initial Dollar Term Loan,
                   1 Mo. LIBOR + 4.25%, 1.00% Floor (f) ................      5.82%        10/21/21         3,374,758
    21,152,082  Endo Pharmaceuticals Holdings, Inc., Term Loan B, 1 Mo.
                   LIBOR + 4.25%, 0.75% Floor ..........................      5.88%        04/29/24        21,162,659
     4,314,217  Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      3.72%        01/19/25         4,339,843
     8,161,501  Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor .........................................      4.81%        03/29/24         8,232,914
    22,625,241  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan, 1 Mo. LIBOR + 3.50%, 0.75%
                   Floor ...............................................      5.06%        04/01/22        22,961,904
                                                                                                       --------------
                                                                                                           68,205,316
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.1%
       562,994  DTZ Worldwide LTD., 2015-1 Additional Term Loan, 3 Mo.
                   LIBOR + 3.25%, 1.00% Floor ..........................  4.73% - 5.02%    11/04/21           562,679
       989,599  Realogy Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00%
                   Floor ...............................................      3.82%        01/25/25           996,486
                                                                                                       --------------
                                                                                                            1,559,165
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 3.0%
     7,967,840  Acosta, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      4.82%        09/26/21         6,914,333
        43,905  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien), 2 Mo. LIBOR + 3.25%, 1.00% Floor ......      4.90%        07/23/21            43,356
    16,947,190  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien), 3 Mo. LIBOR + 3.25%, 1.00% Floor ......      5.02%        07/23/21        16,735,350
    17,418,375  Information Resources, Inc., Term Loan B, 1 Mo. LIBOR +
                   4.25%, 1.00% Floor ..................................      5.81%        01/18/24        17,518,531
                                                                                                       --------------
                                                                                                           41,211,570
                                                                                                       --------------

                RESTAURANTS -- 2.0%
     7,301,160  Burger King (1011778 B.C. Unlimited Liability Company),
                   Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor .......      3.82%        02/17/24         7,341,316
     4,693,805  Burger King (1011778 B.C. Unlimited Liability Company),
                   Term Loan B, 3 Mo. LIBOR + 2.25%, 1.00% Floor .......      3.94%        02/17/24         4,719,621
     1,028,200  IRB Holding Corp. (Arby's), Term Loan B, 1 Mo. LIBOR +
                   3.25%, 1.00% Floor .................................       4.83%        01/18/25         1,041,700
    13,759,109  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo.
                   LIBOR + 4.50%, 1.00% Floor ..........................      6.19%        08/02/21        13,879,501
                                                                                                       --------------
                                                                                                           26,982,138
                                                                                                       --------------

                SECURITY & ALARM SERVICES -- 0.2%
     2,766,183  Garda World Security Corp., Term Loan B, 3 Mo. LIBOR +
                   3.50%, 1.00% Floor ..................................      4.97%        05/26/24         2,789,225
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SEMICONDUCTORS -- 0.3%
$    1,503,391  Micron Technology, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.00%, 0.00% Floor ..................................      3.58%        04/26/22    $    1,514,982
     2,839,467  Western Digital Corp., Term Loan B, 1 Mo. LIBOR + 2.00%,
                   0.00% Floor .........................................      3.56%        04/29/23         2,858,633
                                                                                                       --------------
                                                                                                            4,373,615
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 1.2%
       806,071  Aramark Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00%
                   Floor ...............................................      3.57%        03/28/24           812,117
     3,500,000  Aramark Corp., Term Loan B1, 1 Mo. LIBOR + 2.00%, 0.00%
                   Floor ...............................................      3.57%        03/07/25         3,529,155
    10,147,219  Asurion LLC, Replacement Term Loan B-5, 1 Mo. LIBOR +
                   3.00%, 0.00% Floor ..................................      4.57%        11/03/23        10,223,323
       165,000  Asurion LLC, Term Loan (Second Lien) 2017, 1 Mo. LIBOR +
                   6.00%, 0.00% Floor ..................................      7.57%        07/31/25           170,156
     1,375,553  Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 2.75%, 1.00%
                   Floor ...............................................      4.32%        08/04/22         1,385,444
                                                                                                       --------------
                                                                                                           16,120,195
                                                                                                       --------------

                SPECIALIZED FINANCE -- 2.4%
    32,201,156  AlixPartners LLP, Term Loan B, 3 Mo. LIBOR + 2.75%,
                   0.00% Floor .........................................      4.44%        04/29/24        32,424,632
                                                                                                       --------------

                SPECIALTY CHEMICALS -- 0.4%
     5,101,905  H.B. Fuller, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00%
                   Floor ...............................................      3.81%        10/20/24         5,139,455
       881,751  Platform Specialty Products Corp. (fka: Macdermid, Inc.),
                   Term Loan B6, 1 Mo. LIBOR + 3.00%, 1.00% Floor ......      4.57%        06/07/23           887,994
                                                                                                       --------------
                                                                                                            6,027,449
                                                                                                       --------------

                SPECIALTY STORES -- 0.4%
     1,377,429  Party City Holdings, Inc., Term Loan B, 3 Mo. LIBOR +
                   3.00%, 0.75% Floor ..................................  4.70% - 4.78%    08/19/22         1,385,087
       531,041  Party City Holdings, Inc., Term Loan B, 6 Mo. LIBOR +
                   3.00%, 0.75% Floor ..................................      4.58%        08/19/22           533,994
     5,261,159  Toys "R" US-Delaware, Inc., Term B-2 Loan, Prime Rate +
                   2.75%, 1.50% Floor (f) ..............................      7.25%        05/25/18         1,762,489
     1,553,224  Toys "R" US-Delaware, Inc., Term B-3 Loan, Prime Rate +
                   2.75%, 1.50% Floor (f) ..............................      7.25%        05/25/18           520,330
     3,253,846  Toys "R" US-Delaware, Inc., Term B-4 Loan, Prime Rate +
                   7.75%, 1.00% Floor (f) ..............................     12.25%        04/25/20         1,625,751
                                                                                                       --------------
                                                                                                            5,827,651
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 6.3%
     1,940,736  Applied Systems, Inc., Term Loan (First Lien), 3 Mo.
                   LIBOR + 3.25%, 1.00% Floor ..........................      4.94%        09/13/24         1,959,872
     1,331,175  Applied Systems, Inc., Term Loan (Second Lien), 3 Mo.
                   LIBOR + 7.00%, 1.00% Floor ..........................      8.69%        09/13/25         1,376,941
     4,483,279  Avast Software B.V. (Sybil Software LLC), Refinancing
                   Dollar Term Loans, 3 Mo. LIBOR + 2.75%, 1.00%
                   Floor ...............................................      4.44%        09/30/23         4,510,672
    35,515,627  BMC Software Finance, Inc. Term Loan B, 1 Mo. LIBOR +
                   3.25%, 0.00% Floor ..................................      4.82%        09/10/22        35,693,204
    20,185,515  Compuware Corp., Term Loan B3, 2 Mo. LIBOR + 4.25%,
                   1.00% Floor .........................................      5.90%        12/15/21        20,311,675


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (a)     MATURITY (b)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SYSTEMS SOFTWARE (CONTINUED)
$    7,813,750  Misys Financial Software Ltd. (Almonde, Inc.),
                   Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor .......      4.98%        06/13/24    $    7,853,600
     1,641,257  Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.25%, 1.00% Floor ..................................      4.83%        04/24/22         1,620,971
       534,361  SS&C Technologies Holdings, Inc., Term Loan B1, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      3.82%        07/08/22           537,129
         8,300  SS&C Technologies Holdings, Inc., Term Loan B2, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ..........................      3.82%        07/08/22             8,343
    11,352,029  Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      4.82%        06/30/23        11,468,388
                                                                                                       --------------
                                                                                                           85,340,795
                                                                                                       --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.0%
    13,680,685  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B, 1 Mo.
                   LIBOR + 2.00%, 0.75% Floor ..........................      3.58%        09/07/23        13,729,799
                                                                                                       --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................   1,152,778,649
                (Cost $1,155,371,564)                                                                  --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 6.5%

                AGRICULTURAL PRODUCTS -- 0.1%
     1,000,000  Lamb Weston Holdings, Inc. (g)..........................      4.63%        11/01/24         1,020,000
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 0.1%
       500,000  Level 3 Financing, Inc. ................................      5.13%        05/01/23           502,500
       813,000  Level 3 Parent LLC .....................................      5.75%        12/01/22           823,163
                                                                                                       --------------
                                                                                                            1,325,663
                                                                                                       --------------

                APPLICATION SOFTWARE -- 0.0%
       500,000  Infor US, Inc. .........................................      6.50%        05/15/22           518,125
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.0%
       254,000  Cooper-Standard Automotive, Inc. (g)....................      5.63%        11/15/26           260,985
                                                                                                       --------------

                BROADCASTING -- 1.2%
     4,878,000  Gray Television, Inc. (g)...............................      5.13%        10/15/24         4,914,584
     2,148,000  Gray Television, Inc. (g)...............................      5.88%        07/15/26         2,217,810
       125,000  LIN Television Corp. ...................................      5.88%        11/15/22           129,450
       100,000  Nexstar Broadcasting, Inc. (g)..........................      6.13%        02/15/22           103,500
     4,559,000  Nexstar Broadcasting, Inc. (g)..........................      5.63%        08/01/24         4,724,264
     2,994,000  Sinclair Television Group, Inc. (g).....................      5.63%        08/01/24         3,091,305
       791,000  Sinclair Television Group, Inc. (g).....................      5.88%        03/15/26           823,629
                                                                                                       --------------
                                                                                                           16,004,542
                                                                                                       --------------

                CABLE & SATELLITE -- 0.4%
     2,975,000  Altice US Finance I Corp. (g)...........................      5.50%        05/15/26         3,049,375
     2,350,000  CCO Holdings LLC / CCO Holdings Capital Corp. ..........      5.75%        01/15/24         2,426,375
       600,000  CCO Holdings LLC / CCO Holdings Capital Corp. (g). .....      5.88%        04/01/24           628,500
                                                                                                       --------------
                                                                                                            6,104,250
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.2%
$      745,000  CalAtlantic Group, Inc. ................................      5.88%        11/15/24    $      814,844
       250,000  KB Home ................................................      7.00%        12/15/21           276,250
     1,000,000  PulteGroup, Inc. .......................................      5.50%        03/01/26         1,077,500
                                                                                                       --------------
                                                                                                            2,168,594
                                                                                                       --------------

                FOOD RETAIL -- 0.1%
     1,000,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertson's,
                   Inc. / Albertson's LLC ..............................      5.75%        03/15/25           897,500
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 2.2%
     3,000,000  Encompass Health Corp. .................................      5.75%        11/01/24         3,071,250
       500,000  HCA, Inc. ..............................................      5.88%        05/01/23           537,500
       605,000  HCA, Inc. ..............................................      5.38%        02/01/25           619,369
     1,750,000  Kindred Healthcare, Inc. ...............................      8.00%        01/15/20         1,875,781
     2,472,000  LifePoint Health, Inc. .................................      5.38%        05/01/24         2,391,660
     1,500,000  Select Medical Corp. ...................................      6.38%        06/01/21         1,539,375
       170,000  Tenet Healthcare Corp. .................................      6.00%        10/01/20           179,350
    10,487,000  Tenet Healthcare Corp. (g)..............................      7.50%        01/01/22        11,136,669
     8,080,000  Tenet Healthcare Corp. .................................      8.13%        04/01/22         8,367,889
                                                                                                       --------------
                                                                                                           29,718,843
                                                                                                       --------------

                HEALTH CARE SERVICES -- 0.1%
     1,000,000  Envision Healthcare Corp. (g)...........................      6.25%        12/01/24         1,063,750
                                                                                                       --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
       472,000  Calpine Corp. ..........................................      5.50%        02/01/24           450,170
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.1%
     1,821,000  Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
                   Diagnostics SA (g)...................................      6.63%        05/15/22         1,830,105
                                                                                                       --------------

                MANAGED HEALTH CARE -- 0.8%
    10,000,000  MPH Acquisition Holdings LLC (g)........................      7.13%        06/01/24        10,762,500
                                                                                                       --------------

                MOVIES & ENTERTAINMENT -- 0.2%
     3,390,000  AMC Entertainment Holdings, Inc. .......................      5.75%        06/15/25         3,317,962
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
     1,307,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                   Corp. (g)............................................      5.50%        09/15/24         1,342,943
                                                                                                       --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
       250,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................      5.75%        04/01/25           259,063
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.1%
     1,350,000  Post Holdings, Inc. (g).................................      5.00%        08/15/26         1,321,313
                                                                                                       --------------

                PAPER PACKAGING -- 0.1%
       250,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                   Reynolds Group Issuer Lu 3 Mo. LIBOR +
                   3.50% (g) (h)........................................      5.22%        07/15/21           255,000
     1,000,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                   Reynolds Group Issuer Lu (g).........................      7.00%        07/15/24         1,065,625
                                                                                                       --------------
                                                                                                            1,320,625
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.6%
     7,759,000  Realogy Group LLC / Realogy Co-Issuer Corp. (g).........      4.88%        06/01/23         7,712,834
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.0%
       250,000  United Rentals North America, Inc.......................      5.88%        09/15/26           268,750
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
$       93,000  Sprint Communications, Inc. (g).........................      9.00%        11/15/18    $       97,301
       150,000  T-Mobile USA, Inc. .....................................      6.00%        03/01/23           157,373
       500,000  T-Mobile USA, Inc. .....................................      6.63%        04/01/23           520,900
                                                                                                       --------------
                                                                                                              775,574
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................      88,444,091
                (Cost $86,856,692)                                                                     --------------

FOREIGN CORPORATE BONDS -- 1.9%

                CABLE & SATELLITE -- 0.2%
       500,000  Virgin Media Secured Finance PLC (g)....................      5.25%        01/15/26           510,625
     1,500,000  Virgin Media Secured Finance PLC (g)....................      5.50%        08/15/26         1,541,715
       733,000  Ziggo Secured Finance BV (g)............................      5.50%        01/15/27           729,335
                                                                                                       --------------
                                                                                                            2,781,675
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.0%
       250,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (g)................................      5.88%        04/15/23           268,125
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.1%
     1,000,000  SFR Group SA (g)........................................      6.00%        05/15/22           977,200
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 0.1%
     1,028,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (g)..................................................      4.25%        09/15/22         1,036,501
       250,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (g)..................................................      7.25%        05/15/24           269,613
                                                                                                       --------------
                                                                                                            1,306,114
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.0%
       262,000  JBS USA LUX SA / JBS USA Finance, Inc. (g)..............      8.25%        02/01/20           263,750
       377,000  JBS USA LUX SA / JBS USA Finance, Inc. (g)..............      5.88%        07/15/24           379,356
                                                                                                       --------------
                                                                                                              643,106
                                                                                                       --------------

                PHARMACEUTICALS -- 1.4%
       250,000  Mallinckrodt International Finance SA / Mallinckrodt CB
                   LLC, (g).............................................      5.63%        10/15/23           215,000
    17,785,000  Valeant Pharmaceuticals International, Inc. (g).........      5.38%        03/15/20        17,742,850
     1,240,000  Valeant Pharmaceuticals International, Inc. (g).........      5.50%        11/01/25         1,253,950
                                                                                                       --------------
                                                                                                           19,211,800
                                                                                                       --------------

                RESTAURANTS -- 0.1%
     1,000,000  1011778 BC ULC / New Red Finance, Inc. (g)..............      5.00%        10/15/25         1,006,250
                                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS........................................................      26,194,270
                (Cost $25,983,065)                                                                     --------------


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS -- 0.0%

                ELECTRIC UTILITIES -- 0.0%
         4,887  Vistra Energy Corp. (i) .............................................................           3,695
         8,105  Vistra Energy Corp. Claim (i) (j) (k)................................................               0
                                                                                                       --------------
                                                                                                                3,695
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS (CONTINUED)

                LIFE SCIENCES TOOLS & SERVICES -- 0.0%
             1  New Millennium Holdco, Inc., Corporate Claim Trust (i) (j) (k) (l)...................  $            0
             1  New Millennium Holdco, Inc., Corporate Claim Trust (i) (j) (k) (l)...................               0
                                                                                                       --------------
                                                                                                                    0
                                                                                                       --------------
                TOTAL RIGHTS ........................................................................           3,695
                (Cost $8,491)                                                                          --------------

MONEY MARKET FUNDS -- 11.0%

   148,190,209  Morgan Stanley Institutional Liquidity Fund - Treasury
                Portfolio - Institutional Class - 1.21% (m)..........................................     148,190,209
                (Cost $148,190,209)                                                                    --------------

                TOTAL INVESTMENTS -- 104.6%..........................................................   1,415,610,914
                (Cost $1,416,410,021) (n)
                NET OTHER ASSETS AND LIABILITIES -- (4.6)%...........................................     (61,711,737)
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,353,899,177
                                                                                                       ==============

-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) Delayed Draw Loan (See Note 2C - Unfunded Loan Commitments in the Notes to Portfolio of Investments).

(d) Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.

(e) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(f)   This issuer has filed for protection in federal bankruptcy court.

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $83,616,262 or 6.2% of net assets.

(h)   Floating or variable rate security.

(i)   Non-income producing security.

(j) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2018, securities noted as such amounted to $0 or 0.0% of net assets.

(k) This security's value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments).

(l) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(m)   Rate shown reflects yield as of January 31, 2018.


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)


(n) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,133,227 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,932,334. The net unrealized depreciation was $799,107.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2018         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Senior Floating-Rate Loan Interests*.......  $1,152,778,649   $         --   $1,152,778,649   $           --
Corporate Bonds*...........................      88,444,091             --       88,444,091               --
Foreign Corporate Bonds*...................      26,194,270             --       26,194,270               --
Rights.....................................
   Electric Utilities .....................           3,695             --            3,695               --**
   Life Science Tools & Services...........              --**           --               --               --**
Money Market Funds.........................     148,190,209    148,190,209               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $1,415,610,914   $148,190,209   $1,267,420,705   $           --**
                                             ==============   ============   ==============   ==============

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

Level 3 Rights that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2018 (UNAUDITED)


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2017
Rights                                               $        --*
Net Realized Gain (Loss)                                      --
Change in Unrealized Appreciation /(Depreciation)             --
Purchases                                                     --
Sales                                                         --
Transfers In                                                  --
Transfers Out                                                 --
                                                     -----------
ENDING BALANCE AT JANUARY 31, 2018
Rights                                                        --*
                                                     -----------
Total Level 3 Holdings                               $        --*
                                                     ===========

* Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2018.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2018 (UNAUDITED)

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2018 (UNAUDITED)

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2018 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of January 31, 2018.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed drawn loan commitments, which are marked to market daily, of $1,436,135 as of January 31, 2018. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount.

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 64.8%

                AGRICULTURAL PRODUCTS -- 0.1%
$      850,000  Lamb Weston Holdings, Inc. (a)..........................      4.63%        11/01/24    $      867,000
                                                                                                       --------------

                ALTERNATIVE CARRIERS -- 0.9%
       500,000  Level 3 Financing, Inc. ................................      5.38%        08/15/22           508,750
       500,000  Level 3 Financing, Inc. ................................      5.13%        05/01/23           502,500
     2,000,000  Level 3 Financing, Inc. ................................      5.38%        01/15/24         1,995,000
     7,437,000  Level 3 Parent LLC (b)..................................      5.75%        12/01/22         7,529,963
                                                                                                       --------------
                                                                                                           10,536,213
                                                                                                       --------------

                APPLICATION SOFTWARE -- 1.5%
       250,000  Infor US, Inc. (a)......................................      5.75%        08/15/20           256,925
     8,400,000  Infor US, Inc. (b)......................................      6.50%        05/15/22         8,704,500
     8,993,000  RP Crown Parent LLC (a).................................      7.38%        10/15/24         9,476,374
                                                                                                       --------------
                                                                                                           18,437,799
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.5%
       425,000  American Axle & Manufacturing, Inc. (b).................      7.75%        11/15/19           461,125
     1,000,000  American Axle & Manufacturing, Inc. ....................      6.63%        10/15/22         1,037,500
     4,714,000  Cooper-Standard Automotive, Inc. (a)....................      5.63%        11/15/26         4,843,635
                                                                                                       --------------
                                                                                                            6,342,260
                                                                                                       --------------

                AUTOMOTIVE RETAIL -- 0.1%
       815,000  KAR Auction Services, Inc. (a)..........................      5.13%        06/01/25           827,225
                                                                                                       --------------

                BROADCASTING -- 6.4%
    26,086,000  Gray Television, Inc. (a) (b)...........................      5.88%        07/15/26        26,933,794
     1,375,000  LIN Television Corp. ...................................      5.88%        11/15/22         1,423,950
     4,200,000  Nexstar Broadcasting, Inc. (a)..........................      6.13%        02/15/22         4,347,000
    14,958,000  Nexstar Broadcasting, Inc. (a) (b)......................      5.63%        08/01/24        15,500,227
       495,000  Sinclair Television Group, Inc. ........................      5.38%        04/01/21           503,044
    10,000,000  Sinclair Television Group, Inc. (a).....................      5.63%        08/01/24        10,325,000
    10,599,000  Sinclair Television Group, Inc. (a).....................      5.88%        03/15/26        11,036,209
     2,894,000  Sinclair Television Group, Inc. (a).....................      5.13%        02/15/27         2,886,765
     4,000,000  Tribune Media Co. ......................................      5.88%        07/15/22         4,135,000
     1,750,000  Univision Communications, Inc. (a)......................      5.13%        02/15/25         1,701,875
                                                                                                       --------------
                                                                                                           78,792,864
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.2%
     1,000,000  CEMEX Finance LLC (a)...................................      6.00%        04/01/24         1,053,000
       235,000  Jeld-Wen, Inc. (a)......................................      4.63%        12/15/25           235,588
       235,000  Jeld-Wen, Inc. (a)......................................      4.88%        12/15/27           235,881
       892,000  Standard Industries, Inc. (a)...........................      5.00%        02/15/27           907,610
                                                                                                       --------------
                                                                                                            2,432,079
                                                                                                       --------------

                CABLE & SATELLITE -- 4.0%
    16,855,000  Altice US Finance I Corp. (a) (b).......................      5.50%        05/15/26        17,276,375
     7,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b).......      5.75%        01/15/24         7,743,749
     6,700,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.88%        04/01/24         7,018,250
     1,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.75%        02/15/26         1,037,500
     1,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.50%        05/01/26         1,533,750
     2,478,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......      5.13%        05/01/27         2,428,440
     8,140,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a)............................................      7.75%        07/15/25         8,892,950
     1,000,000  CSC Holdings LLC (a)....................................     10.13%        01/15/23         1,130,625
       819,000  CSC Holdings LLC (a)....................................      5.50%        04/15/27           831,285
     1,800,000  CSC Holdings LLC (a)....................................      5.38%        02/01/28         1,800,000


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                CABLE & SATELLITE (CONTINUED)
$      100,000  Mediacom Broadband LLC / Mediacom Broadband Corp. ......      5.50%        04/15/21    $      101,375
                                                                                                       --------------
                                                                                                           49,794,299
                                                                                                       --------------

                CASINOS & GAMING -- 3.9%
     2,100,000  Boyd Gaming Corp. ......................................      6.38%        04/01/26         2,257,500
    19,356,000  Caesars Resort Collection LLC / CRC Finco, Inc. (a).....      5.25%        10/15/25        19,261,348
     1,863,000  Eldorado Resorts, Inc. .................................      6.00%        04/01/25         1,953,821
       150,000  GLP Capital LP / GLP Financing II, Inc. ................      5.38%        04/15/26           160,875
     8,600,000  MGM Resorts International (b)...........................      7.75%        03/15/22         9,799,442
     2,200,000  MGM Resorts International (b)...........................      6.00%        03/15/23         2,381,500
     2,439,000  Penn National Gaming, Inc. (a)..........................      5.63%        01/15/27         2,535,097
     4,152,000  Scientific Games International, Inc. (a)................      5.00%        10/15/25         4,167,570
        97,000  Station Casinos LLC (a).................................      5.00%        10/01/25            98,091
     4,500,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...      5.50%        03/01/25         4,553,438
       410,000  Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)...      5.25%        05/15/27           405,131
                                                                                                       --------------
                                                                                                           47,573,813
                                                                                                       --------------

                COAL & CONSUMABLE FUELS -- 0.1%
       483,000  Peabody Energy Corp. (a)................................      6.00%        03/31/22           503,508
       967,000  Peabody Energy Corp. (a)................................      6.38%        03/31/25         1,018,976
                                                                                                       --------------
                                                                                                            1,522,484
                                                                                                       --------------

                COMPUTER & ELECTRONICS RETAIL -- 0.4%
     4,850,000  Energizer Holdings, Inc. (a)............................      5.50%        06/15/25         4,983,375
                                                                                                       --------------

                CONSTRUCTION MATERIALS -- 0.0%
       300,000  Summit Materials LLC / Summit Materials Finance Corp. ..      6.13%        07/15/23           311,250
        81,000  Summit Materials LLC / Summit Materials Finance
                   Corp. (a)............................................      5.13%        06/01/25            82,721
                                                                                                       --------------
                                                                                                              393,971
                                                                                                       --------------

                CONSUMER FINANCE -- 0.0%
       406,000  FirstCash, Inc. (a).....................................      5.38%        06/01/24           427,315
                                                                                                       --------------

                DISTRIBUTORS -- 0.1%
     1,450,000  HD Supply, Inc. (a).....................................      5.75%        04/15/24         1,555,125
                                                                                                       --------------

                DIVERSIFIED METALS & MINING -- 0.7%
     8,111,000  Freeport-McMoRan, Inc. .................................      6.88%        02/15/23         8,942,378
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 3.0%
       745,000  CalAtlantic Group, Inc. ................................      5.88%        11/15/24           814,844
     9,695,000  CalAtlantic Group, Inc. (b).............................      5.25%        06/01/26        10,191,869
     5,810,000  KB Home (b).............................................      7.00%        12/15/21         6,420,050
     1,725,000  KB Home ................................................      7.63%        05/15/23         1,975,125
     1,000,000  Meritage Homes Corp. ...................................      7.00%        04/01/22         1,127,500
       804,000  Meritage Homes Corp. ...................................      5.13%        06/06/27           816,060
     6,872,000  PulteGroup, Inc. .......................................      5.50%        03/01/26         7,404,580
     7,914,000  TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. (b).....      5.88%        06/15/24         8,422,870
                                                                                                       --------------
                                                                                                           37,172,898
                                                                                                       --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
       285,000  Wrangler Buyer Corp. (a)................................      6.00%        10/01/25           295,688
                                                                                                       --------------

                FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
       100,000  Scotts Miracle-Gro (The) Co. ...........................      6.00%        10/15/23           106,000
                                                                                                       --------------

                FINANCIAL EXCHANGES & DATA -- 0.1%
     1,146,000  MSCI, Inc. (a)..........................................      5.75%        08/15/25         1,220,490
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                FOOD RETAIL -- 0.3%
$    3,535,000  Albertsons Cos. LLC / Safeway, Inc. / New Albertson's,
                   Inc. / Albertson's LLC ..............................      5.75%        03/15/25    $    3,172,663
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 0.7%
     6,950,000  DJO Finco, Inc. / DJO Finance LLC / DJO Finance
                   Corp. (a) (b)........................................      8.13%        06/15/21         6,741,500
       700,000  Hill-Rom Holdings, Inc. (a).............................      5.75%        09/01/23           732,375
       622,000  Hologic, Inc. (a).......................................      4.38%        10/15/25           623,555
       419,000  Teleflex, Inc. .........................................      4.63%        11/15/27           419,000
                                                                                                       --------------
                                                                                                            8,516,430
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 8.9%
       250,000  Acadia Healthcare Co., Inc. ............................      6.50%        03/01/24           262,500
       250,000  Encompass Health Corp. .................................      5.13%        03/15/23           258,388
    11,900,000  Encompass Health Corp. (b)..............................      5.75%        11/01/24        12,182,625
       250,000  Encompass Health Corp.  ................................      5.75%        09/15/25           259,688
     1,000,000  HCA, Inc. ..............................................      7.50%        02/15/22         1,125,000
     3,000,000  HCA, Inc. ..............................................      5.88%        05/01/23         3,225,000
     7,019,000  HCA, Inc. (b)...........................................      5.38%        02/01/25         7,185,700
     3,000,000  HCA, Inc. ..............................................      5.88%        02/15/26         3,157,500
     6,750,000  Kindred Healthcare, Inc. ...............................      8.00%        01/15/20         7,235,156
     9,500,000  Kindred Healthcare, Inc. (b)............................      6.38%        04/15/22         9,678,125
       500,000  LifePoint Health, Inc. .................................      5.50%        12/01/21           510,625
     1,500,000  LifePoint Health, Inc. .................................      5.88%        12/01/23         1,507,500
     3,828,000  LifePoint Health, Inc. .................................      5.38%        05/01/24         3,703,590
    15,400,000  Select Medical Corp. (b)................................      6.38%        06/01/21        15,804,249
     3,000,000  Tenet Healthcare Corp. .................................      6.75%        02/01/20         3,075,000
    10,139,000  Tenet Healthcare Corp. (a)..............................      7.50%        01/01/22        10,767,111
    27,514,000  Tenet Healthcare Corp. (b)..............................      8.13%        04/01/22        28,494,323
     1,000,000  Universal Health Services, Inc. (a).....................      5.00%        06/01/26         1,037,500
                                                                                                       --------------
                                                                                                          109,469,580
                                                                                                       --------------

                HEALTH CARE SERVICES -- 1.5%
     1,976,000  DaVita, Inc. ...........................................      5.00%        05/01/25         1,973,530
     3,000,000  Envision Healthcare Corp. (a)...........................      5.13%        07/01/22         2,992,500
     2,700,000  Envision Healthcare Corp. (b)...........................      5.63%        07/15/22         2,760,750
     3,800,000  Envision Healthcare Corp. (a)...........................      6.25%        12/01/24         4,042,250
     6,200,000  MEDNAX, Inc. (a)........................................      5.25%        12/01/23         6,347,250
       236,000  Service Corp. International ............................      4.63%        12/15/27           234,525
                                                                                                       --------------
                                                                                                           18,350,805
                                                                                                       --------------

                HEALTH CARE TECHNOLOGY -- 1.2%
    14,254,000  Change Healthcare Holdings LLC / Change Healthcare
                   Finance, Inc. (a) (b)................................     5.75%         03/01/25        14,556,898
                                                                                                       --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.4%
     3,600,000  ESH Hospitality, Inc. (a)...............................      5.25%        05/01/25         3,636,000
       820,000  Hilton Worldwide Finance LLC / Hilton Worldwide Finance
                   Corp.................................................      4.63%        04/01/25           827,692
                                                                                                       --------------
                                                                                                            4,463,692
                                                                                                       --------------

                HOUSEHOLD PRODUCTS -- 0.2%
     2,000,000  Spectrum Brands, Inc. ..................................      6.13%        12/15/24         2,130,000
                                                                                                       --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.1%
     1,346,000  Calpine Corp. ..........................................      5.50%        02/01/24         1,283,748


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (CONTINUED)
$      942,000  Calpine Corp. (a).......................................      5.25%        06/01/26    $      927,870
     8,700,000  NRG Energy, Inc. (b)....................................      6.25%        07/15/22         9,058,875
     1,881,000  NRG Energy, Inc. (a)....................................      5.75%        01/15/28         1,886,079
                                                                                                       --------------
                                                                                                           13,156,572
                                                                                                       --------------

                INDUSTRIAL CONGLOMERATES -- 0.0%
       235,000  RBS Global, Inc. / Rexnord LLC (a)......................      4.88%        12/15/25           238,525
                                                                                                       --------------

                INDUSTRIAL MACHINERY -- 0.1%
       858,000  SPX FLOW, Inc. (a)......................................      5.63%        08/15/24           894,465
       858,000  SPX FLOW, Inc. (a)......................................      5.88%        08/15/26           903,045
                                                                                                       --------------
                                                                                                            1,797,510
                                                                                                       --------------

                INSURANCE BROKERS -- 0.1%
     1,000,000  HUB International Ltd. (a)..............................      7.88%        10/01/21         1,041,250
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.5%
     9,000,000  Frontier Communications Corp. ..........................      8.13%        10/01/18         9,202,500
     4,000,000  Frontier Communications Corp. ..........................      7.13%        03/15/19         4,045,000
     5,644,000  Zayo Group LLC / Zayo Capital, Inc. (a).................      5.75%        01/15/27         5,750,107
                                                                                                       --------------
                                                                                                           18,997,607
                                                                                                       --------------

                INVESTMENT BANKING & BROKERAGE -- 0.5%
     5,740,000  LPL Holdings, Inc. (a)..................................      5.75%        09/15/25         5,869,150
                                                                                                       --------------

                IT CONSULTING & OTHER SERVICES -- 0.1%
       924,000  Gartner, Inc. (a).......................................      5.13%        04/01/25           963,270
                                                                                                       --------------

                LEISURE FACILITIES -- 3.0%
    12,320,000  Constellation Merger Sub, Inc. (a)......................      8.50%        09/15/25        12,073,600
    12,300,000  Six Flags Entertainment Corp. (a).......................      4.88%        07/31/24        12,499,875
    12,300,000  Six Flags Entertainment Corp. (a).......................      5.50%        04/15/27        12,622,874
                                                                                                       --------------
                                                                                                           37,196,349
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 1.2%
     1,360,000  inVentiv Group Holdings, Inc. / inVentiv Health, Inc. /
                   inVentiv Health Clinical, Inc. (a)...................      7.50%        10/01/24         1,482,400
     7,600,000  Jaguar Holding Co. II / Pharmaceutical Product
                   Development LLC (a)..................................      6.38%        08/01/23         7,885,000
     4,292,000  Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
                   Diagnostics SA (a) (b)...............................      6.63%        05/15/22         4,313,460
       800,000  Quintiles IMS, Inc. (a).................................      5.00%        10/15/26           818,000
       412,000  West Street Merger Sub, Inc. (a)........................      6.38%        09/01/25           418,180
                                                                                                       --------------
                                                                                                           14,917,040
                                                                                                       --------------

                MANAGED HEALTH CARE -- 3.5%
     2,250,000  Centene Corp. ..........................................      6.13%        02/15/24         2,396,250
    27,702,000  MPH Acquisition Holdings LLC (a) (b)....................      7.13%        06/01/24        29,814,277
     1,675,000  Polaris Intermediate Corp. (a) (c)......................      8.50%        12/01/22         1,748,281
     8,250,000  WellCare Health Plans, Inc. ............................      5.25%        04/01/25         8,635,275
                                                                                                       --------------
                                                                                                           42,594,083
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 0.2%
       961,000  Berry Global, Inc. (a)..................................      4.50%        02/15/26           960,712
       961,000  Crown Americas LLC / Crown Americas Capital
                   Corp. VI (a).........................................      4.75%        02/01/26           968,207
       795,000  Owens-Brockway Glass Container, Inc. (a)................      5.88%        08/15/23           846,178
                                                                                                       --------------
                                                                                                            2,775,097
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                MOVIES & ENTERTAINMENT -- 1.5%
$    3,000,000  AMC Entertainment Holdings, Inc. .......................      5.88%        02/15/22    $    3,026,250
    12,690,000  AMC Entertainment Holdings, Inc. .......................      5.75%        06/15/25        12,420,338
     1,625,000  Cinemark USA, Inc. (b)..................................      4.88%        06/01/23         1,653,438
     1,100,000  Live Nation Entertainment, Inc. (a) (b).................      5.38%        06/15/22         1,135,750
       500,000  Regal Entertainment Group ..............................      5.75%        03/15/22           516,250
                                                                                                       --------------
                                                                                                           18,752,026
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 2.4%
     3,700,000  Murphy Oil Corp. .......................................      6.88%        08/15/24         3,961,442
     3,250,000  Sanchez Energy Corp. ...................................      7.75%        06/15/21         3,217,435
     3,125,000  Sanchez Energy Corp. ...................................      6.13%        01/15/23         2,742,188
    11,239,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                   Corp. (a)............................................      5.50%        09/15/24        11,548,073
     7,712,000  Tallgrass Energy Partners LP / Tallgrass Energy Finance
                   Corp. (a)............................................      5.50%        01/15/28         7,702,360
                                                                                                       --------------
                                                                                                           29,171,498
                                                                                                       --------------

                OIL & GAS REFINING & MARKETING -- 0.0%
       415,000  Murphy Oil USA, Inc. ...................................      5.63%        05/01/27           430,044
                                                                                                       --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 1.7%
    14,533,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp.  ......................................      6.25%        04/01/23        15,223,317
     4,000,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp.  ......................................      5.75%        04/01/25         4,145,000
     1,035,000  Holly Energy Partners LP / Holly Energy Finance
                   Corp. (a)............................................      6.00%        08/01/24         1,086,750
       312,000  Summit Midstream Holdings LLC / Summit Midstream Finance
                   Corp.  ..............................................      5.50%        08/15/22           316,680
                                                                                                       --------------
                                                                                                           20,771,747
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 1.6%
     2,040,000  B&G Foods, Inc. ........................................      5.25%        04/01/25         2,047,650
     6,315,000  Post Holdings, Inc. (a).................................      5.50%        03/01/25         6,520,238
     8,585,000  Post Holdings, Inc. (a).................................      5.00%        08/15/26         8,402,568
     3,240,000  Post Holdings, Inc. (a).................................      5.75%        03/01/27         3,251,178
                                                                                                       --------------
                                                                                                           20,221,634
                                                                                                       --------------

                PAPER PACKAGING -- 1.2%
    14,092,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                   Reynolds Group Issuer Lu (a) (b).....................      7.00%        07/15/24        15,016,788
                                                                                                       --------------

                PHARMACEUTICALS -- 2.1%
     4,028,000  Eagle Holding Co. II LLC (a) (d)........................      7.63%        05/15/22         4,113,595
    17,865,000  Endo Finance LLC / Endo Finco, Inc. (a) (b).............      7.25%        01/15/22        15,631,874
     6,248,000  Horizon Pharma, Inc. ...................................      6.63%        05/01/23         6,326,100
                                                                                                       --------------
                                                                                                           26,071,569
                                                                                                       --------------

                REAL ESTATE SERVICES -- 0.7%
     8,653,000  Realogy Group LLC / Realogy Co-Issuer Corp. (a).........      4.88%        06/01/23         8,601,515
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 0.1%
       625,000  Nielsen Finance LLC / Nielsen Finance Co. (a)...........      5.00%        04/15/22           636,719
                                                                                                       --------------

                RESTAURANTS -- 0.1%
       661,000  Brinker International, Inc. (a).........................      5.00%        10/01/24           667,610


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                RESTAURANTS (CONTINUED)
$      418,000  IRB Holding Corp. (a)...................................      6.75%        02/15/26    $      424,270
                                                                                                       --------------
                                                                                                            1,091,880
                                                                                                       --------------

                SECURITY & ALARM SERVICES -- 0.0%
        83,000  Brink's (The) Co. (a)...................................      4.63%        10/15/27            80,925
                                                                                                       --------------


                SEMICONDUCTORS -- 0.3%
     3,450,000  Western Digital Corp. (a)...............................      7.38%        04/01/23         3,764,813
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 0.2%
     2,000,000  Aramark Services, Inc. .................................      4.75%        06/01/26         2,017,500
       481,000  Aramark Services, Inc. (a)..............................      5.00%        02/01/28           491,823
                                                                                                       --------------
                                                                                                            2,509,323
                                                                                                       --------------

                SPECIALTY CHEMICALS -- 0.1%
       900,000  Valvoline, Inc. ........................................      5.50%        07/15/24           949,500
                                                                                                       --------------

                SYSTEMS SOFTWARE -- 1.9%
    20,029,000  BMC Software Finance, Inc. (a) (b)......................      8.13%        07/15/21        20,154,180
     3,017,000  BMC Software, Inc. .....................................      7.25%        06/01/18         3,059,389
        82,000  Symantec Corp. (a)......................................      5.00%        04/15/25            83,828
                                                                                                       --------------
                                                                                                           23,297,397
                                                                                                       --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.6%
     1,850,000  Dell International LLC / EMC Corp. (a)..................      5.88%        06/15/21         1,924,000
    12,850,000  Dell International LLC / EMC Corp. (a) (b)..............      7.13%        06/15/24        14,051,250
     3,000,000  Dell International LLC / EMC Corp. (a)..................      6.02%        06/15/26         3,286,112
                                                                                                       --------------
                                                                                                           19,261,362
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.5%
       250,000  Ashtead Capital, Inc. (a)...............................      4.38%        08/15/27           248,750
     5,000,000  United Rentals North America, Inc. .....................      5.75%        11/15/24         5,281,250
       250,000  United Rentals North America, Inc. .....................      5.50%        07/15/25           264,688
       339,000  United Rentals North America, Inc. .....................      5.50%        05/15/27           356,798
                                                                                                       --------------
                                                                                                            6,151,486
                                                                                                       --------------

                TRUCKING -- 0.6%
     2,300,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (a).............................................      5.13%        06/01/22         2,320,125
     4,875,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (b).............................................      5.50%        04/01/23         4,929,844
       250,000  Hertz (The) Corp. ......................................      7.38%        01/15/21           251,250
       100,000  Hertz (The) Corp. (a)...................................      5.50%        10/15/24            90,065
                                                                                                       --------------
                                                                                                            7,591,284
                                                                                                       --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
       205,000  SBA Communications Corp. (a)............................      4.00%        10/01/22           202,950
     5,119,000  SBA Communications Corp. ...............................      4.88%        09/01/24         5,106,203
     4,000,000  Sprint Capital Corp. ...................................      6.90%        05/01/19         4,179,999
     1,020,000  Sprint Communications, Inc. (a).........................      9.00%        11/15/18         1,067,175
     2,250,000  Sprint Communications, Inc. (b).........................      7.00%        08/15/20         2,380,325
       150,000  T-Mobile USA, Inc. .....................................      6.00%        03/01/23           157,373
     2,500,000  T-Mobile USA, Inc. .....................................      6.63%        04/01/23         2,604,500
     2,000,000  T-Mobile USA, Inc. .....................................      6.84%        04/28/23         2,092,400
       830,000  T-Mobile USA, Inc. .....................................      5.13%        04/15/25           859,050
       416,000  T-Mobile USA, Inc. .....................................      4.50%        02/01/26           418,600


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
$    1,872,000  T-Mobile USA, Inc. .....................................      4.75%        02/01/28    $    1,881,360
                                                                                                       --------------
                                                                                                           20,949,935
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................     797,751,242
                (Cost $780,600,028)                                                                    --------------

FOREIGN CORPORATE BONDS -- 13.0%

                ALUMINUM -- 0.7%
     7,330,000  Alcoa Nederland Holding BV (a)..........................      7.00%         09/30/26        8,161,955
                                                                                                       --------------

                AUTO PARTS & EQUIPMENT -- 0.1%
       965,000  Delphi Technologies PLC (a).............................      5.00%         10/01/25          965,000
                                                                                                       --------------

                AUTOMOBILE MANUFACTURERS -- 0.3%
     4,000,000  Fiat Chrysler Automobiles NV ...........................      5.25%         04/15/23        4,242,000
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.9%
     9,000,000  Cemex SAB de C.V. (a) (b)...............................      7.75%         04/16/26       10,215,000
     1,283,000  Masonite International Corp. (a)........................      5.63%         03/15/23        1,340,735
                                                                                                       --------------
                                                                                                           11,555,735
                                                                                                       --------------

                CABLE & SATELLITE -- 1.9%
       200,000  Unitymedia GmbH (a).....................................      6.13%         01/15/25          211,440
     3,703,000  UPCB Finance IV Ltd. (a)................................      5.38%         01/15/25        3,786,318
     2,000,000  Virgin Media Finance PLC (a)............................      6.38%         04/15/23        2,070,000
     2,480,000  Virgin Media Finance PLC (a)............................      6.00%         10/15/24        2,545,100
     1,654,000  Virgin Media Finance PLC (a)............................      5.75%         01/15/25        1,674,675
     2,000,000  Virgin Media Secured Finance PLC (a)....................      5.25%         01/15/26        2,042,500
     7,073,000  Virgin Media Secured Finance PLC (a)....................      5.50%         08/15/26        7,269,700
     3,766,000  Ziggo Secured Finance BV (a)............................      5.50%         01/15/27        3,747,170
                                                                                                       --------------
                                                                                                           23,346,903
                                                                                                       --------------

                CASINOS & GAMING -- 0.4%
       250,000  International Game Technology PLC (a)...................      5.63%         02/15/20          260,625
     3,329,000  International Game Technology PLC (a)...................      6.25%         02/15/22        3,581,838
     1,673,000  Melco Resorts Finance Ltd. (a)..........................      4.88%         06/06/25        1,675,557
                                                                                                       --------------
                                                                                                            5,518,020
                                                                                                       --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.4%
     1,275,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (a) (b)............................      5.25%         04/15/21        1,298,524
     3,000,000  Taylor Morrison Communities, Inc. / Taylor Morrison
                   Holdings II, Inc. (a)................................      5.88%         04/15/23        3,217,500
                                                                                                       --------------
                                                                                                            4,516,024
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.1%
       950,000  Ritchie Bros Auctioneers, Inc. (a)......................      5.38%         01/15/25          978,500
                                                                                                       --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.4%
    17,750,000  SFR Group SA (a) (b)....................................      6.00%         05/15/22       17,345,300
                                                                                                       --------------

                INTERNET SOFTWARE & SERVICES -- 0.3%
     2,507,000  Open Text Corp. (a).....................................      5.63%         01/15/23        2,624,453


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                INTERNET SOFTWARE & SERVICES (CONTINUED)
$    1,000,000  Open Text Corp. (a).....................................      5.88%        06/01/26    $    1,055,000
                                                                                                       --------------
                                                                                                            3,679,453
                                                                                                       --------------

                METAL & GLASS CONTAINERS -- 1.4%
     5,300,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (a)..................................................      7.25%        05/15/24         5,715,785
    11,080,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (a) (b)..............................................      6.00%        02/15/25        11,467,800
                                                                                                       --------------
                                                                                                           17,183,585
                                                                                                       --------------

                OIL & GAS DRILLING -- 0.1%
       900,000  Weatherford International Ltd. .........................      9.88%        02/15/24           985,500
                                                                                                       --------------

                PACKAGED FOODS & MEATS -- 0.6%
     4,677,000  JBS USA LUX SA / JBS USA Finance, Inc. (a)..............      8.25%        02/01/20         4,708,242
     2,849,000  JBS USA LUX SA / JBS USA Finance, Inc. (a) (b)..........      5.88%        07/15/24         2,866,806
                                                                                                       --------------
                                                                                                            7,575,048
                                                                                                       --------------

                PHARMACEUTICALS -- 3.5%
       970,000  Concordia International Corp. (a) (e)...................      9.00%        04/01/22           865,725
     4,250,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.75%        08/01/22         3,920,625
     1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC, (a).............................................      5.63%        10/15/23           860,000
     1,750,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (a)..............................................      5.50%        04/15/25         1,452,500
    25,818,000  Valeant Pharmaceuticals International, Inc. (a) (b).....      5.38%        03/15/20        25,756,811
     1,000,000  Valeant Pharmaceuticals International, Inc. (a).........      7.50%        07/15/21         1,006,250
     8,549,000  Valeant Pharmaceuticals International, Inc. (a).........      6.75%        08/15/21         8,484,883
                                                                                                       --------------
                                                                                                           42,346,794
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 0.2%
       405,000  IHS Markit Ltd. (a).....................................      4.75%        02/15/25           422,213
       208,000  IHS Markit Ltd. (a).....................................      4.00%        03/01/26           203,060
       825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a)...............      5.50%        10/01/21           847,688
       813,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a)...............      5.00%        02/01/25           823,162
                                                                                                       --------------
                                                                                                            2,296,123
                                                                                                       --------------

                RESTAURANTS -- 0.7%
     9,041,000  1011778 BC ULC / New Red Finance, Inc. (a)..............      5.00%        10/15/25         9,097,506
                                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS........................................................     159,793,446
                (Cost $156,491,936)                                                                    --------------


  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 21.9%

                AEROSPACE & DEFENSE -- 0.0%
       284,037  TransDigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.75%, 0.00%
                   Floor ...............................................      4.32%        06/09/23           286,457
       148,179  TransDigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.75%, 0.00%
                   Floor ...............................................      4.44%        06/09/23           149,441
                                                                                                       --------------
                                                                                                              435,898
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                APPLICATION SOFTWARE -- 1.0%
$    2,420,000  CCC Information Services, Inc. (a/k/a Cypress),
                   Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor .......      4.58%        03/31/24    $    2,433,625
       338,172  Informatica Corp. (Ithacalux S.A.R.L.), Term Loan B,
                   2 Mo. LIBOR + 3.25%, 0.00% Floor ....................      4.94%        08/06/22           339,802
       464,000  JDA Software Group (RP Crown Parent, Inc.), Term Loan B,
                   1 Mo. LIBOR + 3.00%, 1.00% Floor ....................      4.57%        10/12/23           466,803
     5,179,778  Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00%
                   Floor ...............................................      4.90%        11/01/23         5,228,622
       261,194  Mitchell International, Inc., Delayed Draw Term
                   Loan (h).............................................      0.00% (i)    11/30/24           262,304
     3,238,806  Mitchell International, Inc., Term Loan B, 3 Mo. LIBOR +
                   3.25%, 0.00% Floor .................................       4.94%        11/30/24         3,252,571
                                                                                                       --------------
                                                                                                           11,983,727
                                                                                                       --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.4%
     5,024,858  Victory Capital Holdings (VCH Holdings LLC), Initial
                   Term Loan, 1 Mo. LIBOR + 5.25%, 1.00% Floor .........      6.82%        10/31/21         5,045,812
                                                                                                       --------------

                BROADCASTING -- 0.2%
     2,512,556  Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR +
                   3.00%, 0.75% Floor ..................................      4.57%        01/27/24         2,515,696
       201,589  Tribune Media Co., Term B Loan, 1 Mo. LIBOR + 3.00%,
                   0.75% Floor .........................................      4.57%        12/27/20           201,716
                                                                                                       --------------
                                                                                                            2,717,412
                                                                                                       --------------

                BUILDING PRODUCTS -- 0.0%
       121,723  Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00%
                   Floor  ..............................................      3.69%        12/07/24           122,484
                                                                                                       --------------

                CASINOS & GAMING -- 1.3%
     1,410,750  Amaya Holdings B.V., 2nd Lien Term Loan, 3 Mo. LIBOR +
                   7.00%, 1.00% Floor ..................................      8.69%        07/31/22         1,415,688
    14,257,476  Amaya Holdings B.V., Term Loan B, 3 Mo. LIBOR + 3.50%,
                   1.00% Floor .........................................      5.19%        08/01/21        14,359,987
                                                                                                       --------------
                                                                                                           15,775,675
                                                                                                       --------------

                COAL & CONSUMABLE FUELS -- 0.1%
       617,578  Arch Coal, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      4.82%        03/07/24           622,210
                                                                                                       --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.3%
     3,222,817  Brickman Group Holdings, Inc., Second Lien Term Loan,
                   1 Mo. LIBOR + 6.50%, 1.00% Floor ....................      8.06%        12/18/21         3,242,154
                                                                                                       --------------

                ELECTRIC UTILITIES -- 2.0%
    24,700,000  Energy Future Intermediate Holding Co., DIP Term Loan,
                   1 Mo. LIBOR + 3.00%, 1.00% Floor ....................  4.56% - 4.57%    06/28/18        24,783,734
                                                                                                       --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
       170,376  PSSI (Packers Holdings LLC), Term Loan B, 3 Mo. LIBOR +
                   3.25%, 1.00% Floor ..................................      4.74%        11/16/24           170,517
                                                                                                       --------------

                FOOD RETAIL -- 1.4%
     2,282,533  Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor ...............................................      4.67%        12/21/22         2,268,518


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                FOOD RETAIL (CONTINUED)
$   15,243,720  Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor ...............................................      4.46%        06/22/23    $   15,137,319
                                                                                                       --------------
                                                                                                           17,405,837
                                                                                                       --------------

                HEALTH CARE EQUIPMENT -- 0.9%
     3,941,212  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      4.82%        06/08/20         3,891,947
     7,263,799  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan, 3 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      4.94%        06/08/20         7,173,002
                                                                                                       --------------
                                                                                                           11,064,949
                                                                                                       --------------

                HEALTH CARE FACILITIES -- 0.8%
       964,503  Acadia Healthcare Co., Inc., Term Loan B2, 1 Mo. LIBOR +
                   2.75%, 0.75% Floor ..................................      4.31%        02/16/23           971,939
     8,321,552  CHS/Community Health Systems, Inc., Incremental 2021
                   Term H Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor .......      4.48%        01/27/21         8,159,864
       863,848  CHS/Community Health Systems, Inc., Term Loan G, 3 Mo.
                   LIBOR + 2.75%, 1.00% Floor ..........................      4.23%        12/06/19           851,970
                                                                                                       --------------
                                                                                                            9,983,773
                                                                                                       --------------

                HEALTH CARE SERVICES -- 2.2%
     2,209,550  21st Century Oncology, Inc., Tranche B Term Loan, 3 Mo.
                   LIBOR + 6.13%, 1.00% Floor...........................      7.86%        01/16/23         2,126,692
       104,067  Air Medical Group Holdings, Inc., New Term Loan B, 3 Mo.
                   LIBOR + 4.25%, 1.00% Floor ..........................      5.92%        09/30/24           105,289
       591,006  Air Medical Group Holdings, Inc., Term Loan B1, 3 Mo.
                   LIBOR + 4.00%, 1.00% Floor ..........................      5.67%        04/28/22           595,734
         2,033  CHG Healthcare Services, Inc., Term Loan B, 2 Mo. LIBOR
                   + 3.00%, 1.00% Floor ................................      4.65%        06/07/23             2,055
       809,193  CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR
                   + 3.00%, 1.00% Floor ................................      4.77%        06/07/23           817,892
     3,313,312  Curo Health Services Holdings, Inc., Term Loan B, 3 Mo.
                   LIBOR + 4.00%, 1.00% Floor ..........................      5.41%        02/05/22         3,325,737
       197,505  ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor .........................................      4.82%        07/27/23           198,903
     3,451,963  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor .......     5.75%        07/01/21         3,003,207
     1,997,500  Surgery Center Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 1.00% Floor ................................      4.83%        06/30/24         1,999,158
     6,131,130  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   1.00% Floor .........................................      4.32%        02/06/24         6,008,508
     8,798,979  U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%,
                   1.00% Floor .........................................      5.94%        12/30/22         8,801,708
                                                                                                       --------------
                                                                                                           26,984,883
                                                                                                       --------------

                HOUSEHOLD APPLIANCES -- 0.2%
       303,729  Traeger Grills, Delayed Draw Term Loan (h)..............      5.00% (i)    09/25/24           307,146
     1,931,431  Traeger Grills, Closing Date Term Loan, 3 Mo. LIBOR +
                   5.00%, 1.00% Floor ..................................      6.69%        09/25/24         1,953,159
                                                                                                       --------------
                                                                                                            2,260,305
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HYPERMARKETS & SUPER CENTERS -- 1.6%
$    9,452,076  BJ's Wholesale Club, Inc., 1st Lien Term Loan, 2 Mo.
                   LIBOR + 3.50%, 1.00% Floor ..........................      4.95%        01/31/24    $    9,445,649
    10,130,289  BJ's Wholesale Club, Inc., 2nd Lien Term Loan, 2 Mo.
                   LIBOR + 7.50%, 1.00% Floor ..........................      8.95%        01/26/25        10,151,867
                                                                                                       --------------
                                                                                                           19,597,516
                                                                                                       --------------

                INSURANCE BROKERS -- 0.0%
       428,571  Amwins Group LLC, Term Loan B (Second Lien), 1 Mo. LIBOR
                   + 6.75%, 1.00% Floor ................................      8.32%        01/25/25           432,321
                                                                                                       --------------

                LEISURE FACILITIES -- 0.1%
       769,169  Planet Fitness Holdings LLC, Term Loan B, 1 Mo. LIBOR +
                   3.00%, 0.75% Floor ..................................      4.57%        03/31/21           776,860
       179,104  Planet Fitness Holdings LLC, Term Loan B, 3 Mo. LIBOR +
                   3.00%, 0.75% Floor ..................................      4.69%        03/31/21           180,895
                                                                                                       --------------
                                                                                                              957,755
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.2%
       400,619  Immucor, Inc., Term Loan B, 2 Mo. LIBOR + 5.00%, 1.00%
                   Floor ...............................................      6.65%        07/30/21           408,131
     1,939,699  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                   Inc.), Initial Term Loan, 3 Mo. LIBOR + 3.75%, 1.00%
                   Floor ...............................................      5.44%        06/30/21         1,956,070
                                                                                                       --------------
                                                                                                            2,364,201
                                                                                                       --------------

                MANAGED HEALTH CARE -- 0.0%
       422,594  MultiPlan, Inc. (MPH Acquisition Holdings LLC),
                   Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor .......      4.69%        06/07/23           425,433
                                                                                                       --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
     1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien),
                   3 Mo. LIBOR + 7.13%, 1.25% Floor  (j)................      8.82%        09/30/20           150,000
                                                                                                       --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.2%
       824,950  First Data Corp., Term Loan B, 1 Mo. LIBOR + 2.25%
                   0.00% Floor .........................................      3.81%        04/26/24           830,790
     1,049,370  iPayment, Inc., Term Loan B, 6 Mo. LIBOR + 5.00%, 1.00%
                   Floor ...............................................      6.62%        04/11/23         1,062,488
                                                                                                       --------------
                                                                                                            1,893,278
                                                                                                       --------------

                PAPER PACKAGING -- 0.2%
     2,737,728  Reynolds Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 2.75%, 0.00% Floor ................................      4.32%        02/05/23         2,757,631
                                                                                                       --------------

                PHARMACEUTICALS -- 2.1%
     8,101,438  Concordia Healthcare Corp., Initial Dollar Term Loan,
                   1 Mo. LIBOR + 4.25%, 1.00% Floor (e).................      5.82%        10/21/21         6,967,237
     2,519,300  Endo Health Solutions, Inc., Term Loan B, 1 Mo. LIBOR +
                   4.25%, 0.75% Floor ..................................      5.88%        04/29/24         2,520,559
     8,715,594  Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor .........................................      4.81%        03/29/24         8,791,856
     8,031,579  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan, 1 Mo. LIBOR + 3.50%, 0.75%
                   Floor ...............................................      5.06%        04/01/22         8,151,088
                                                                                                       --------------
                                                                                                           26,430,740
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                REAL ESTATE SERVICES -- 0.0%
$      314,163  DTZ Worldwide Ltd., 2015-1 Additional Term Loan, 3 Mo.
                   LIBOR + 3.25%, 1.00% Floor ..........................  4.73% - 5.02%    11/04/21    $      313,987
                                                                                                       --------------

                RESEARCH & CONSULTING SERVICES -- 2.8%
    12,523,340  Acosta, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor ...............................................      4.82%        09/26/21        10,867,505
        23,211  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien), 2 Mo. LIBOR + 3.25%, 1.00% Floor ......      4.90%        07/23/21            22,921
     8,959,414  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien), 3 Mo. LIBOR + 3.25%, 1.00% Floor ......      5.02%        07/23/21         8,847,421
     5,055,508  Advantage Sales & Marketing, Inc., Term Loan (Second
                   Lien), 3 Mo. LIBOR + 6.50%, 1.00% Floor .............      8.27%        07/25/22         4,716,384
     9,000,000  Information Resources, Inc., Second Lien Term Loan,
                   1 Mo. LIBOR + 8.25%, 1.00% Floor ....................      9.81%        01/20/25         9,033,750
       794,000  Information Resources, Inc., Term Loan B, 1 Mo. LIBOR +
                   4.25%, 1.00% Floor ..................................      5.81%        01/18/24           798,566
                                                                                                       --------------
                                                                                                           34,286,547
                                                                                                       --------------

                RESTAURANTS -- 0.8%
     1,685,000  Portillo's Holdings LLC, Second Lien Term Loan, 3 Mo.
                   LIBOR + 8.00%, 1.00% Floor ..........................      9.69%        08/15/22         1,697,637
     8,087,278  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo.
                   LIBOR + 4.50%, 1.00% Floor ..........................      6.19%        08/02/21         8,158,041
                                                                                                       --------------
                                                                                                            9,855,678
                                                                                                       --------------

                RETAIL REIT'S -- 0.5%
     6,067,613  Capital Automotive LLC, 2nd Lien Term Loan, 1 Mo. LIBOR
                   + 6.00%, 1.00% Floor ................................      7.57%        03/15/25         6,188,965
                                                                                                       --------------

                SPECIALIZED CONSUMER SERVICES -- 0.7%
     3,059,732  Asurion LLC, Replacement Term Loan B-5, 1 Mo. LIBOR +
                   3.00%, 0.00% Floor ..................................      4.57%        11/03/23         3,082,680
     3,900,000  Asurion LLC, Term Loan (Second Lien), 1 Mo. LIBOR +
                   6.00%, 0.00% Floor ..................................      7.57%        07/31/25         4,021,875
     1,380,175  Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 2.75%, 1.00%
                   Floor ...............................................      4.32%        08/04/22         1,390,099
                                                                                                       --------------
                                                                                                            8,494,654
                                                                                                       --------------

                SPECIALIZED FINANCE -- 0.2%
     2,154,236  AlixPartners LLP, Term Loan B, 3 Mo. LIBOR + 2.75%,
                   0.00% Floor .........................................      4.44%        04/04/24         2,169,187
                                                                                                       --------------

                SPECIALTY STORES -- 0.3%
     4,960,806  Toys "R" US-Delaware, Inc., Term B-2 Loan, Prime Rate +
                   2.75%, 1.50% Floor (e)...............................      7.25%        05/25/18         1,661,870
       891,667  Toys "R" US-Delaware, Inc., Term B-3 Loan, Prime Rate +
                   2.75%, 1.50% Floor (e) ..............................      7.25%        05/25/18           298,708
     3,666,657  Toys "R" US-Delaware, Inc., Term B-4 Loan, Prime Rate +
                   7.75%, 1.00% Floor (e) ..............................     12.25%        04/25/20         1,832,009
                                                                                                       --------------
                                                                                                            3,792,587
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                                 STATED
    VALUE                             DESCRIPTION                           RATE (f)     MATURITY (g)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SYSTEMS SOFTWARE -- 1.4%
$    1,262,391  Applied Systems, Inc., Second Lien Term Loan, 3 Mo.
                   LIBOR + 7.00%, 1.00% Floor ..........................      8.69%        09/13/25    $    1,305,792
     4,787,968  Avast Software B.V. (Sybil Software LLC), Refinancing
                   Dollar Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor ..      4.44%        09/30/23         4,817,222
     6,840,404  BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.25%, 0.00% Floor ..................................      4.82%        09/10/22         6,874,607
     4,296,058  Compuware Corp., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00%
                   Floor ...............................................      5.90%        12/15/21         4,322,908
                                                                                                       --------------
                                                                                                           17,320,529
                                                                                                       --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................     270,030,379
                (Cost $277,225,023)                                                                    --------------


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
RIGHTS -- 0.0%

                ELECTRIC UTILITIES -- 0.0%
         1,629  Vistra Energy Corp. (k)..............................................................           1,231
         2,702  Vistra Energy Corp. Claim (k) (l) (m)................................................               0
                                                                                                       --------------
                TOTAL RIGHTS ........................................................................           1,231
                (Cost $2,830)                                                                          --------------

MONEY MARKET FUNDS -- 4.7%

    57,341,974  Morgan Stanley Institutional Liquidity Fund - Treasury
                Portfolio - Institutional Class - 1.21% (n)..........................................      57,341,974
                (Cost $57,341,974)                                                                     --------------

                TOTAL INVESTMENTS -- 104.4%..........................................................   1,284,918,272
                (Cost $1,271,661,791) (o)                                                              --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT NOTES SOLD SHORT -- (8.3%)

$  (70,375,000) United States Treasury Note ............................      1.50%        04/15/20       (69,338,618)
   (11,000,000) United States Treasury Note ............................      1.88%        04/30/22       (10,735,957)
   (10,000,000) United States Treasury Note ............................      2.25%        02/15/27        (9,624,609)
   (13,000,000) United States Treasury Note ............................      2.25%        11/15/27       (12,478,223)
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT NOTES SOLD SHORT...............................................    (102,177,407)
                (Proceeds $103,973,311)                                                                --------------

                NET OTHER ASSETS AND LIABILITIES -- 3.9%.............................................      48,511,417
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,231,252,282
                                                                                                       ==============


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $617,964,130 or 50.2% of net assets.

(b) This security or a portion of this security is segregated as collateral for investments sold short.

(c) These notes are Senior Payment-In-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for June 1, 2018.

(d) These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.63% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2017 through January 31, 2018), this security paid all of its interest in cash.

(e)   This issuer has filed for protection in federal bankruptcy court.

(f) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(g) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(h) Delayed Draw Loan (See Note 2D - Unfunded Loan Commitments in the Notes to Portfolio of Investments).

(i) Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.

(j) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(k)   Non-income producing security.

(l) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2018, securities noted as such amounted to $0 or 0.0% of net assets.

(m) This security's value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments).

(n)   Rate shown reflects yield as of January 31, 2018.

(o) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,135,282 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,082,897. The net unrealized appreciation was $15,052,385. The amounts presented are inclusive of investments sold short.


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                ASSETS TABLE

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2018         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Corporate Bonds*...........................  $  797,751,242   $         --   $  797,751,242   $           --
Foreign Corporate Bonds*...................     159,793,446             --      159,793,446               --
Senior Floating-Rate Loan Interests*.......     270,030,379             --      270,030,379               --
Rights:                                                                                                   --
    Electric Utilities.....................           1,231             --            1,231               --**
Money Market Funds.........................      57,341,974     57,341,974               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $1,284,918,272   $ 57,341,974   $1,227,576,298   $           --**
                                             ==============   ============   ==============   ==============

                                             LIABILITIES TABLE

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2018         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
U.S. Government Notes Sold Short...........  $ (102,177,407)  $         --   $ (102,177,407)  $           --
                                             ==============   ============   ==============   ==============

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Rights value is based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2018 (UNAUDITED)


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2017
Rights                                               $        --**
Net Realized Gain (Loss)                                      --
Change in Unrealized Appreciation /(Depreciation)             --
Purchases                                                     --
Sales                                                         --
Transfers In                                                  --
Transfers Out                                                 --
                                                     -----------
ENDING BALANCE AT JANUARY 31, 2018
Rights                                                        --**
                                                     -----------
Total Level 3 Holdings                               $        --**
                                                     ===========

** Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2018.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee of the Fund's investment advisor, First Trust Advisor L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a


(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments includes Senior Loans.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2018 (UNAUDITED)

      specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2018 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded loan commitments discussed below) as of January 31, 2018.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2018 (UNAUDITED)

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed drawn loan commitments, which are marked to market daily, of $569,450 as of January 31, 2018. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount.

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS -- 39.6%

                AEROSPACE/DEFENSE -- 0.1%
$    1,500,000  Lockheed Martin Corp. ..................................      1.85%        11/23/18    $    1,496,509
       715,000  United Technologies Corp., 3 Mo. LIBOR + 0.35% (a)......      1.73%        11/01/19           717,836
                                                                                                       --------------
                                                                                                            2,214,345
                                                                                                       --------------

                AGRICULTURE -- 0.8%
     7,500,000  BAT Capital Corp., 3 Mo. LIBOR + 0.59% (a) (b)..........      2.00%        08/14/20         7,547,927
     3,800,000  Reynolds American, Inc. ................................      2.30%        06/12/18         3,803,618
                                                                                                       --------------
                                                                                                           11,351,545
                                                                                                       --------------

                AUTO MANUFACTURERS -- 5.1%
       330,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.46% (a)..............................      2.18%        07/13/18           330,591
     1,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.28% (a)..............................      1.72%        11/19/18         1,002,040
     1,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.83% (a)..............................      2.27%        02/22/19         1,008,337
     2,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.15% (a)..............................      1.57%        11/13/19         2,001,162
     3,000,000  American Honda Finance Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.35% (a)..............................      1.74%        11/05/21         3,007,072
     1,000,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.25% (a) (b)..........................      1.64%        11/05/18         1,000,491
     1,417,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.74% (a) (b)..........................      2.44%        07/05/19         1,426,294
     4,000,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.62% (a) (b)..........................      2.39%        10/30/19         4,027,286
     1,500,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.53% (a) (b)..........................      1.92%        05/05/20         1,508,170
     4,000,000  Daimler Finance North America LLC,
                   3 Mo. LIBOR + 0.43% (a) (b)..........................      1.84%        02/12/21         4,006,307
     2,000,000  Ford Motor Credit Co. LLC ..............................      2.24%        06/15/18         2,001,539
     1,000,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.90% (a)......      2.49%        06/15/18         1,002,206
     1,500,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.83% (a)......      2.38%        03/12/19         1,506,938
     1,000,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.43% (a)......      1.81%        11/02/20           999,721
     1,230,000  Ford Motor Credit Co. LLC, Medium-Term Note ............      2.94%        01/08/19         1,237,013
     1,500,000  Ford Motor Credit Co. LLC, Medium-Term Note,
                   3 Mo. LIBOR + 1.58% (a)..............................      3.28%        01/08/19         1,518,227
     2,000,000  General Motors Co. .....................................      3.50%        10/02/18         2,016,538
     5,398,000  General Motors Financial Co., Inc. .....................      3.25%        05/15/18         5,417,371
     1,500,000  General Motors Financial Co., Inc. .....................      3.10%        01/15/19         1,510,150
     2,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                   2.06% (a)............................................      3.78%        01/15/19         2,031,216
     1,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                   1.45% (a)............................................      2.85%        05/09/19         1,013,612
     2,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                   1.27% (a)...........................................       2.97%        10/04/19         2,027,584
     3,000,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                   0.54% (a)............................................      1.93%        11/06/20         2,999,201
     2,250,000  General Motors Financial Co., Inc., 3 Mo. LIBOR +
                   0.99% (a)............................................      2.69%        01/05/23         2,262,656
     4,000,000  Hyundai Capital America (b).............................      2.00%        03/19/18         3,998,157
     1,500,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                   0.80% (a) (b)........................................      2.50%        04/06/18         1,501,700
     4,500,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                   0.52% (a) (b)........................................      2.08%        09/13/19         4,522,645
     2,700,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                   0.39% (a) (b)........................................      2.08%        09/28/20         2,706,074
     3,000,000  Nissan Motor Acceptance Corp., 3 Mo. LIBOR +
                   0.69% (a) (b)........................................      2.38%        09/28/22         3,019,584
       500,000  Toyota Motor Credit Corp., 3 Mo. LIBOR +
                   0.26% (a)............................................      1.99%        04/17/20           501,354


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                AUTO MANUFACTURERS (CONTINUED)
$    1,000,000  Toyota Motor Credit Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.44% (a)..............................      2.17%        10/18/19    $    1,006,899
     2,077,000  Toyota Motor Credit Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.48% (a)..............................      2.00%        09/08/22         2,091,041
     6,400,000  Volkswagen Group of America Finance LLC (b).............      1.65%        05/22/18         6,393,422
                                                                                                       --------------
                                                                                                           72,602,598
                                                                                                       --------------

                BANKS -- 12.1%
     3,000,000  Bank of America Corp. ..................................      6.50%        07/15/18         3,058,376
       296,000  Bank of America Corp., 3 Mo. LIBOR + 1.04% (a)..........      2.76%        01/15/19           298,409
     1,714,000  Bank of America Corp., 3 Mo. LIBOR + 0.38% (a)..........      2.12%        01/23/22         1,715,789
     2,433,000  Bank of America Corp., Medium-Term Note,
                   3 Mo. LIBOR + 1.07% (a)..............................      2.73%        03/22/18         2,436,064
     6,000,000  Bank of America Corp., Medium-Term Note ................      6.88%        04/25/18         6,067,593
     2,522,000  Bank of America Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.87% (a)..............................      2.56%        04/01/19         2,544,203
     5,000,000  Bank of America Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.65% (a)..............................      2.34%        10/01/21         5,041,500
     2,000,000  Bank of America Corp., Global Medium-Term Note, 3 Mo.
                   LIBOR + 0.66% (a)....................................      2.40%        07/21/21         2,017,304
     1,000,000  Bank of America Corp., Medium-Term Note,
                   3 Mo. LIBOR + 1.18% (a)..............................      2.92%        10/21/22         1,026,902
     3,575,000  BB&T Corp., Medium-Term Note, 3 Mo. LIBOR + 0.86% (a)...      2.45%        06/15/18         3,582,445
     1,000,000  Branch Banking & Trust Co., Medium-Term Note, 3 Mo.
                   LIBOR + 0.53% (a)....................................      1.91%        05/01/19         1,004,375
     1,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.76% (a)....      2.17%        05/12/20         1,005,488
     1,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.45% (a)....      2.22%        10/30/20         1,001,394
     1,000,000  Capital One Financial Corp., 3 Mo. LIBOR + 0.95% (a)....      2.49%        03/09/22         1,009,799
     1,500,000  Capital One N.A.........................................      2.35%        08/17/18         1,502,121
     1,360,000  Capital One N.A., 3 Mo. LIBOR + 1.15% (a)...............      2.57%        08/17/18         1,365,634
     3,285,000  Capital One N.A., 3 Mo. LIBOR + 0.77% (a)...............      2.33%        09/13/19         3,303,086
     3,000,000  Citibank N.A., 3 Mo. LIBOR + 0.30% (a)..................      2.04%        10/20/20         3,003,758
     3,000,000  Citigroup, Inc. ........................................      1.80%        02/05/18         2,999,958
     3,300,000  Citigroup, Inc., 3 Mo. LIBOR + 0.69% (a)................      2.45%        04/27/18         3,304,041
     1,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.70% (a)................      3.12%        05/15/18         1,004,357
     3,500,000  Citigroup, Inc., 3 Mo. LIBOR + 0.93% (a)................      2.45%        06/07/19         3,530,402
     1,000,000  Citigroup, Inc., 3 Mo. LIBOR + 0.79% (a)................      2.50%        01/10/20         1,008,378
     1,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.19% (a)................      2.57%        08/02/21         1,025,010
     2,000,000  Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)................      2.59%        12/08/21         2,038,330
     2,000,000  Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)................      2.71%        04/25/22         2,033,560
     1,000,000  Citizens Bank N.A./Providence RI, 3 Mo. LIBOR +
                   0.54% (a)............................................      2.03%        03/02/20         1,002,907
     3,425,000  Citizens Bank N.A./Providence RI, 3 Mo. LIBOR +
                   0.57% (a)............................................      2.03%        05/26/20         3,438,539
     2,000,000  Citizens Bank N.A./Providence RI, Medium-Term Note .....      2.30%        12/03/18         2,001,488
     6,575,000  Discover Bank ..........................................      2.00%        02/21/18         6,575,133
     3,717,000  Discover Bank ..........................................      2.60%        11/13/18         3,727,753
     1,500,000  Fifth Third Bank/Cincinnati OH, 3 Mo. LIBOR +
                   0.59% (a)............................................      2.26%        09/27/19         1,508,358
     3,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   1.20% (a)............................................      2.97%        04/30/18         3,007,374
     3,000,000  Goldman Sachs Group, (The), Inc.  ......................      2.90%        07/19/18         3,012,325
     1,500,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   1.04% (a)............................................      2.79%        04/25/19         1,512,927
     3,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   0.80% (a)............................................      2.36%        12/13/19         3,029,477
     1,500,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   1.16% (a)............................................      2.90%        04/23/20         1,525,431
     2,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   1.20% (a)............................................      2.79%        09/15/20         2,039,429
     4,308,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   1.17% (a)............................................      2.59%        11/15/21         4,379,994


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    2,000,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   0.78% (a)............................................      2.55%        10/31/22    $    2,010,517
     1,600,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR +
                   0.75% (a)............................................      2.56%        02/23/23         1,607,077
     3,680,000  HSBC USA, Inc. .........................................      1.70%        03/05/18         3,679,786
     1,500,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.84% (a)...........      2.50%        03/22/19         1,510,813
     1,000,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 1.21% (a)...........      2.97%        10/29/20         1,024,479
     4,500,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.55% (a)...........      2.09%        03/09/21         4,527,851
     5,000,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 0.68% (a)...........      2.16%        06/01/21         5,040,518
     1,000,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.45% (a).......      2.09%        09/21/18         1,002,048
     3,500,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.59% (a).......      2.26%        09/23/19         3,524,633
     1,667,000  JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.29% (a).......      2.06%        02/01/21         1,669,172
     3,300,000  KeyBank N.A./Cleveland OH, 3 Mo. LIBOR + 0.81% (a)......      2.26%        11/22/21         3,341,407
     4,800,000  Morgan Stanley .........................................      2.13%        04/25/18         4,802,629
     3,000,000  Morgan Stanley, 3 Mo. LIBOR + 0.85% (a).................      2.59%        01/24/19         3,018,696
       500,000  Morgan Stanley, 3 Mo. LIBOR + 1.14% (a).................      2.90%        01/27/20           508,149
     7,000,000  Morgan Stanley, 3 Mo. LIBOR + 0.80% (a).................      2.21%        02/14/20         7,036,774
     4,625,000  Morgan Stanley, 3 Mo. LIBOR + 1.18% (a).................      2.92%        01/20/22         4,714,730
     1,510,000  Morgan Stanley, Global Medium-Term Note,
                   3 Mo. LIBOR + 1.28% (a)..............................      3.03%        04/25/18         1,513,802
     3,000,000  Morgan Stanley, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.55% (a)..............................      2.29%        02/10/21         3,009,983
     2,000,000  Morgan Stanley, Global Medium-Term Note,
                   3 Mo. LIBOR + 1.40% (a)..............................      3.14%        04/21/21         2,055,388
     2,000,000  PNC Bank N.A., 3 Mo. LIBOR + 0.36% (a)..................      1.80%        05/19/20         2,008,384
     7,347,000  Regions Bank/Birmingham AL .............................      2.25%        09/14/18         7,351,905
     4,000,000  Regions Bank/Birmingham AL,
                   3 Mo. LIBOR + 0.38% (a)..............................      2.04%        04/01/21         4,006,736
     2,000,000  Wells Fargo & Co. ......................................      2.15%        01/15/19         2,000,739
     1,500,000  Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (a)..............      2.34%        02/11/22         1,523,886
     2,500,000  Wells Fargo & Co., Medium-Term Note,
                   3 Mo. LIBOR + 0.68% (a)..............................      2.45%        01/30/20         2,527,898
     1,000,000  Wells Fargo Bank N.A., Medium-Term Note,
                   3 Mo. LIBOR + 0.50% (a)..............................      1.97%        11/28/18         1,003,601
       500,000  Wells Fargo Bank N.A., Medium-Term Note,
                   3 Mo. LIBOR + 0.65% (a)..............................      2.16%        12/06/19           504,764
                                                                                                       --------------
                                                                                                          171,215,776
                                                                                                       --------------

                BEVERAGES -- 0.5%
     2,000,000  Anheuser-Busch InBev Finance, Inc. .....................      1.90%        02/01/19         1,993,250
     3,400,000  Anheuser-Busch InBev Finance, Inc.,
                   3 Mo. LIBOR + 1.26% (a)..............................      2.64%        02/01/21         3,516,182
     2,000,000  Molson Coors Brewing Co. ...............................      1.90%        03/15/19         1,988,453
                                                                                                       --------------
                                                                                                            7,497,885
                                                                                                       --------------

                BIOTECHNOLOGY -- 1.5%
     2,000,000  Amgen, Inc., 3 Mo. LIBOR + 0.32% (a)....................      1.73%        05/10/19         2,006,074
     5,000,000  Amgen, Inc., 3 Mo. LIBOR + 0.45% (a)....................      1.86%        05/11/20         5,022,891
     6,000,000  Baxalta, Inc., 3 Mo. LIBOR + 0.78% (a)..................      2.44%        06/22/18         6,012,283
     4,000,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.17% (a)..........      1.80%        09/20/18         4,003,831
     4,000,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.25% (a)..........      1.88%        09/20/19         4,008,781
                                                                                                       --------------
                                                                                                           21,053,860
                                                                                                       --------------

                BUILDING MATERIALS -- 0.3%
     2,000,000  Martin Marietta Materials, Inc., 3 Mo. LIBOR +
                   0.50% (a)............................................      2.13%        12/20/19         2,007,644


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BUILDING MATERIALS (CONTINUED)
$    2,000,000  Vulcan Materials Co., 3 Mo. LIBOR + 0.60% (a)...........      2.19%        06/15/20    $    2,002,055
                                                                                                       --------------
                                                                                                            4,009,699
                                                                                                       --------------

                CHEMICALS -- 0.6%
     3,000,000  Chevron Phillips Chemical Co. LLC / Chevron Phillips
                   Chemical Co., L.P. (b)...............................      1.70%        05/01/18         2,998,722
     2,000,000  Chevron Phillips Chemical Co. LLC / Chevron Phillips
                   Chemical Co., L.P., 3 Mo. LIBOR + 0.75% (a) (b)......      2.13%        05/01/20         2,019,150
     2,860,000  EI du Pont de Nemours & Co., 3 Mo. LIBOR + 0.53% (a)....      1.91%        05/01/20         2,883,175
                                                                                                       --------------
                                                                                                            7,901,047
                                                                                                       --------------

                COMPUTERS -- 0.1%
     1,000,000  IBM Credit LLC, 3 Mo. LIBOR + 0.26% (a).................      2.00%        01/20/21         1,004,400
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 2.0%
       800,000  American Express Co., 3 Mo. LIBOR + 0.59% (a)...........      2.04%        05/22/18           801,241
     4,000,000  American Express Co., 3 Mo. LIBOR + 0.33% (a)...........      2.10%        10/30/20         4,007,131
     1,500,000  American Express Credit Corp., 3 Mo. LIBOR + 0.55% (a)..      2.15%        03/18/19         1,506,802
     2,500,000  American Express Credit Corp., Medium-Term Note, 3 Mo.
                   LIBOR + 0.33% (a)....................................      1.72%        05/03/19         2,505,568
     2,000,000  American Express Credit Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.57% (a)..............................      2.34%        10/30/19         2,012,271
     3,000,000  Bear Stearns Cos. LLC (The) ............................      4.65%        07/02/18         3,032,243
     7,805,000  International Lease Finance Corp. ......................      3.88%        04/15/18         7,835,058
     3,200,000  Nasdaq, Inc., 3 Mo. LIBOR + 0.39% (a)...................      2.05%        03/22/19         3,201,955
     3,000,000  Synchrony Financial ....................................      2.60%        01/15/19         3,007,153
                                                                                                       --------------
                                                                                                           27,909,422
                                                                                                       --------------

                ELECTRIC -- 1.4%
     2,000,000  Duke Energy Corp. ......................................      2.10%        06/15/18         2,000,906
       445,000  Kansas City Power & Light Co. ..........................      6.38%        03/01/18           446,604
     3,450,000  NextEra Energy Capital Holdings, Inc. ..................      1.65%        09/01/18         3,440,965
     1,895,000  NextEra Energy Capital Holdings, Inc. ..................      2.30%        04/01/19         1,891,462
     4,000,000  Pacific Gas & Electric Co., 3 Mo. LIBOR +
                   0.23% (a) (b)........................................      1.71%        11/28/18         4,001,226
     2,000,000  PSEG Power LLC .........................................      2.45%        11/15/18         2,003,832
     2,500,000  Southern (The) Co., 3 Mo. LIBOR + 0.70% (a) (b).........      2.39%        09/30/20         2,514,693
     3,000,000  Virginia Electric & Power Co.  .........................      5.40%        04/30/18         3,026,932
                                                                                                       --------------
                                                                                                           19,326,620
                                                                                                       --------------

                FOOD -- 1.0%
     3,775,000  Kraft Heinz Foods Co. ..................................      2.00%        07/02/18         3,771,068
     1,765,000  Kroger (The) Co. .......................................      2.00%        01/15/19         1,761,513
       500,000  Mondelez International, Inc., 3 Mo. LIBOR + 0.52% (a)...      1.90%        02/01/19           501,569
     4,620,000  Tyson Foods, Inc., 3 Mo. LIBOR + 0.55% (a)..............      2.04%        06/02/20         4,652,057
     3,000,000  Tyson Foods, Inc., 3 Mo. LIBOR + 0.45% (a)..............      1.89%        08/21/20         3,009,892
                                                                                                       --------------
                                                                                                           13,696,099
                                                                                                       --------------

                GAS -- 0.2%
     2,460,000  Sempra Energy, 3 Mo. LIBOR + 0.45% (a)..................      2.04%        03/15/21         2,465,525
                                                                                                       --------------

                HEALTH CARE PRODUCTS -- 0.3%
     4,411,000  Abbott Laboratories ....................................      2.00%        09/15/18         4,406,011
                                                                                                       --------------

                HEALTH CARE SERVICES -- 0.7%
     1,000,000  Aetna, Inc. ............................................      1.70%        06/07/18           999,097
     5,745,000  Anthem, Inc.   .........................................      2.30%        07/15/18         5,752,697
     2,800,000  Roche Holdings, Inc., 3 Mo. LIBOR + 0.34% (a) (b).......      2.03%        09/30/19         2,811,666


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTH CARE SERVICES (CONTINUED)
$    1,000,000  UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.07% (a).......      1.79%        10/15/20    $      998,916
                                                                                                       --------------
                                                                                                           10,562,376
                                                                                                       --------------

                HOUSEWARES -- 0.4%
     6,000,000  Newell Brands, Inc. ....................................      2.15%        10/15/18         6,000,185
                                                                                                       --------------

                INSURANCE -- 1.1%
       208,000  Hartford Financial Services Group, (The), Inc. .........      6.30%        03/15/18           209,063
     5,655,000  Metropolitan Life Global Funding I,
                   3 Mo. LIBOR + 0.43% (a) (b)..........................      2.04%        12/19/18         5,673,540
     3,000,000  New York Life Global Funding, 3 Mo. LIBOR +
                   0.52% (a) (b)........................................      2.06%        06/10/22         3,018,515
     1,351,000  Prudential Financial, Inc., Medium-Term Note, 3 Mo.
                   LIBOR + 0.78% (a)....................................      2.20%        08/15/18         1,356,349
     5,584,000  Voya Financial, Inc. ...................................      2.90%        02/15/18         5,585,870
                                                                                                       --------------
                                                                                                           15,843,337
                                                                                                       --------------

                INTERNET -- 0.2%
     2,000,000  eBay, Inc.   ...........................................      2.50%        03/09/18         2,001,989
     1,000,000  eBay, Inc., 3 Mo. LIBOR + 0.48% (a).....................      1.86%        08/01/19         1,003,427
                                                                                                       --------------
                                                                                                            3,005,416
                                                                                                       --------------

                MACHINERY - CONSTRUCTION & MINING -- 0.3%
     1,000,000  Caterpillar Financial Services Corp., Global Medium-Term
                   Note, 3 Mo. LIBOR + 0.29% (a)........................      1.78%        09/04/20         1,003,600
     1,700,000  Caterpillar Financial Services Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.51% (a)..............................      2.22%        01/10/20         1,712,351
     2,000,000  Caterpillar Financial Services Corp., Medium-Term Note,
                   3 Mo. LIBOR + 0.59% (a)..............................      2.10%        06/06/22         2,019,633
                                                                                                       --------------
                                                                                                            4,735,584
                                                                                                       --------------

                MACHINERY - DIVERSIFIED -- 0.3%
     5,000,000  Roper Technologies, Inc.  ..............................      2.05%        10/01/18         4,994,661
                                                                                                       --------------

                MEDIA -- 0.4%
     6,000,000  Discovery Communications LLC, 3 Mo. LIBOR + 0.71% (a)...      2.34%        09/20/19         6,033,418
                                                                                                       --------------

                OIL & GAS -- 2.3%
     2,000,000  Chevron Corp., 3 Mo. LIBOR + 0.48% (a)..................      1.97%        03/03/22         2,019,233
     1,000,000  ConocoPhillips Co., 3 Mo. LIBOR + 0.33% (a).............      1.75%        05/15/18         1,000,541
     6,883,000  ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a).............      2.32%        05/15/22         7,040,951
     2,890,000  EOG Resources, Inc. ....................................      6.88%        10/01/18         2,975,793
     3,000,000  EQT Corp., 3 Mo. LIBOR + 0.77% (a)......................      2.46%        10/01/20         3,009,602
     3,950,000  Marathon Petroleum Corp. ...............................      2.70%        12/14/18         3,963,643
     3,215,000  Phillips 66, 3 Mo. LIBOR + 0.65% (a) (b)................      2.37%        04/15/19         3,217,091
     3,250,000  Phillips 66, 3 Mo. LIBOR + 0.75% (a) (b)................      2.47%        04/15/20         3,253,305
     6,177,000  Pioneer Natural Resources Co. ..........................      6.88%        05/01/18         6,249,709
                                                                                                       --------------
                                                                                                           32,729,868
                                                                                                       --------------

                PHARMACEUTICALS -- 1.2%
     7,000,000  AbbVie, Inc.   .........................................      1.80%        05/14/18         6,999,317
     2,000,000  AbbVie, Inc.  ..........................................      2.00%        11/06/18         1,998,626
     5,267,000  Cardinal Health, Inc.  .................................      1.95%        06/15/18         5,265,149
     2,500,000  Express Scripts Holding Co., 3 Mo. LIBOR + 0.75% (a)....      2.23%        11/30/20         2,502,348
                                                                                                       --------------
                                                                                                           16,765,440
                                                                                                       --------------

                PIPELINES -- 2.3%
     8,532,000  Columbia Pipeline Group, Inc. ..........................      2.45%        06/01/18         8,541,363


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                PIPELINES (CONTINUED)
$      465,000  Enbridge Energy Partners, L.P. .........................      6.50%        04/15/18    $      469,388
     4,791,000  Energy Transfer, L.P. ..................................      2.50%        06/15/18         4,797,278
     1,500,000  Enterprise Products Operating LLC ......................      6.65%        04/15/18         1,514,075
     1,000,000  Enterprise Products Operating LLC ......................      6.50%        01/31/19         1,040,691
     6,808,000  Kinder Morgan Energy Partners, L.P. ....................      5.95%        02/15/18         6,817,336
     3,446,000  Kinder Morgan Energy Partners, L.P. ....................      2.65%        02/01/19         3,455,975
     2,250,000  Spectra Energy Partners, L.P. ..........................      2.95%        09/25/18         2,260,211
     4,000,000  Spectra Energy Partners, L.P., 3 Mo. LIBOR + 0.70% (a)..      2.19%        06/05/20         4,030,439
                                                                                                       --------------
                                                                                                           32,926,756
                                                                                                       --------------

                RETAIL -- 0.7%
     1,886,000  AutoNation, Inc. .......................................      6.75%        04/15/18         1,903,687
     2,000,000  AutoZone, Inc. .........................................      1.63%        04/21/19         1,980,123
     3,000,000  CVS Health Corp.   .....................................      1.90%        07/20/18         2,998,834
     3,706,000  Dollar General Corp.   .................................      1.88%        04/15/18         3,703,607
                                                                                                       --------------
                                                                                                           10,586,251
                                                                                                       --------------

                SOFTWARE -- 0.5%
     6,765,000  Fidelity National Information Services, Inc. ...........      2.85%        10/15/18         6,798,562
                                                                                                       --------------

                TELECOMMUNICATIONS -- 1.9%
     2,000,000  AT&T, Inc. .............................................      5.50%        02/01/18         2,000,000
     6,831,000  AT&T, Inc., 3 Mo. LIBOR + 0.91% (a).....................      2.37%        11/27/18         6,872,887
     2,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.93% (a).....................      2.62%        06/30/20         2,025,939
     2,000,000  AT&T, Inc., 3 Mo. LIBOR + 0.89% (a).....................      2.30%        02/14/23         2,022,413
     1,000,000  Verizon Communications, Inc., 3 Mo. LIBOR + 0.37% (a)...      1.79%        08/15/19         1,002,489
     7,000,000  Verizon Communications, Inc., 3 Mo. LIBOR + 0.55% (a)...      2.00%        05/22/20         7,041,942
     6,000,000  Verizon Communications, Inc., 3 Mo. LIBOR + 1.00% (a)...      2.60%        03/16/22         6,127,528
                                                                                                       --------------
                                                                                                           27,093,198
                                                                                                       --------------

                TRANSPORTATION -- 0.4%
     3,877,000  Ryder System, Inc., Medium-Term Note ...................      2.50%        03/01/18         3,877,007
     1,435,000  Ryder System, Inc., Medium-Term Note ...................      2.45%        11/15/18         1,437,000
                                                                                                       --------------
                                                                                                            5,314,007
                                                                                                       --------------

                TRUCKING & LEASING -- 0.9%
     6,000,000  Aviation Capital Group Corp. (b)........................      2.88%        09/17/18         6,012,366
     6,384,000  Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)..      3.38%        03/15/18         6,395,945
                                                                                                       --------------
                                                                                                           12,408,311
                                                                                                       --------------
                TOTAL CORPORATE BONDS................................................................     562,452,202
                (Cost $561,552,396)                                                                    --------------


                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER -- 33.5%

                AUTO MANUFACTURERS -- 1.1%
     2,000,000  Ford Motor Credit Co. ..................................      2.07%        09/05/18         1,975,904
     2,458,000  VW Credit, Inc. ........................................      1.97%        03/06/18         2,453,672
     3,500,000  VW Credit, Inc. ........................................      1.95%        03/13/18         3,492,607


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                AUTO MANUFACTURERS (CONTINUED)
 $   8,000,000  VW Credit, Inc. ........................................      2.02%        03/20/18    $    7,979,399
                                                                                                       --------------
                                                                                                           15,901,582
                                                                                                       --------------

                BEVERAGES -- 2.2%
     3,000,000  Anheuser-Busch InBev Worldwide, Inc. ...................      1.65%        04/20/18         2,989,536
     6,000,000  Constellation Brands, Inc. .............................      1.93%        02/06/18         5,998,432
     6,500,000  Constellation Brands, Inc. .............................  1.93% - 1.94%    02/08/18         6,497,615
     6,000,000  Constellation Brands, Inc. .............................      1.97%        02/12/18         5,996,479
     6,000,000  Constellation Brands, Inc. .............................      2.11%        04/05/18         5,978,462
     3,500,000  Molson Coors Brewing Co. ...............................      2.00%        03/07/18         3,493,550
                                                                                                       --------------
                                                                                                           30,954,074
                                                                                                       --------------

                CHEMICALS -- 2.3%
     6,000,000  Albemarle Corp. ........................................      2.10%        02/01/18         6,000,000
     5,100,000  Albemarle Corp. ........................................      2.10%        02/02/18         5,099,709
     3,000,000  Albemarle Corp. ........................................      2.12%        02/14/18         2,997,756
     6,000,000  Dow Chemical (The) Co. .................................      1.99%        03/28/18         5,982,209
     6,000,000  EI du Pont de Nemours & Co. ............................      1.90%        03/12/18         5,987,961
     7,000,000  FMC Corp. ..............................................      2.05%        02/27/18         6,989,887
                                                                                                       --------------
                                                                                                           33,057,522
                                                                                                       --------------

                COMPUTERS -- 0.2%
     3,000,000  HP, Inc. ...............................................      1.75%        03/26/18         2,992,470
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.9%
     6,000,000  Hitachi Capital America Corp. ..........................      1.98%        02/23/18         5,992,922
     5,000,000  Hitachi Capital America Corp. ..........................      1.95%        02/27/18         4,993,137
     2,000,000  Nasdaq, Inc. ...........................................      2.00%        02/27/18         1,997,181
                                                                                                       --------------
                                                                                                           12,983,240
                                                                                                       --------------

                ELECTRIC -- 1.2%
     2,464,000  Entergy Corp. ..........................................      2.05%        02/12/18         2,462,493
     5,000,000  Public Service Enterprise Group, Inc. ..................      2.05%        02/01/18         5,000,000
     5,000,000  Public Service Enterprise Group, Inc. ..................      2.00%        02/22/18         4,994,308
     5,000,000  Public Service Enterprise Group, Inc. ..................      2.00%        02/26/18         4,993,225
                                                                                                       --------------
                                                                                                           17,450,026
                                                                                                       --------------

                ELECTRICAL COMPONENT & EQUIPMENT -- 0.7%
     5,000,000  Molex Electronic Technologies LLC ......................      2.16%        02/14/18         4,996,204
     5,000,000  Molex Electronic Technologies LLC ......................      2.18%        02/20/18         4,994,400
                                                                                                       --------------
                                                                                                            9,990,604
                                                                                                       --------------

                ELECTRONICS -- 1.9%
     7,000,000  Arrow Electronics, Inc. ................................      2.10%        02/06/18         6,998,006
     6,000,000  Arrow Electronics, Inc. ................................      2.10%        02/07/18         5,997,948
     6,000,000  Arrow Electronics, Inc. ................................      2.10%        02/13/18         5,995,897
     6,000,000  Arrow Electronics, Inc. ................................      2.10%        02/14/18         5,995,556
     2,000,000  Arrow Electronics, Inc. ................................      2.10%        03/01/18         1,996,811
                                                                                                       --------------
                                                                                                           26,984,218
                                                                                                       --------------

                FOOD -- 0.4%
     6,000,000  Mondelez International, Inc. ...........................      1.90%        03/12/18         5,987,961
                                                                                                       --------------

                GAS -- 1.2%
     5,000,000  NiSource, Inc. .........................................      2.00%        02/08/18         4,998,103
     5,000,000  NiSource, Inc. .........................................      2.00%        02/20/18         4,994,852


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                GAS (CONTINUED)
$    6,200,000  NiSource, Inc. .........................................      1.87%        03/01/18    $    6,191,175
                                                                                                       --------------
                                                                                                           16,184,130
                                                                                                       --------------

                HEALTH CARE PRODUCTS -- 1.8%
     7,000,000  Boston Scientific Corp. ................................      1.98%        02/13/18         6,995,494
     6,000,000  Boston Scientific Corp. ................................      1.98%        02/14/18         5,995,817
     6,000,000  Boston Scientific Corp. ................................      1.98%        02/21/18         5,993,565
     4,000,000  Boston Scientific Corp. ................................      1.98%        02/22/18         3,995,496
     2,800,000  Boston Scientific Corp. ................................      1.96%        02/26/18         2,796,286
                                                                                                       --------------
                                                                                                           25,776,658
                                                                                                       --------------

                HOUSEWARES -- 0.4%
     5,500,000  Newell Brands, Inc. ....................................      1.95%        02/08/18         5,497,968
                                                                                                       --------------

                LODGING -- 0.1%
     1,600,000  Wyndham Worldwide Corp. ................................      2.26%        02/02/18         1,599,902
                                                                                                       --------------

                MEDIA -- 2.2%
     6,000,000  Time Warner, Inc.  .....................................      2.00%        03/19/18         5,985,033
     5,000,000  Viacom, Inc.   .........................................      2.26%        02/06/18         4,998,470
     5,000,000  Viacom, Inc.   .........................................      2.21%        02/08/18         4,997,909
     5,000,000  Viacom, Inc.   .........................................      2.26%        02/16/18         4,995,415
     5,000,000  Viacom, Inc.   .........................................      2.26%        02/28/18         4,991,750
     5,000,000  Viacom, Inc.   .........................................      2.26%        03/06/18         4,989,916
                                                                                                       --------------
                                                                                                           30,958,493
                                                                                                       --------------

                MISCELLANEOUS MANUFACTURING -- 2.4%
     8,000,000  ITT, Inc.   ............................................      2.00%        02/07/18         7,997,398
     6,000,000  ITT, Inc.   ............................................      1.98%        02/12/18         5,996,461
     7,000,000  ITT, Inc.   ............................................  2.00% - 2.15%    02/20/18         6,992,676
     5,000,000  ITT, Inc.   ............................................      2.15%        02/23/18         4,993,583
     4,500,000  Pentair Finance Sarl ...................................      2.20%        02/02/18         4,499,731
     4,000,000  Pentair Finance Sarl ...................................      2.20%        02/07/18         3,998,567
                                                                                                       --------------
                                                                                                           34,478,416
                                                                                                       --------------

                OIL & GAS -- 2.4%
     6,000,000  Canadian Natural Resources Ltd. ........................      1.95%        02/21/18         5,993,665
     5,000,000  Canadian Natural Resources Ltd. ........................      2.12%        02/22/18         4,993,958
     6,200,000  Canadian Natural Resources Ltd. ........................      1.94%        02/26/18         6,191,862
     5,000,000  Canadian Natural Resources Ltd. ........................      1.94%        03/02/18         4,992,387
     5,000,000  Eni Finance USA, Inc. ..................................      1.80%        07/05/18         4,962,451
     7,000,000  Suncor Energy, Inc. ....................................      2.01%        05/01/18         6,966,080
                                                                                                       --------------
                                                                                                           34,100,403
                                                                                                       --------------

                PHARMACEUTICALS -- 1.4%
     7,000,000  Mylan N.V. .............................................      2.08%        02/05/18         6,998,422
     6,000,000  Mylan N.V. .............................................      2.07%        02/12/18         5,996,296
     7,000,000  Mylan N.V. .............................................      2.13%        02/20/18         6,992,312
                                                                                                       --------------
                                                                                                           19,987,030
                                                                                                       --------------

                PIPELINES -- 6.5%
     5,000,000  Enable Midstream Partners, L.P. ........................      2.21%        02/01/18         5,000,000
     3,000,000  Enable Midstream Partners, L.P. ........................      2.26%        02/08/18         2,998,716
     7,000,000  Enable Midstream Partners, L.P. ........................      2.26%        03/01/18         6,988,022
     4,000,000  Enbridge Energy Partners, L.P. .........................      2.47%        02/05/18         3,998,932
     4,000,000  Enbridge Energy Partners, L.P. .........................      2.43%        02/12/18         3,997,101


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
COMMERCIAL PAPER (CONTINUED)

                PIPELINES (CONTINUED)
$    6,000,000  Enbridge Energy Partners, L.P. .........................      2.43%        02/16/18    $    5,994,072
     6,000,000  Enbridge Energy Partners, L.P. .........................      2.39%        02/28/18         5,989,514
     5,000,000  Enbridge Energy Partners, L.P. .........................      2.58%        04/09/18         4,976,718
     6,000,000  Enbridge US, Inc. ......................................      2.43%        02/16/18         5,994,072
     5,500,000  Energy Transfer, L.P. ..................................  2.26% - 2.31%    02/02/18         5,499,658
     6,000,000  Energy Transfer, L.P. ..................................  2.31% - 2.52%    02/05/18         5,998,432
     6,000,000  Energy Transfer, L.P. ..................................      2.31%        02/09/18         5,996,998
     5,000,000  Energy Transfer, L.P. ..................................      2.20%        02/14/18         4,996,118
     5,000,000  Kinder Morgan, Inc. ....................................      2.05%        02/01/18         5,000,000
     8,000,000  Kinder Morgan, Inc. ....................................      2.05%        02/06/18         7,997,777
     7,000,000  Plains All American Pipeline, L.P.  ....................      2.52%        02/01/18         7,000,000
     3,800,000  Plains All American Pipeline, L.P.  ....................      2.52%        02/02/18         3,799,741
                                                                                                       --------------
                                                                                                           92,225,871
                                                                                                       --------------

                RETAIL -- 2.1%
     7,000,000  AutoNation, Inc. .......................................      1.95%        02/05/18         6,998,522
     7,000,000  AutoNation, Inc. .......................................      1.95%        02/07/18         6,997,783
     5,000,000  Walgreens Boots Alliance, Inc. .........................      2.05%        04/04/18         4,982,765
     5,000,000  Walgreens Boots Alliance, Inc. .........................      2.17%        05/14/18         4,970,101
     5,000,000  Walgreens Boots Alliance, Inc. .........................      2.17%        05/21/18         4,968,049
                                                                                                       --------------
                                                                                                           28,917,220
                                                                                                       --------------

                TELECOMMUNICATIONS -- 1.9%
     6,000,000  Bell Canada, Inc. ......................................      1.95%        03/19/18         5,985,416
     4,500,000  Rogers Communications, Inc. ............................      1.98%        02/27/18         4,493,723
     5,000,000  TELUS Corp. ............................................      2.05%        02/26/18         4,993,048
     5,000,000  TELUS Corp. ............................................      2.05%        03/01/18         4,992,215
     3,000,000  Vodafone Group PLC .....................................      1.75%        09/04/18         2,969,436
     3,000,000  Vodafone Group PLC .....................................      1.77%        09/13/18         2,967,796
                                                                                                       --------------
                                                                                                           26,401,634
                                                                                                       --------------

                TRANSPORTATION -- 0.2%
     3,000,000  Kansas City Southern ...................................      1.95%        02/13/18         2,998,100
                                                                                                       --------------
                TOTAL COMMERCIAL PAPER...............................................................     475,427,522
                (Cost $475,427,522)                                                                    --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS -- 16.9%

                AGRICULTURE -- 1.0%
     3,000,000  BAT International Finance PLC, 3 Mo. LIBOR +
                   0.51% (a) (b)........................................      2.10%        06/15/18         3,003,696
     7,500,000  Imperial Brands Finance PLC (b).........................      2.05%        02/11/18         7,499,498
     3,890,000  Imperial Brands Finance PLC (b).........................      2.05%        07/20/18         3,888,234
                                                                                                       --------------
                                                                                                           14,391,428
                                                                                                       --------------

                BANKS -- 11.5%
     3,000,000  ABN AMRO Bank N.V. (b)..................................      2.50%        10/30/18         3,010,485
     4,000,000  ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.64% (a) (b).........      2.37%        01/18/19         4,018,392
     2,500,000  ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.41% (a) (b).........      2.15%        01/19/21         2,504,340
     2,000,000  Australia & New Zealand Banking Group Ltd.,
                   3 Mo. LIBOR + 0.66% (a) (b)..........................      2.33%        09/23/19         2,014,573


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    3,000,000  Australia & New Zealand Banking Group Ltd.,
                   3 Mo. LIBOR + 0.50% (a) (b)..........................      1.94%        08/19/20    $    3,017,742
       500,000  bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.65% (a)..............................      2.38%        07/18/19           503,433
       250,000  bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.60% (a)..............................      2.15%        12/12/19           251,621
     2,000,000  Bank of Montreal, Medium-Term Note,
                   3 Mo. LIBOR + 0.79% (a)..............................      2.25%        08/27/21         2,024,421
       250,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.83% (a)......      2.55%        01/15/19           251,560
     2,390,000  Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.39% (a)......      2.11%        07/14/20         2,398,477
     2,100,000  Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (b).............      1.70%        03/05/18         2,099,966
     2,000,000  Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (b).............      2.70%        09/09/18         2,006,755
     1,000,000  Barclays Bank PLC, 3 Mo. LIBOR + 0.46% (a)..............      2.16%        01/11/21         1,002,554
     7,800,000  Barclays PLC ...........................................      2.00%        03/16/18         7,803,533
       500,000  Canadian Imperial Bank of Commerce,
                   3 Mo. LIBOR + 0.52% (a)..............................      2.03%        09/06/19           502,291
     2,000,000  Commonwealth Bank of Australia,
                   3 Mo. LIBOR + 0.64% (a) (b)..........................      2.03%        11/07/19         2,016,506
       500,000  Commonwealth Bank of Australia,
                   3 Mo. LIBOR + 0.70% (a) (b)..........................      2.24%        03/10/22           504,022
     2,000,000  Commonwealth Bank of Australia,
                   3 Mo. LIBOR + 0.68% (a) (b)..........................      2.28%        09/18/22         2,015,466
     4,000,000  Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.83% (a)....      2.54%        01/10/22         4,066,423
     3,000,000  Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.48% (a)....      2.19%        01/10/23         3,002,907
     2,000,000  Credit Agricole S.A./London (b).........................      2.50%        04/15/19         2,002,729
     1,000,000  Credit Agricole S.A./London, 3 Mo. LIBOR +
                   0.80% (a) (b)........................................      2.52%        04/15/19         1,007,351
     1,400,000  Credit Agricole S.A./London, 3 Mo. LIBOR +
                   0.97% (a) (b)........................................      2.51%        06/10/20         1,423,321
     3,000,000  Credit Suisse AG/New York NY ...........................      6.00%        02/15/18         3,004,532
     3,000,000  Credit Suisse AG/New York NY ...........................      1.70%        04/27/18         2,999,476
     3,000,000  Credit Suisse Group Funding Guernsey Ltd.,
                   3 Mo. LIBOR + 2.29% (a)..............................      4.02%        04/16/21         3,165,676
     3,000,000  Danske Bank A/S, 3 Mo. LIBOR + 0.58% (a) (b)............      2.09%        09/06/19         3,017,527
     1,200,000  Danske Bank A/S, 3 Mo. LIBOR + 0.51% (a) (b)............      2.00%        03/02/20         1,205,726
     1,833,000  Deutsche Bank AG, 3 Mo. LIBOR + 1.45% (a)...............      3.18%        01/18/19         1,850,406
     2,000,000  Deutsche Bank AG, 3 Mo. LIBOR + 1.91% (a)...............      3.32%        05/10/19         2,034,379
     3,000,000  Deutsche Bank AG/London ................................      1.88%        02/13/18         2,999,827
     3,000,000  Deutsche Bank AG/London, 3 Mo. LIBOR + 0.68% (a)........      2.09%        02/13/18         3,000,152
     2,000,000  HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (a)..............      3.76%        03/08/21         2,107,411
     2,500,000  HSBC Holdings PLC, 3 Mo. LIBOR + 1.50% (a)..............      3.20%        01/05/22         2,592,518
     2,000,000  ING Bank N.V. (b).......................................      2.30%        03/22/19         1,997,081
     3,000,000  ING Bank N.V., 3 Mo. LIBOR + 0.61% (a) (b)..............      2.03%        08/15/19         3,016,679
     5,000,000  Macquarie Bank Ltd., 3 Mo. LIBOR + 1.18% (a) (b)........      2.90%        01/15/19         5,042,959
     2,000,000  Macquarie Group Ltd. (b)................................      3.00%        12/03/18         2,010,663
     4,000,000  Mitsubishi UFJ Financial Group, Inc.,
                   3 Mo. LIBOR + 1.06% (a)..............................      2.62%        09/13/21         4,060,764
     1,500,000  Mitsubishi UFJ Financial Group, Inc.,
                   3 Mo. LIBOR + 0.92% (a)..............................      2.37%        02/22/22         1,517,208
     3,000,000  Mizuho Bank Ltd. (b)....................................      2.15%        10/20/18         3,000,079
       500,000  Mizuho Bank Ltd., 3 Mo. LIBOR + 1.19% (a) (b)...........      2.93%        10/20/18           503,589
     4,000,000  Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)...      2.70%        09/13/21         4,071,332
       250,000  National Australia Bank Ltd., 3 Mo. LIBOR +
                   0.59% (a) (b)........................................      2.30%        01/10/20           251,700


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    1,000,000  Nordea Bank AB, 3 Mo. LIBOR + 0.62% (a) (b).............      2.31%        09/30/19    $    1,007,012
     3,000,000  Nordea Bank AB, 3 Mo. LIBOR + 0.47% (a) (b).............      1.95%        05/29/20         3,014,633
       500,000  Royal Bank of Canada, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.71% (a)..............................      2.43%        04/15/19           503,212
     1,000,000  Royal Bank of Canada, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.48% (a)..............................      2.24%        07/29/19         1,004,216
     2,900,000  Royal Bank of Canada, Global Medium-Term Note,
                   3 Mo. LIBOR + 0.38% (a)..............................      1.87%        03/02/20         2,910,542
     2,200,000  Skandinaviska Enskilda Banken AB,
                   3 Mo. LIBOR + 0.57% (a) (b)..........................      2.13%        09/13/19         2,213,821
     6,400,000  Standard Chartered PLC (b)..............................      1.70%        04/17/18         6,396,717
     1,000,000  Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.54% (a)..      2.24%        01/11/19         1,003,345
     3,000,000  Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.31% (a)..      2.04%        10/18/19         3,004,425
     3,000,000  Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.35% (a)..      2.08%        01/17/20         3,003,909
     3,000,000  Sumitomo Mitsui Financial Group, Inc.,
                   3 Mo. LIBOR + 0.97% (a)..............................      2.67%        01/11/22         3,031,544
     2,000,000  Sumitomo Mitsui Financial Group, Inc.,
                   3 Mo. LIBOR + 0.74% (a)..............................      2.47%        01/17/23         2,005,892
     4,000,000  Sumitomo Mitsui Trust Bank Ltd. (b).....................      1.80%        03/28/18         4,000,213
     1,000,000  Sumitomo Mitsui Trust Bank Ltd.,
                   3 Mo. LIBOR + 0.44% (a) (b)..........................      2.05%        09/19/19         1,001,512
     1,000,000  Svenska Handelsbanken AB, Medium-Term Note,
                   3 Mo. LIBOR + 0.49% (a)..............................      2.00%        09/06/19         1,005,631
     1,000,000  Toronto-Dominion Bank (The), Medium-Term Note,
                   3 Mo. LIBOR + 0.55% (a)..............................      2.32%        04/30/18         1,001,234
     2,000,000  UBS AG/London, 3 Mo. LIBOR + 0.32% (a) (b)..............      1.80%        05/28/19         2,002,060
     4,000,000  UBS AG/London, 3 Mo. LIBOR + 0.58% (a) (b)..............      2.10%        06/08/20         4,020,981
     3,000,000  UBS AG/London, 3 Mo. LIBOR + 0.48% (a) (b)..............      1.96%        12/01/20         3,006,600
     6,000,000  UBS Group Funding Switzerland AG,
                   3 Mo. LIBOR + 1.78% (a) (b)..........................      3.50%        04/14/21         6,230,860
     1,950,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.43% (a)..........      1.89%        05/25/18         1,952,355
       350,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)..........      2.12%        05/13/19           352,240
     3,375,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.34% (a)..........      2.09%        01/25/21         3,378,983
     3,000,000  Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)..........      2.40%        06/28/22         3,027,481
                                                                                                       --------------
                                                                                                          162,977,970
                                                                                                       --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.2%
     2,841,000  LeasePlan Corp. N.V. (b)................................      2.50%        05/16/18         2,842,203
                                                                                                       --------------

                FOOD -- 0.2%
     3,000,000  Mondelez International Holdings Netherlands BV,
                   3 Mo. LIBOR + 0.61% (a) (b)..........................      2.37%        10/28/19         3,014,435
                                                                                                       --------------

                MISCELLANEOUS MANUFACTURING -- 0.3%
     3,000,000  Siemens Financieringsmaatschappij N.V.,
                   3 Mo. LIBOR + 0.32% (a) (b)..........................      1.88%        09/13/19         3,012,396
     2,000,000  Siemens Financieringsmaatschappij N.V.,
                   3 Mo. LIBOR + 0.34% (a) (b)..........................      1.94%        03/16/20         2,008,348
                                                                                                       --------------
                                                                                                            5,020,744
                                                                                                       --------------

                OIL & GAS -- 0.8%
       500,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.35% (a).........      1.76%        08/14/18           500,826
     1,280,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.63% (a).........      2.30%        09/26/18         1,284,818
     2,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (a).........      2.47%        09/16/21         2,041,950


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                OIL & GAS (CONTINUED)
$    5,000,000  BP Capital Markets PLC, 3 Mo. LIBOR + 0.65% (a).........      2.26%        09/19/22    $    5,075,750
     1,440,000  Shell International Finance BV, 3 Mo. LIBOR +
                   0.35% (a)............................................      1.90%        09/12/19         1,447,406
       479,000  Total Capital International S.A., 3 Mo. LIBOR +
                   0.57% (a)............................................      1.98%        08/10/18           480,422
                                                                                                       --------------
                                                                                                           10,831,172
                                                                                                       --------------

                PHARMACEUTICALS -- 1.1%
     9,000,000  Allergan Funding SCS ...................................      2.35%        03/12/18         9,004,882
     2,100,000  Allergan Funding SCS, 3 Mo. LIBOR + 1.08% (a)...........      2.63%        03/12/18         2,101,843
     2,000,000  Allergan Funding SCS, 3 Mo. LIBOR + 1.26% (a)...........      2.80%        03/12/20         2,030,740
     2,300,000  Mylan N.V. .............................................      3.00%        12/15/18         2,310,939
                                                                                                       --------------
                                                                                                           15,448,404
                                                                                                       --------------

                PIPELINES -- 0.8%
     5,000,000  Enbridge, Inc., 3 Mo. LIBOR + 0.40% (a).................      2.11%        01/10/20         5,008,977
     6,000,000  TransCanada PipeLines Ltd., 3 Mo. LIBOR + 0.28% (a).....      1.70%        11/15/19         6,004,191
                                                                                                       --------------
                                                                                                           11,013,168
                                                                                                       --------------

                TELECOMMUNICATIONS -- 1.0%
     2,875,000  Deutsche Telekom International Finance BV,
                   3 Mo. LIBOR + 0.45% (a) (b)..........................      2.06%        09/19/19         2,881,627
     1,000,000  Deutsche Telekom International Finance BV,
                   3 Mo. LIBOR + 0.58% (a) (b)..........................      2.31%        01/17/20         1,002,802
     2,000,000  Rogers Communications, Inc. ............................      6.80%        08/15/18         2,049,342
     8,325,000  Telefonica Emisiones SAU ...............................      3.19%        04/27/18         8,347,457
                                                                                                       --------------
                                                                                                           14,281,228
                                                                                                       --------------
                TOTAL FOREIGN CORPORATE BONDS........................................................     239,820,752
                (Cost $239,238,141)                                                                    --------------

ASSET-BACKED SECURITIES -- 4.3%

                ACE Securities Corp. Home Equity Loan Trust
       241,474       Series 2005-HE7, Class A1B2, 1 Mo. LIBOR +
                        0.60% (a).......................................      2.15%        11/25/35           241,748
                Aegis Asset Backed Securities Trust
        90,302       Series 2005-3, Class M1, 1 Mo. LIBOR + 0.47% (a)...      2.03%        08/25/35            90,515
                Ameriquest Mortgage Securities, Inc.
       109,629       Series 2004-R9, Class M2, 1 Mo. LIBOR + 0.98% (a)..      2.54%        10/25/34           110,623
       149,753       Series 2005-R2, Class M2, 1 Mo. LIBOR + 0.72% (a)..      2.28%        04/25/35           150,188
        66,754       Series 2005-R11, Class A2D, 1 Mo. LIBOR +
                        0.33% (a).......................................      1.89%        01/25/36            66,890
                BMW Vehicle Lease Trust
     1,950,000       Series 2016-2, Class A4............................      1.57%        02/20/20         1,935,877
       933,675       Series 2017-1, Class A2............................      1.64%        07/22/19           932,395
                Citigroup Mortgage Loan Trust
       111,813       Series 2005-OPT3, Class M2, 1 Mo. LIBOR +
                        0.68% (a).......................................      2.24%        05/25/35           112,212
                Encore Credit Receivables Trust
        76,553       Series 2005-2, Class M2, 1 Mo. LIBOR + 0.69% (a)...      2.25%        11/25/35            76,980
                Ford Credit Auto Lease Trust
     5,984,000       Series 2015-A, Class A4............................      1.64%        06/15/20         5,966,843
     2,045,138       Series 2015-B, Class A4............................      1.54%        02/15/19         2,044,698
     2,385,000       Series 2016-A, Class A4............................      1.85%        07/15/19         2,384,155
     8,056,000       Series 2017-A, Class A3............................      1.88%        04/15/20         8,027,118


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                GM Financial Automobile Leasing Trust
$    1,323,160       Series 2015-2, Class A3............................      1.68%        12/20/18    $    1,322,856
     1,928,453       Series 2015-3, Class A3............................      1.69%        03/20/19         1,927,277
     4,905,000       Series 2015-3, Class A4............................      1.81%        11/20/19         4,899,016
     1,696,000       Series 2016-2, Class A3............................      1.62%        09/20/19         1,693,097
     1,690,000       Series 2016-2, Class A4............................      1.76%        03/20/20         1,681,521
     5,863,000       Series 2016-3, Class A3............................      1.61%        12/20/19         5,845,585
     3,527,000       Series 2016-3, Class A4............................      1.78%        05/20/20         3,506,894
       867,096       Series 2017-2, Class A2B, 1 Mo. LIBOR + 0.30% (a)..      1.86%        01/21/20           868,317
                Hyundai Auto Lease Securitization Trust
       965,546       Series 2017-B, Class A2B, 1 Mo. LIBOR +
                        0.28% (a) (b)...................................      1.84%        12/16/19           966,572
                Long Beach Mortgage Loan Trust
       149,784       Series 2005-1, Class M2, 1 Mo. LIBOR + 0.80% (a)...      2.36%        02/25/35           150,478
                MASTR Asset Backed Securities Trust
        73,601       Series 2005-OPT1, Class M2, 1 Mo. LIBOR +
                        0.63% (a).......................................      2.19%        03/25/35            74,002
                Mercedes Benz Auto Lease Trust
       196,718       Series 2015-B, Class A4............................      1.53%        05/17/21           196,667
       950,000       Series 2017-A, Class A3............................      1.79%        04/15/20           945,645
     4,000,000       Series 2018-A, Class A2............................      2.20%        04/15/20         4,003,928
                Nissan Auto Lease Trust
       338,138       Series 2015-B, Class A4............................      1.70%        04/15/21           338,095
     4,536,581       Series 2016-A, Class A3............................      1.49%        03/15/19         4,531,970
       910,000       Series 2016-A, Class A4............................      1.65%        10/15/21           907,681
       244,301       Series 2016-B, Class A2A...........................      1.26%        12/17/18           244,045
     1,750,000       Series 2016-B, Class A4............................      1.61%        01/18/22         1,740,310
     1,221,000       Series 2017-A, Class A3............................      1.91%        04/15/20         1,214,984
                Option One Mortgage Loan Trust
        51,669       Series 2005-1, Class A1A, 1 Mo. LIBOR + 0.50% (a)..      2.06%        02/25/35            51,781
       144,526       Series 2005-5, Class A3, 1 Mo. LIBOR + 0.21% (a)...      1.77%        12/25/35           144,833
                Residential Asset Mortgage Product, Inc.
       352,219       Series 2005-EFC1, Class M3, 1 Mo. LIBOR +
                        0.48% (a).......................................      2.04%        05/25/35           353,605
                Structured Asset Investment Loan Trust
       216,364       Series 2004-10, Class A7, 1 Mo. LIBOR + 1.06% (a)..      2.62%        11/25/34           218,669
                Wells Fargo Home Equity Trust
        89,951       Series 2005-2, Class M4, 1 Mo. LIBOR + 0.81% (a)...      2.37%        04/25/35            90,366
       226,796       Series 2005-3, Class M3, 1 Mo. LIBOR + 0.69% (a)...      2.25%        11/25/35           227,720
                World Financial Network Credit Card Master Trust
       150,000       Series 2013-A, Class A.............................      1.61%        12/15/21           149,976
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................      60,436,132
                (Cost $60,529,096)                                                                     --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 2.6%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.3%
                Federal Home Loan Banks
       106,974       Series 2008-1372, Class 1..........................      4.75%        05/18/18           107,732
                Federal Home Loan Mortgage Corporation
        24,869       Series 2003-2575, Class DY.........................      5.00%        02/15/18            24,849
         7,966       Series 2003-2595, Class AE.........................      5.00%        04/15/18             7,973
       101,743       Series 2003-2614, Class BY.........................      4.50%        05/15/18           101,945
        16,889       Series 2003-2629, Class AD.........................      4.50%        06/15/18            16,918


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      163,966       Series 2003-2638, Class AM.........................      4.50%        07/15/18    $      164,388
         8,813       Series 2003-2672, Class NH.........................      4.00%        09/15/18             8,843
        60,914       Series 2003-2695, Class DG.........................      4.00%        10/15/18            61,190
       185,510       Series 2004-2764, Class UE.........................      5.00%        10/15/32           186,205
        31,257       Series 2004-2773, Class HS.........................      4.50%        04/15/19            31,359
        94,802       Series 2004-2828, Class JE.........................      4.50%        07/15/19            95,417
        73,101       Series 2004-2861, Class BL.........................      4.00%        09/15/19            73,620
       175,112       Series 2004-2874, Class BC.........................      5.00%        10/15/19           177,287
       148,451       Series 2004-2877, Class JH.........................      4.75%        03/15/19           149,227
       413,530       Series 2004-2885, Class PY.........................      4.50%        11/15/19           415,967
       308,811       Series 2004-2895, Class EK.........................      4.00%        11/15/19           311,495
       332,620       Series 2004-2900, Class PC.........................      4.50%        12/15/19           334,653
        33,660       Series 2005-2920, Class HD.........................      4.50%        01/15/20            33,872
        33,008       Series 2005-2945, Class HB.........................      5.00%        03/15/20            33,323
        89,786       Series 2005-2981, Class BC.........................      4.50%        05/15/20            90,104
       218,723       Series 2005-2995, Class JK.........................      4.50%        06/15/20           219,906
         9,175       Series 2005-3005, Class GA.........................      4.50%        02/15/20             9,217
        36,102       Series 2005-3033, Class CI.........................      5.50%        01/15/35            36,074
       182,887       Series 2007-3266, Class D..........................      5.00%        01/15/22           183,863
        53,142       Series 2007-3294, Class DB.........................      4.50%        03/15/22            53,779
        14,371       Series 2010-3659, Class EB.........................      2.00%        06/15/18            14,364
       125,576       Series 2010-3705, Class CA.........................      3.00%        08/15/20           125,927
       124,497       Series 2010-3726, Class DA.........................      2.00%        08/15/20           124,334
     5,406,352       Series 2010-3726, Class ND.........................      3.50%        06/15/39         5,443,845
        65,358       Series 2010-3740, Class NP.........................      2.00%        01/15/37            65,313
        88,728       Series 2010-3755, Class AJ.........................      2.00%        11/15/20            88,338
       102,498       Series 2010-3766, Class HE.........................      3.00%        11/15/20           102,820
       302,590       Series 2010-3768, Class DE.........................      2.25%        11/15/28           302,714
       818,940       Series 2010-3770, Class EB.........................      2.00%        01/15/38           815,910
        43,154       Series 2010-3772, Class HE.........................      2.50%        10/15/18            43,118
       140,887       Series 2010-3773, Class GK.........................      2.50%        12/15/20           140,815
        82,768       Series 2011-3786, Class DA.........................      3.00%        02/15/24            82,848
       363,214       Series 2011-3790, Class AP.........................      4.50%        01/15/37           372,345
        61,194       Series 2011-3812, Class BE.........................      2.75%        09/15/18            61,196
         2,128       Series 2011-3814, Class KE.........................      2.25%        02/15/18             2,126
       181,339       Series 2011-3820, Class NA.........................      4.50%        02/15/38           184,820
        43,204       Series 2011-3821, Class A..........................      4.00%        01/15/29            43,508
       163,826       Series 2011-3825, Class AB.........................      3.00%        08/15/20           163,982
         5,052       Series 2011-3826, Class MB.........................      1.50%        07/15/18             5,042
        40,283       Series 2011-3841, Class JK.........................      3.00%        10/15/38            40,480
         1,779       Series 2011-3848, Class GA.........................      4.00%        12/15/28             1,778
       165,227       Series 2011-3852, Class CA.........................      3.00%        10/15/39           165,958
       931,360       Series 2011-3887, Class VA.........................      4.00%        12/15/23           933,769
        62,452       Series 2011-3893, Class JA.........................      4.00%        01/15/29            62,600
        68,533       Series 2011-3895, Class CD.........................      2.00%        10/15/18            68,436


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       52,346       Series 2011-3944, Class LB.........................      2.00%        02/15/25    $       52,331
         6,681       Series 2011-3977, Class GA.........................      1.50%        07/15/19             6,662
       680,717       Series 2012-4001, Class A..........................      3.50%        11/15/38           685,594
       394,511       Series 2012-4011, Class KM.........................      2.00%        03/15/22           392,935
     1,335,090       Series 2014-4305, Class KN.........................      2.50%        03/15/38         1,336,170
       241,197       Series 2014-4419, Class TB.........................      3.00%        02/15/40           241,333
       317,732       Series 2015-4459, Class NC.........................      5.00%        07/15/25           323,220
                Federal National Mortgage Association
        53,629       Series 2003-81, Class HC...........................      4.75%        09/25/18            53,793
        10,311       Series 2003-120, Class BY..........................      4.00%        12/25/18            10,334
        23,274       Series 2004-27, Class HB...........................      4.00%        05/25/19            23,401
       100,160       Series 2004-79, Class FA, 1 Mo. LIBOR + 0.29% (a)..      1.85%        08/25/32           100,317
       155,363       Series 2004-90, Class LH...........................      5.00%        04/25/34           156,174
       345,631       Series 2004-90, Class XQ...........................      4.50%        09/25/34           348,133
         4,673       Series 2005-110, Class GK..........................      5.50%        08/25/34             4,708
        16,532       Series 2008-18, Class HD...........................      4.00%        12/25/18            16,561
        10,267       Series 2008-51, Class BC...........................      4.50%        06/25/23            10,300
        78,012       Series 2008-53, Class CA...........................      5.00%        07/25/23            79,230
       375,452       Series 2008-59, Class KB...........................      4.50%        07/25/23           377,918
        14,699       Series 2009-11, Class DK...........................      5.00%        12/25/18            14,730
     1,386,464       Series 2009-14, Class EB...........................      4.50%        03/25/24         1,401,281
       167,231       Series 2009-52, Class AJ...........................      4.00%        07/25/24           169,513
        51,401       Series 2009-78, Class LE...........................      4.00%        09/25/19            51,651
        50,054       Series 2009-96, Class JA...........................      3.50%        10/25/24            50,450
        47,109       Series 2010-10, Class NB...........................      3.00%        01/25/39            47,147
        10,763       Series 2010-12, Class AC...........................      2.50%        12/25/18            10,750
       866,074       Series 2010-35, Class KA...........................      4.50%        07/25/38           869,953
         6,225       Series 2010-81, Class LE...........................      3.00%        07/25/39             6,222
        60,527       Series 2010-83, Class AJ...........................      2.75%        11/25/18            60,481
        50,849       Series 2010-110, Class AE..........................      9.75%        11/25/18            51,741
       378,811       Series 2010-116, Class AD..........................      2.00%        08/25/20           377,442
        15,181       Series 2010-123, Class HA..........................      2.50%        03/25/24            15,165
        67,178       Series 2010-144, Class YG..........................      2.25%        11/25/23            67,093
       282,681       Series 2010-145, Class MA..........................      2.00%        12/25/20           281,599
        13,149       Series 2010-153, Class AC..........................      2.00%        11/25/18            13,118
       175,207       Series 2011-3, Class EG............................      2.00%        05/25/20           174,694
       161,238       Series 2011-13, Class AD...........................      2.00%        07/25/21           160,742
           901       Series 2011-15, Class AB...........................      9.75%        08/25/19               915
        94,457       Series 2011-15, Class HT...........................      5.50%        03/25/26            97,270
     1,293,362       Series 2011-36, Class QC...........................      3.00%        12/25/28         1,297,549
       121,258       Series 2011-60, Class UC...........................      2.50%        09/25/39           120,533
        35,071       Series 2011-68, Class AH...........................      4.50%        12/25/20            35,421
        96,644       Series 2011-71, Class KC...........................      1.75%        08/25/21            95,680
        80,315       Series 2011-79, Class AD...........................      3.00%        11/25/37            80,881
        81,914       Series 2011-86, Class DC...........................      2.00%        09/25/21            81,039
         4,825       Series 2011-89, Class LE...........................      3.00%        03/25/39             4,835
       445,353       Series 2011-111, Class DA..........................      3.00%        12/25/38           447,567
        34,898       Series 2011-117, Class DH..........................      3.00%        06/25/29            35,074
     5,653,565       Series 2013-1, Class KC............................      2.00%        07/25/40         5,599,323
       202,263       Series 2014-76, Class AC...........................      2.50%        02/25/34           203,082


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association
$       82,052       Series 2000-9, Class FG, 1 Mo. LIBOR + 0.60% (a)...      2.16%        02/16/30    $       82,831
        58,029       Series 2005-78, Class A............................      5.00%        07/16/33            58,763
       178,310       Series 2006-17, Class KY...........................      5.00%        04/20/36           179,762
       176,920       Series 2008-6, Class PM............................      3.75%        09/20/37           177,452
        58,446       Series 2009-10, Class JA...........................      4.50%        03/16/34            58,699
       212,616       Series 2009-10, Class MD...........................      4.50%        12/16/36           217,504
        77,668       Series 2009-52, Class PA...........................      5.00%        04/16/39            78,828
       128,290       Series 2009-77, Class KC...........................      4.50%        05/20/38           129,340
        28,526       Series 2009-87, Class BD...........................      3.00%        10/20/38            28,550
       165,085       Series 2010-4, Class JC............................      3.00%        08/16/39           166,211
        23,757       Series 2010-23, Class MH...........................      4.50%        02/20/38            23,900
        31,030       Series 2010-30, Class PN...........................      4.00%        03/20/38            31,201
        14,594       Series 2010-39, Class ME...........................      4.00%        03/20/38            14,626
        44,905       Series 2010-39, Class MG...........................      4.25%        03/20/38            45,122
        90,906       Series 2010-47, Class CL...........................      4.00%        08/20/38            91,571
       145,076       Series 2010-85, Class NK...........................      3.25%        01/20/38           145,548
       212,416       Series 2010-87, Class HE...........................      3.00%        11/20/38           214,465
         9,320       Series 2010-94, Class PH...........................      3.00%        12/20/37             9,316
        37,337       Series 2010-101, Class PG..........................      2.50%        04/20/38            37,397
        37,337       Series 2010-101, Class PL..........................      3.50%        04/20/38            37,407
       235,226       Series 2010-114, Class NJ..........................      3.00%        04/20/38           235,619
        89,386       Series 2010-125, Class BA..........................      2.08%        05/16/37            89,250
       209,368       Series 2010-125, Class TE..........................      3.00%        06/20/39           210,619
       258,423       Series 2010-142, Class AJ..........................      3.00%        09/20/39           258,803
        39,114       Series 2010-164, Class LE..........................      3.00%        10/20/38            39,266
       123,962       Series 2010-164, Class LH..........................      3.50%        10/20/38           124,824
       123,549       Series 2011-21, Class AP...........................      4.50%        05/20/38           124,968
        95,751       Series 2011-21, Class QC...........................      4.00%        05/20/38            96,388
       139,419       Series 2011-24, Class NE...........................      3.50%        04/20/39           140,292
       219,982       Series 2011-37, Class PG...........................      3.00%        05/20/40           220,245
       177,379       Series 2011-40, Class CA...........................      3.00%        12/16/25           178,316
       204,632       Series 2011-115, Class PD..........................      2.00%        10/20/38           204,411
       384,815       Series 2014-180, Class PA..........................      2.50%        04/20/43           383,599
                                                                                                       --------------
                                                                                                           32,662,740
                                                                                                       --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.0%
                Government National Mortgage Association
        25,268       Series 2014-28, Class A............................      2.00%        01/16/46            25,016
                                                                                                       --------------

                PASS-THROUGH SECURITIES -- 0.3%
                Federal Home Loan Mortgage Corporation
         6,772       Pool B18688........................................      5.00%        02/01/20             6,884
        23,231       Pool E01591........................................      5.50%        02/01/19            23,421
         1,377       Pool E99249........................................      5.50%        09/01/18             1,382
        23,946       Pool E99582........................................      5.00%        09/01/18            24,337
       181,241       Pool G11728........................................      5.50%        02/01/20           184,668
       132,703       Pool G11777........................................      5.00%        10/01/20           135,727
        58,700       Pool G11879........................................      5.00%        10/01/20            59,880
       179,915       Pool G11902........................................      5.00%        08/01/20           183,821
       181,733       Pool G11966........................................      5.50%        11/01/20           186,334
        10,599       Pool G12255........................................      5.50%        07/01/21            10,951


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       98,320       Pool G13204........................................      6.00%        11/01/22    $      102,586
       122,533       Pool G13235........................................      4.50%        08/01/20           123,840
        56,099       Pool G13395........................................      4.50%        12/01/19            56,660
        52,367       Pool G13761........................................      5.50%        12/01/20            53,339
       113,155       Pool G14075........................................      4.50%        08/01/18           114,274
       585,247       Pool G15821........................................      5.00%        07/01/25           595,190
        68,154       Pool G18010........................................      5.50%        09/01/19            69,452
       271,074       Pool J02535........................................      5.00%        09/01/20           277,996
                Federal National Mortgage Association
         3,405       Pool 723399........................................      4.50%        09/01/18             3,436
        32,424       Pool 725445........................................      4.50%        05/01/19            32,714
        34,368       Pool 725793........................................      5.50%        09/01/19            34,883
        48,563       Pool 725934........................................      5.00%        11/01/19            49,285
       136,541       Pool 735646........................................      4.50%        07/01/20           137,963
         8,337       Pool 739798........................................      4.50%        09/01/18             8,412
       282,576       Pool 745735........................................      5.00%        03/01/21           289,087
        67,113       Pool 773440........................................      5.00%        07/01/19            68,111
         9,422       Pool 775019........................................      4.50%        05/01/19             9,506
        88,272       Pool 847919........................................      5.50%        11/01/20            90,656
         9,170       Pool 889191........................................      4.50%        04/01/21             9,252
        17,534       Pool 889847........................................      4.50%        04/01/21            17,691
       125,794       Pool 898044........................................      4.50%        12/01/20           126,942
       385,431       Pool 962078........................................      4.50%        03/01/23           398,827
        29,539       Pool AL0217........................................      5.00%        11/01/18            29,976
        59,131       Pool AL8539........................................      4.50%        01/01/27            59,659
        83,144       Pool MA0772........................................      4.00%        06/01/21            85,157
                Government National Mortgage Association
        48,851       Pool 781783........................................      5.50%        08/15/19            49,663
       166,229       Pool 781820........................................      5.00%        11/15/19           169,725
       154,281       Pool 783524........................................      5.00%        09/15/24           160,284
                                                                                                       --------------
                                                                                                            4,041,971
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................      36,729,727
                (Cost $37,081,034)                                                                     --------------

U.S. GOVERNMENT NOTES -- 1.4%

     5,500,000  U.S. Treasury Note .....................................      1.25%        12/31/18         5,467,129
    15,000,000  U.S. Treasury Note .....................................      1.13%        01/31/19        14,879,590
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT NOTES..........................................................      20,346,719
                (Cost $20,360,476)                                                                     --------------

MORTGAGE-BACKED SECURITIES -- 0.4%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                RBSSP Resecuritization Trust
       171,199       Series 2009-12, Class 20A1 (b) (c).................      3.32%        12/25/35           173,729
                Wells Fargo Mortgage Loan Trust
       241,343       Series 2010-RR1, Class 1A1 (b) (c).................      3.46%        02/27/37           243,231
                                                                                                       --------------
                                                                                                              416,960
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.4%
                CFCRE Commercial Mortgage Trust
$        1,408       Series 2011-C2, Class A2...........................      3.06%        12/15/47    $        1,407
                Commercial Mortgage Trust
     5,867,314       Series 2012-CR4, Class A2..........................      1.80%        10/15/45         5,817,972
                WFRBS Commercial Mortgage Trust
        19,396       Series 2014-C20, Class A1..........................      1.28%        05/15/47            19,356
                                                                                                       --------------
                                                                                                            5,838,735
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................       6,255,695
                (Cost $6,301,193)                                                                      --------------

CERTIFICATES OF DEPOSIT -- 0.4%

                BANKS -- 0.4%
     5,000,000  Intesa Sanpaolo SpA/New York NY,
                   3 Mo. LIBOR + 0.63% (a)..............................      2.35%        07/17/19         5,001,770
                                                                                                       --------------
                TOTAL CERTIFICATES OF DEPOSIT........................................................       5,001,770
                (Cost $5,000,000)                                                                      --------------

MUNICIPAL BONDS -- 0.3%

                INDIANA -- 0.3%
     4,000,000  Whiting IN Envir Facs Rev Variable BP Prods North
                   America, Inc. Proj, AMT, MUNIPSA + 0.75% (a).........      1.91%        12/01/44         4,009,080
                                                                                                       --------------
                TOTAL MUNICIPAL BONDS................................................................       4,009,080
                (Cost $3,980,666)                                                                      --------------

U.S. TREASURY BILLS -- 0.9%

    13,000,000  U.S. Treasury Bill .....................................       (d)         07/26/18        12,898,633
                (Cost $12,899,157)                                                                     --------------

                TOTAL INVESTMENTS -- 100.3%..........................................................   1,423,378,232
                (Cost $1,422,369,681) (e)
                NET OTHER ASSETS AND LIABILITIES -- (0.3)%...........................................      (4,010,229)
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $1,419,368,003
                                                                                                       ==============

-----------------------------

(a)   Floating or variable rate security.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $194,693,107 or 13.7% of net assets.

(c) Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Zero coupon security.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,889,523 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $880,972. The net unrealized appreciation was $1,008,551.


                        See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2018 (UNAUDITED)


AMT     - Alternative Minimum Tax

LIBOR   - London Interbank Offered Rate

MUNIPSA - SIFMA Municipal Swap Index

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2018         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Corporate Bonds*...........................  $  562,452,202   $         --   $  562,452,202   $           --
Commercial Paper*..........................     475,427,522             --      475,427,522               --
Foreign Corporate Bonds*...................     239,820,752             --      239,820,752               --
Asset-Backed Securities....................      60,436,132             --       60,436,132               --
U.S. Government Agency Mortgage-Backed
   Securities..............................      36,729,727             --       36,729,727               --
U.S. Government Notes......................      20,346,719             --       20,346,719               --
Mortgage-Backed Securities.................       6,255,695             --        6,255,695               --
Certificates of Deposit*...................       5,001,770             --        5,001,770               --
Municipal Bonds**..........................       4,009,080             --        4,009,080               --
U.S. Treasury Bills........................      12,898,633             --       12,898,633               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $1,423,378,232   $         --   $1,423,378,232   $           --
                                             ==============   ============   ==============   ==============

*  See Portfolio of Investments for industry breakout.
** See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), which trades under the ticker "FTSM" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2018 (UNAUDITED)

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;


            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management (for corporate debt only);

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);

           12) the borrower's/issuer's competitive position within the industry;

           13) the borrowers's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active markis a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2018 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 51.3%

                CAPITAL MARKETS -- 51.3%
       286,047  First Trust Emerging Markets Local Currency Bond ETF (a).............................  $   12,528,859
       216,846  First Trust Institutional Preferred Securities and Income ETF (a) ...................       4,367,278
         1,000  First Trust Low Duration Opportunities ETF (a).......................................          51,480
       655,842  First Trust Preferred Securities and Income ETF (a)..................................      12,985,672
       306,863  First Trust Tactical High Yield ETF (a)..............................................      14,867,512
         2,000  iShares 20+ Year Treasury Bond ETF ..................................................         245,460
         1,034  iShares 7-10 Year Treasury Bond ETF .................................................         106,812
        44,389  iShares J.P. Morgan USD Emerging Markets Bond ETF ...................................       5,120,715
        10,200  iShares MBS ETF .....................................................................       1,074,672
                                                                                                       --------------
                TOTAL EXCHANGE-TRADED FUNDS..........................................................      51,348,460
                (Cost $50,348,125)                                                                     --------------

COMMON STOCKS -- 28.0%

                BANKS -- 3.6%
        12,666  City Holding Co. ....................................................................         871,421
        18,858  Community Trust Bancorp, Inc. .......................................................         891,983
        28,690  Trustmark Corp. .....................................................................         912,055
        15,823  Westamerica Bancorporation ..........................................................         939,411
                                                                                                       --------------
                                                                                                            3,614,870
                                                                                                       --------------

                BIOTECHNOLOGY -- 1.0%
         5,557  Amgen, Inc. .........................................................................       1,033,880
                                                                                                       --------------

                CAPITAL MARKETS -- 0.9%
        24,598  Federated Investors, Inc., Class B ..................................................         853,059
                                                                                                       --------------

                CONTAINERS & PACKAGING -- 1.0%
        18,535  Sonoco Products Co. .................................................................       1,006,636
                                                                                                       --------------

                ELECTRIC UTILITIES -- 3.9%
         9,749  ALLETE, Inc. ........................................................................         706,218
         2,928  Alliant Energy Corp. ................................................................         116,388
         2,124  American Electric Power Co., Inc. ...................................................         146,089
         1,467  Duke Energy Corp. ...................................................................         115,160
         3,988  Emera, Inc. (CAD) ...................................................................         147,524
        17,299  Eversource Energy ...................................................................       1,091,393
         4,930  Exelon Corp. ........................................................................         189,854
         3,109  Fortis, Inc. (CAD) ..................................................................         109,851
         4,202  Hydro One Ltd. (CAD) (b).............................................................          75,875
         8,584  IDACORP, Inc. .......................................................................         740,628
         1,981  NextEra Energy, Inc. ................................................................         313,830
         1,213  PPL Corp. ...........................................................................          38,658
         3,226  Southern (The) Co. ..................................................................         145,525
                                                                                                       --------------
                                                                                                            3,936,993
                                                                                                       --------------

                ELECTRICAL EQUIPMENT -- 1.0%
        36,197  ABB Ltd., ADR .......................................................................       1,008,810
                                                                                                       --------------

                FOOD & STAPLES RETAILING -- 1.0%
        12,785  CVS Health Corp. ....................................................................       1,006,052
                                                                                                       --------------

                GAS UTILITIES -- 0.9%
           904  Atmos Energy Corp. ..................................................................          74,942
         1,920  New Jersey Resources Corp. ..........................................................          74,496


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2018 (UNAUDITED)

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                GAS UTILITIES (CONTINUED)
         8,023  Southwest Gas Holdings, Inc. ........................................................  $      590,332
         3,167  UGI Corp. ...........................................................................         144,954
                                                                                                       --------------
                                                                                                              884,724
                                                                                                       --------------

                HOTELS, RESTAURANTS & LEISURE -- 2.0%
         6,009  Cracker Barrel Old Country Store, Inc. ..............................................       1,060,468
         5,753  McDonald's Corp. ....................................................................         984,568
                                                                                                       --------------
                                                                                                            2,045,036
                                                                                                       --------------

                HOUSEHOLD PRODUCTS -- 1.0%
        10,985  Procter & Gamble (The) Co. ..........................................................         948,445
                                                                                                       --------------

                INSURANCE -- 1.1%
        15,776  Arthur J. Gallagher & Co. ...........................................................       1,077,816
                                                                                                       --------------

                IT SERVICES -- 1.0%
        14,587  Paychex, Inc. .......................................................................         995,563
                                                                                                       --------------

                MULTILINE RETAIL -- 1.2%
        18,464  Kohl's Corp.  .......................................................................       1,195,914
                                                                                                       --------------

                MULTI-UTILITIES -- 3.4%
        11,158  Consolidated Edison, Inc. ...........................................................         896,657
         5,105  National Grid PLC, ADR ..............................................................         294,456
         4,541  Public Service Enterprise Group, Inc. ...............................................         235,542
         1,387  Sempra Energy .......................................................................         148,437
        14,683  Vectren Corp.  ......................................................................         890,230
        15,291  WEC Energy Group, Inc. ..............................................................         983,211
                                                                                                       --------------
                                                                                                            3,448,533
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS -- 2.1%
        12,400  Enbridge Income Fund Holdings, Inc. (CAD) ...........................................         282,176
         3,695  Enbridge, Inc. ......................................................................         135,348
         7,209  Inter Pipeline Ltd. (CAD) ...........................................................         138,202
        27,849  Kinder Morgan, Inc. .................................................................         500,725
         7,444  ONEOK, Inc. .........................................................................         438,154
        12,180  TransCanada Corp. ...................................................................         560,766
                                                                                                       --------------
                                                                                                            2,055,371
                                                                                                       --------------

                THRIFTS & MORTGAGE FINANCE -- 0.9%
       102,806  TrustCo Bank Corp. ..................................................................         884,132
                                                                                                       --------------

                TOBACCO -- 1.0%
         9,592  Philip Morris International, Inc. ...................................................       1,028,550
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS -- 1.0%
        18,244  Fastenal Co. ........................................................................       1,002,690
                                                                                                       --------------
                TOTAL COMMON STOCKS..................................................................      28,027,074
                (Cost $26,738,831)                                                                     --------------


    UNITS                                            DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 10.1%

                CHEMICALS -- 0.2%
         9,007  Westlake Chemical Partners, L.P.  ...................................................         217,969
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2018 (UNAUDITED)

    UNITS                                            DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

                GAS UTILITIES -- 0.5%
         7,874  AmeriGas Partners, L.P. .............................................................  $      371,968
         4,255  Suburban Propane Partners, L.P.  ....................................................         108,290
                                                                                                       --------------
                                                                                                              480,258
                                                                                                       --------------

                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.6%
        12,665  NextEra Energy Partners, L.P. (c)....................................................
                                                                                                              568,785
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS -- 8.8%
         6,761  Alliance Resource Partners, L.P.  ...................................................         138,601
         7,032  BP Midstream Partners, L.P. .........................................................         146,547
         2,887  Buckeye Partners, L.P. ..............................................................         155,667
        52,792  Enbridge Energy Partners, L.P.  .....................................................         763,372
        54,260  Enterprise Products Partners, L.P.   ................................................       1,498,660
         8,994  EQT Midstream Partners, L.P. ........................................................         669,064
        22,359  Holly Energy Partners, L.P.  ........................................................         701,849
        11,358  Magellan Midstream Partners, L.P.   .................................................         810,848
        11,180  Phillips 66 Partners, L.P. ..........................................................         588,515
        18,614  Plains All American Pipeline, L.P. ..................................................         390,336
        17,362  Shell Midstream Partners, L.P. ......................................................         497,074
        18,027  Spectra Energy Partners, L.P. .......................................................         770,474
        16,725  TC PipeLines, L.P.   ................................................................         913,854
         1,885  TransMontaigne Partners, L.P. .......................................................          74,608
         3,306  Valero Energy Partners, L.P.  .......................................................         148,373
        14,545  Williams Partners, L.P. .............................................................         609,436
                                                                                                       --------------
                                                                                                            8,877,278
                                                                                                       --------------
                TOTAL MASTER LIMITED PARTNERSHIPS....................................................      10,144,290
                (Cost $9,477,528)                                                                      --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 8.1%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.2%
                Federal Home Loan Mortgage Corporation
$       16,518       Series 1998-192, Class IO, IO, STRIPS .............      6.50%        02/01/28             3,126
       102,478       Series 2003-2564, Class PK.........................      4.00%        06/15/32           105,193
        25,386       Series 2003-2637, Class Z..........................      3.38%        06/15/18            25,400
       125,000       Series 2003-2669, Class LL.........................      5.50%        08/15/33           136,186
         6,607       Series 2004-2776, Class QP.........................      4.00%        01/15/34             6,642
         1,081       Series 2004-2844, Class BC.........................      5.00%        08/15/19             1,084
        10,109       Series 2004-2877, Class JO, PO ....................       (d)         03/15/19            10,030
       215,563       Series 2005-2953, Class LZ.........................      6.00%        03/15/35           258,183
       136,163       Series 2006-3114, Class GI, IO,
                        1 Mo. LIBOR x -1 + 6.60% (e)....................      5.04%        02/15/36            25,370
         9,704       Series 2006-3200, Class PO, PO.....................       (d)         08/15/36             8,403
        13,566       Series 2007-3373, Class TO, PO ....................       (d)         04/15/37            12,272
        82,912       Series 2007-3382, Class CE.........................      6.00%        11/15/37            89,233
        75,324       Series 2009-3589, Class ZW.........................      4.50%        10/15/39            78,875
       129,000       Series 2010-3626, Class ME.........................      5.00%        01/15/40           142,399
         2,702       Series 2011-3795, Class CA.........................      4.50%        05/15/39             2,712
        56,621       Series 2011-3816, Class D..........................      3.50%        08/15/28            56,954
       158,574       Series 2011-3817, Class MA.........................      4.50%        10/15/37           162,484


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       21,214       Series 2011-3917, Class AI, IO.....................      4.50%        07/15/26    $        1,975
        51,371       Series 2012-4101, Class QN.........................      3.50%        09/15/42            52,134
     1,970,242       Series 2016-4619, Class IB, IO.....................      4.00%        12/15/47           268,062
                Federal National Mortgage Association
         7,296       Series 1992-205, Class Z...........................      7.00%        11/25/22             7,747
        33,249       Series 1993-176, Class E, PO ......................       (d)         08/25/23            31,543
        28,747       Series 1993-247, Class 2, IO, STRIPS...............      7.50%        10/25/23             3,871
        78,063       Series 1997-22, Class PC...........................      4.50%        03/18/27            81,233
       140,318       Series 2001-82, Class ZA...........................      6.50%        01/25/32           154,045
        27,954       Series 2002-1, Class HC............................      6.50%        02/25/22            29,437
       131,511       Series 2003-74, Class PV...........................      5.00%        08/25/33           138,965
         2,151       Series 2003-97, Class CA...........................      5.00%        10/25/18             2,156
       108,662       Series 2003-339, Class 12, IO, STRIPS..............      6.00%        06/25/33            25,024
        17,970       Series 2003-W2, Class 1A1..........................      6.50%        07/25/42            20,451
        74,960       Series 2004-T2, Class 1PO, PO......................       (d)         11/25/43            68,249
        44,519       Series 2005-45, Class SR, IO,
                        1 Mo. LIBOR x -1 + 6.72% (e)....................      5.16%        06/25/35             6,639
        12,973       Series 2006-125, Class FA,
                        1 Mo. LIBOR + 0.28% (f).........................      1.84%        01/25/37            12,906
        62,594       Series 2007-32, Class KT...........................      5.50%        04/25/37            69,444
        13,665       Series 2007-42, Class AO, PO ......................       (d)         05/25/37            12,483
        45,600       Series 2008-24, Class WH...........................      6.00%        02/25/38            57,189
        13,846       Series 2008-44, Class PO, PO ......................       (d)         05/25/38            11,380
        46,512       Series 2010-9, Class EA............................      3.50%        01/25/24            46,650
         3,286       Series 2010-83, Class AK...........................      3.00%        11/25/18             3,286
       257,520       Series 2011-30, Class MD...........................      4.00%        02/25/39           262,499
       114,059       Series 2012-409, Class C17, IO, STRIPS.............      4.00%        11/25/41            23,697
       112,463       Series 2015-14, Class IK, IO.......................      0.75%        03/25/45            13,141
       159,368       Series 2015-72, Class PC...........................      3.00%        10/25/43           160,310
                Government National Mortgage Association
        55,232       Series 1999-30, Class S, IO,
                        1 Mo. LIBOR x -1 + 8.60% (e)....................      7.04%        08/16/29               779
        44,588       Series 2003-7, Class TA............................      4.50%        11/16/32            46,164
        31,660       Series 2003-52, Class AP, PO ......................       (d)         06/16/33            27,251
        90,369       Series 2003-110, Class HC..........................      5.00%        12/20/33            98,937
        54,000       Series 2004-47, Class PD...........................      6.00%        06/16/34            60,323
        96,730       Series 2004-109, Class BC..........................      5.00%        11/20/33            99,489
        19,647       Series 2005-17, Class AD...........................      5.00%        02/20/35            20,616
            60       Series 2005-91, Class PC...........................      5.50%        01/20/35                60
       386,264       Series 2006-17, Class TW...........................      6.00%        04/20/36           439,372
       240,000       Series 2008-2, Class GC............................      4.75%        01/16/38           256,014
        76,872       Series 2009-96, Class ZG...........................      5.50%        10/16/39            88,138
        10,000       Series 2010-84, Class YB...........................      4.00%        07/20/40            10,237
       133,208       Series 2010-111, Class JA..........................      2.50%        09/16/40           133,277
        39,456       Series 2011-21, Class QH...........................      4.50%        10/16/37            39,966
        66,898       Series 2011-29, Class JA...........................      4.50%        04/20/40            67,431
        22,124       Series 2011-30, Class BK...........................      2.50%        01/20/39            22,150
        42,252       Series 2012-34, Class SD, IO,
                        1 Mo. LIBOR x -1 + 6.05% (e)....................      4.49%        03/16/42             7,245
        47,088       Series 2013-20, Class KI, IO.......................      5.00%        01/20/43             9,575
        19,061       Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (f)..      5.91%        08/20/39            19,393


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                Government National Mortgage Association (Continued)
$       57,118       Series 2013-67, Class PI, IO.......................      4.00%        12/16/42    $        8,627
                NCUA Guaranteed Notes Trust
        38,094       Series 2010-R3, Class 1A, 1 Mo. LIBOR + 0.56% (f)..      2.12%        12/08/20            38,304
                                                                                                       --------------
                                                                                                            4,182,410
                                                                                                       --------------
                PASS-THROUGH SECURITIES -- 3.9%
                Federal Home Loan Mortgage Corporation
        80,740       Pool A47829........................................      4.00%        08/01/35            83,790
        92,130       Pool A80290........................................      5.00%        11/01/35           100,591
        67,987       Pool A94951........................................      4.00%        11/01/40            71,074
        35,481       Pool A95134........................................      4.50%        11/01/40            37,799
        38,752       Pool A97601........................................      4.50%        03/01/41            41,508
        25,950       Pool B13731........................................      5.00%        05/01/19            26,376
        18,400       Pool G03523........................................      6.00%        11/01/37            20,625
        46,479       Pool G06501........................................      4.00%        04/01/41            48,463
        69,065       Pool G07286........................................      6.50%        09/01/39            79,127
        24,813       Pool G11805........................................      5.50%        12/01/19            25,127
        13,474       Pool G11973........................................      5.50%        02/01/21            13,872
        63,767       Pool G13124........................................      6.00%        12/01/22            67,340
        59,803       Pool G13465........................................      6.00%        01/01/24            62,562
        46,490       Pool G13790........................................      4.50%        04/01/25            48,523
        49,290       Pool G13844........................................      4.50%        07/01/25            51,462
        44,438       Pool G14184........................................      5.00%        07/01/25            46,484
        65,911       Pool G15725........................................      4.50%        09/01/26            68,652
        36,596       Pool G18072........................................      4.50%        09/01/20            37,025
       292,921       Pool G60762........................................      5.00%        07/01/41           317,765
        14,459       Pool O20138........................................      5.00%        11/01/30            15,571
        42,135       Pool Q05201........................................      4.00%        12/01/41            43,934
       181,906       Pool U90316........................................      4.00%        10/01/42           189,727
                Federal National Mortgage Association
       113,521       Pool 724888........................................      5.50%        06/01/33           122,065
         7,937       Pool 725098........................................      5.50%        12/01/18             7,968
        24,475       Pool 725704........................................      6.00%        08/01/34            27,704
        53,938       Pool 879398........................................      5.50%        02/01/21            55,767
        40,399       Pool 888112........................................      6.50%        12/01/36            45,136
        27,143       Pool 889780........................................      5.50%        03/01/23            28,449
        21,312       Pool 890206........................................      5.50%        10/01/21            21,756
        79,705       Pool 897936........................................      5.50%        08/01/21            82,441
        32,763       Pool 923171........................................      7.50%        03/01/37            36,768
        58,706       Pool 977130........................................      5.50%        08/01/23            61,609
        43,027       Pool 983629........................................      4.50%        05/01/23            44,521
        54,574       Pool 995400........................................      7.00%        06/01/23            57,603
       109,003       Pool 995700........................................      6.50%        03/01/27           120,838
        37,096       Pool AB2265........................................      4.00%        02/01/41            38,822
        64,599       Pool AH1568........................................      4.50%        12/01/40            68,849
        11,873       Pool AI1191........................................      4.50%        04/01/41            12,762
        41,336       Pool AI7800........................................      4.50%        07/01/41            44,168
        30,968       Pool AJ5299........................................      4.00%        11/01/41            32,398
        58,923       Pool AJ5300........................................      4.00%        11/01/41            61,487
        45,413       Pool AK3103........................................      4.00%        02/01/42            47,322


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      110,373       Pool AL1024........................................      4.50%        07/01/26    $      115,002
        52,360       Pool AL3484........................................      4.50%        10/01/42            55,803
        53,727       Pool AL6304........................................      5.50%        09/01/25            55,808
       106,868       Pool AL6889........................................      4.50%        02/01/45           114,181
       139,360       Pool AL7306........................................      4.50%        09/01/42           148,473
        24,439       Pool AO4133........................................      3.50%        06/01/42            24,823
       289,785       Pool AP2109........................................      4.00%        08/01/32           302,458
        18,159       Pool AP4795........................................      3.50%        09/01/42            18,444
        17,984       Pool AT2887........................................      3.50%        04/01/43            18,248
        23,824       Pool AU3741........................................      3.50%        08/01/43            24,173
        66,702       Pool AU4726........................................      4.00%        09/01/43            69,519
       171,813       Pool MA1373........................................      3.50%        03/01/43           174,059
                Government National Mortgage Association
        23,441       Pool 3500..........................................      5.50%        01/20/34            25,716
        13,199       Pool 3513..........................................      5.00%        02/20/34            14,198
        26,716       Pool 3555..........................................      5.00%        05/20/34            28,743
        78,853       Pool 3975..........................................      5.50%        04/20/37            85,343
        32,409       Pool 4230..........................................      6.00%        09/20/23            34,394
        39,980       Pool 609116........................................      4.50%        02/15/44            42,970
        30,444       Pool MA2293........................................      3.50%        10/20/44            30,718
                                                                                                       --------------
                                                                                                            3,898,903
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................       8,081,313
                (Cost $8,164,069)                                                                      --------------


    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%

                EQUITY REAL ESTATE INVESTMENT TRUSTS -- 1.8%
        21,070  LTC Properties, Inc. ................................................................         863,449
        18,198  Realty Income Corp. .................................................................         967,951
                                                                                                       --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS..................................................       1,831,400
                (Cost $1,971,212)                                                                      --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 0.1%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                ABN AMRO Mortgage Corp.
$        1,362       Series 2003-6, Class 2A2...........................      4.50%        05/25/18             1,365
                BCAP LLC Trust
        23,121       Series 2011-R11, Class 30A5 (g) (h)................      3.49%        01/26/34            22,752
                CHL Mortgage Pass-Through Trust
         5,404       Series 2004-J8, Class 1A2..........................      4.75%        11/25/19             5,452
                JP Morgan Resecuritization Trust
           310       Series 2009-7, Class 5A1 (g).......................      6.00%        02/27/37               309
                MASTR Asset Securitization Trust
         3,243       Series 2003-11, Class 3A1..........................      4.50%        12/25/18             3,250


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Residential Accredit Loans, Inc.
$        2,658       Series 2003-QS5, Class A2,
                        1 Mo. LIBOR x -1.83 + 14.76% (e)................     11.90%        03/25/18    $        2,682
        26,637       Series 2003-QS14, Class A1.........................      5.00%        07/25/18            26,423
         5,076       Series 2003-QS20, Class CB.........................      5.00%        11/25/18             5,105
                Residential Asset Securitization Trust
        12,557       Series 2003-A14, Class A1..........................      4.75%        02/25/19            12,094
                Structured Asset Securities Corp.
        17,487       Series 2003-37A, Class 3A7 (h).....................      3.45%        12/25/33            17,395
                Wells Fargo Alternative Loan Trust
           231       Series 2007-PA5, Class 2A1.........................      6.00%        11/25/22               233
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................          97,060
                (Cost $96,850)                                                                         --------------

ASSET-BACKED SECURITIES -- 0.1%

                Ameriquest Mortgage Securities, Inc.
         3,307       Series 2004-R6, Class A1, 1 Mo. LIBOR + 0.42% (f)..      1.98%        07/25/34             3,313
                Bear Stearns Asset Backed Securities I Trust
        21,082       Series 2004-BO1, Class M4,
                        1 Mo. LIBOR + 1.20% (f).........................      3.36%        10/25/34            21,225
                First Alliance Mortgage Loan Trust
        38,573       Series 1999-1, Class A1............................      7.18%        06/20/30            38,770
                Lehman XS Trust
         8,446       Series 2005-2, Class 1A2, 1 Mo. LIBOR + 0.70% (f)..      2.26%        08/25/35             8,326
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................          71,634
                (Cost $70,706)                                                                         --------------

                TOTAL INVESTMENTS -- 99.5%...........................................................      99,601,231
                (Cost $96,867,321) (i)
                NET OTHER ASSETS AND LIABILITIES -- 0.5%.............................................         551,000
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $  100,152,231
                                                                                                       ==============


FUTURES CONTRACTS AT JANUARY 31, 2018 (see Note 2D - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION
                                                   NUMBER OF          EXPIRATION           NOTIONAL       (DEPRECIATION)/
     FUTURES CONTRACTS           POSITIONS         CONTRACTS             DATE               VALUE             VALUE
----------------------------   -------------   -----------------   -----------------   ----------------   -------------
U.S. 10-Year Treasury Notes        Long                6               Mar-2018        $        729,469   $     (15,869)
U.S. Treasury Long Bond            Long                2               Mar-2018                 295,625          (9,759)
                                                                                       ----------------   -------------
                                                                                       $      1,025,094   $     (25,628)
                                                                                       ================   =============


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

(a)   Investment in an affiliated fund.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) NextEra Energy Partners, L.P. is taxed as a "C" corporation for federal income tax purposes.

(d)   Zero coupon security.

(e)   Inverse floating rate instrument.

(f)   Floating or variable rate security.

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $23,061 or 0.0% of net assets.

(h) Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(i) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,717,691 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,009,409. The net unrealized appreciation was $2,708,282. The amounts presented are inclusive of derivative contracts.

ADR   American Depositary Receipt

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR London Interbank Offered Rate

PO    Principal-Only Security

STRIPS Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:
CAD      Canadian Dollar


                        See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                               ASSETS TABLE

                                                                                 LEVEL 2         LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                1/31/2018        PRICES          INPUTS          INPUTS
                                              -------------   -------------   -------------   -------------
Exchange-Traded Funds*.....................   $  51,348,460   $  51,348,460   $          --   $          --
Common Stocks*.............................      28,027,074      28,027,074              --              --
Master Limited Partnerships*...............      10,144,290      10,144,290              --              --
U.S. Government Agency Mortgage-Backed
   Securities..............................       8,081,313              --       8,081,313              --
Real Estate Investment Trusts*.............       1,831,400       1,831,400              --              --
Mortgage-Backed Securities.................          97,060              --          97,060              --
Asset-Backed Securities....................          71,634              --          71,634              --
                                              -------------   -------------   -------------   -------------
Total Investments..........................   $  99,601,231   $  91,351,224   $   8,250,007   $          --
                                              =============   =============   =============   =============

                                             LIABILITIES TABLE

                                                                                 LEVEL 2         LEVEL 3
                                                  TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                1/31/2018        PRICES          INPUTS          INPUTS
                                              -------------   -------------   -------------   -------------
Futures Contracts..........................   $     (25,628)  $     (25,628)  $          --   $          --
                                              =============   =============   =============   =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Common stocks, preferred stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2018 (UNAUDITED)

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2018 (UNAUDITED)

           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

           11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);

           12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           13)    other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or third-party pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2018, is included with the Fund's Portfolio of Investments.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2018 (UNAUDITED)

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. As of January 31, 2018, the Fund had no open forward foreign currency contracts.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, and exchange-listed stock index options.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2018 (UNAUDITED)

perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option. As of January 31, 2018, the Fund had no open options contracts.

F. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

G. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

H. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2018 (UNAUDITED)

I. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

J. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments for the fiscal year-to-date period (November 1, 2017 through January 31, 2018) are as follows:

                                                                                        CHANGES IN
                                                                                        UNREALIZED    REALIZED
                                  SHARES AT    VALUE AT                                APPRECIATION     GAIN      VALUE AT
         SECURITY NAME            1/31/2018   10/31/2017    PURCHASES       SALES     (DEPRECIATION)   (LOSS)     1/31/2018
--------------------------------  ----------  -----------  ------------  ------------  -------------  --------  -------------
First Trust Emerging Markets
  Local Currency Bond ETF            286,047  $ 7,919,105  $  4,095,725  $         --  $     514,029  $     --  $  12,528,859
First Trust Institutional
  Preferred Securities and
  Income ETF                         216,846           --     4,388,768            --        (21,490)       --      4,367,278
First Trust Low Duration
  Opportunities ETF                    1,000           --       335,040      (283,500)            40      (100)        51,480
First Trust Preferred
  Securities and Income ETF          655,842   15,261,539       399,419    (2,445,543)      (228,932)     (811)    12,985,672
First Trust Tactical High Yield
  ETF                                306,863   15,183,108       396,947      (576,586)      (135,709)     (248)    14,867,512
                                              -----------  ------------  ------------  -------------  --------  -------------
Total Investments in Affiliates               $38,363,752  $  9,615,899  $ (3,305,629) $     127,938  $ (1,159) $  44,800,801
                                              ===========  ============  ============  =============  ========  =============

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2017 through January 31, 2018), there were no forward foreign currency contracts opened or closed.

For the fiscal year-to-date period (November 1, 2017 through January 31, 2018), the notional value of futures contracts opened and closed were $1,369,101, and $1,625,047, respectively.

For the fiscal year-to-date period (November 1, 2017 through January 31, 2018), there were no options contracts opened or closed.

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 70.3%

                ASSET-BACKED SECURITIES -- 0.2%
                Fannie Mae Grantor Trust
$      479,655     Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.22% (a)....      1.77%        07/25/32    $      462,946
                Federal Home Loan Mortgage Corporation
     1,452,242     Series 1999-21, Class A, 1 Mo. LIBOR + 0.36% (a).....      1.92%        10/25/29         1,441,632
       101,999     Series 2006-72, Class A1, 1 Mo. LIBOR + 0.21% (a)....      1.76%        03/25/36           101,343
                                                                                                       --------------
                                                                                                            2,005,921
                                                                                                       --------------


                COLLATERALIZED MORTGAGE OBLIGATIONS -- 32.6%
                Federal Home Loan Mortgage Corporation
         1,143     Series 1989-74, Class F..............................      6.00%        10/15/20             1,168
             8     Series 1990-172, Class J.............................      7.00%        07/15/21                 8
            41     Series 1990-186, Class E.............................      6.00%        08/15/21                42
           135     Series 1990-188, Class H.............................      7.00%        09/15/21               139
        93,645     Series 1992-133, Class B, IO, STRIPS.................      8.50%        06/01/22            12,661
         2,938     Series 1992-205, Class A, 1 Mo. LIBOR + 0.45% (a)....      2.01%        05/15/23             2,949
       128,797     Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)..      2.39%        03/15/22           130,443
        31,859     Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)...      2.71%        04/15/23            32,523
        25,484     Series 1993-1552, Class I, 10 Yr. U.S. Treasury Yield
                     Curve - 0.65% (a)..................................      1.94%        08/15/23            25,419
         3,889     Series 1993-1577, Class PK...........................      6.50%        09/15/23             4,113
       218,357     Series 1993-1579, Class PM...........................      6.70%        09/15/23           235,811
       182,733     Series 1993-1630, Class PK...........................      6.00%        11/15/23           193,560
        18,475     Series 1993-1643, Class PK...........................      6.50%        12/15/23            19,579
       566,101     Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)...      3.06%        04/15/24           577,464
        22,761     Series 1998-2042, Class H, PO........................       (b)         03/15/28            20,841
         2,963     Series 1998-2089, Class PJ, IO.......................      7.00%        10/15/28               347
        15,532     Series 1998-2102, Class Z............................      6.00%        12/15/28            16,910
       763,502     Series 1999-201, Class PO, PO, STRIPS................       (b)         01/01/29           676,990
        97,397     Series 2000-2245, Class EA, PO.......................       (b)         08/15/30            91,884
         4,575     Series 2001-2365, Class LO, PO.......................       (b)         09/15/31             4,468
        78,166     Series 2002-48, Class 1A (c).........................      5.07%        07/25/33            83,257
       135,521     Series 2002-2405, Class BF...........................      7.00%        03/25/24           146,348
       150,747     Series 2002-2410, Class OG...........................      6.38%        02/15/32           179,566
       378,681     Series 2002-2425, Class PO, PO.......................       (b)         03/15/32           340,745
       215,537     Series 2002-2427, Class GE...........................      6.00%        03/15/32           241,925
       426,756     Series 2002-2437, Class SA, IO,
                     1 Mo. LIBOR x -1 + 7.90% (d).......................      6.34%        01/15/29            68,559
       112,933     Series 2002-2449, Class LO, PO.......................       (b)         05/15/32           102,660
        76,669     Series 2002-2499, Class PO, PO.......................       (b)         01/15/32            68,050
        22,405     Series 2003-58, Class 2A.............................      6.50%        09/25/43            25,233
       213,058     Series 2003-225, Class PO, PO, STRIPS................       (b)         11/15/33           165,187
        67,492     Series 2003-2557, Class HL...........................      5.30%        01/15/33            72,386
       244,959     Series 2003-2564, Class AC...........................      5.50%        02/15/33           270,763
       530,511     Series 2003-2574, Class PE...........................      5.50%        02/15/33           577,078
       328,297     Series 2003-2577, Class LI, IO.......................      5.50%        02/15/33            66,767
     1,652,000     Series 2003-2581, Class LL...........................      5.25%        03/15/33         1,785,503
            60     Series 2003-2586, Class ND...........................      4.50%        03/15/18                60
       907,227     Series 2003-2586, Class TG...........................      5.50%        03/15/23           953,463
       185,605     Series 2003-2597, Class AE...........................      5.50%        04/15/33           197,070
     1,590,000     Series 2003-2613, Class LL...........................      5.00%        05/15/33         1,720,175
       207,021     Series 2003-2626, Class ZW...........................      5.00%        06/15/33           224,395
       306,392     Series 2003-2626, Class ZX...........................      5.00%        06/15/33           333,873
        48,530     Series 2003-2649, Class KA...........................      4.50%        07/15/18            48,629


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$        3,745     Series 2003-2650, Class SO, PO.......................       (b)         12/15/32    $        3,701
       155,000     Series 2003-2669, Class LL...........................      5.50%        08/15/33           168,870
       589,609     Series 2003-2703, Class CB...........................      4.00%        11/15/18           592,551
       617,344     Series 2004-2771, Class NL...........................      6.00%        03/15/34           682,109
       116,747     Series 2004-2785, Class NC...........................      4.00%        04/15/19           117,580
       641,333     Series 2004-2793, Class PE...........................      5.00%        05/15/34           684,379
     1,553,755     Series 2004-2801, Class SE, IO,
                     1 Mo. LIBOR x -1 + 7.05% (d).......................      5.49%        07/15/32           299,245
       349,707     Series 2004-2835, Class QY, IO,
                     1 Mo. LIBOR x -1 + 7.90% (d).......................      6.34%        12/15/32            66,982
        41,334     Series 2004-2863, Class PO, PO.......................       (b)         10/15/31            38,945
       279,932     Series 2004-2890, Class ZA...........................      5.00%        11/15/34           301,466
       469,581     Series 2004-2891, Class ZA...........................      6.50%        11/15/34           637,686
       570,322     Series 2004-2907, Class DZ...........................      4.00%        12/15/34           573,299
     2,907,338     Series 2005-233, Class 12, IO, STRIPS................      5.00%        09/15/35           675,264
       798,154     Series 2005-234, Class IO, IO, STRIPS................      4.50%        10/01/35           154,463
     1,319,178     Series 2005-2923, Class PO, PO.......................       (b)         01/15/35         1,157,926
       192,496     Series 2005-2934, Class EC, PO.......................       (b)         02/15/20           188,981
       351,000     Series 2005-2973, Class GE...........................      5.50%        05/15/35           405,647
       737,278     Series 2005-2980, Class AO, PO.......................       (b)         11/15/34           617,519
       300,154     Series 2005-2990, Class GO, PO.......................       (b)         02/15/35           268,969
       161,945     Series 2005-3001, Class OK, PO.......................       (b)         02/15/35           139,097
        76,398     Series 2005-3027, Class AP, PO.......................       (b)         05/15/29            67,643
       261,075     Series 2005-3031, Class BI, IO,
                     1 Mo. LIBOR x -1 + 6.69% (d).......................      5.13%        08/15/35            47,671
        17,547     Series 2005-3074, Class ZH...........................      5.50%        11/15/35            21,931
       189,601     Series 2005-3077, Class TO, PO.......................       (b)         04/15/35           172,299
       119,768     Series 2006-237, Class PO, PO, STRIPS................       (b)         05/15/36           100,678
       697,382     Series 2006-238, Class 8, IO, STRIPS.................      5.00%        04/15/36           138,301
       579,692     Series 2006-243, Class 11, IO, STRIPS (e) ...........      7.24%        08/15/36           153,670
       259,390     Series 2006-3100, Class PO, PO.......................       (b)         01/15/36           227,457
       674,983     Series 2006-3114, Class GI, IO,
                     1 Mo. LIBOR x -1 + 6.60% (d).......................      5.04%        02/15/36           125,765
       220,665     Series 2006-3117, Class EO, PO.......................       (b)         02/15/36           190,154
        23,892     Series 2006-3117, Class OK, PO.......................       (b)         02/15/36            20,511
        28,853     Series 2006-3117, Class ZU...........................      6.00%        02/15/36            30,740
        35,616     Series 2006-3122, Class OH, PO.......................       (b)         03/15/36            31,847
        35,331     Series 2006-3122, Class OP, PO.......................       (b)         03/15/36            32,470
         8,121     Series 2006-3122, Class ZW...........................      6.00%        03/15/36             9,882
        96,965     Series 2006-3134, Class PO, PO.......................       (b)         03/15/36            85,638
       185,276     Series 2006-3138, Class PO, PO.......................       (b)         04/15/36           164,985
       270,791     Series 2006-3140, Class XO, PO.......................       (b)         03/15/36           243,255
        54,147     Series 2006-3150, Class DZ...........................      5.50%        05/15/36            59,024
        33,013     Series 2006-3150, Class PO, PO.......................       (b)         05/15/36            29,639
       416,859     Series 2006-3152, Class MO, PO.......................       (b)         03/15/36           359,555
     1,073,333     Series 2006-3153, Class EO, PO.......................       (b)         05/15/36           909,042
       128,937     Series 2006-3171, Class MO, PO.......................       (b)         06/15/36           117,520
        43,815     Series 2006-3178, Class BO, PO.......................       (b)         06/15/36            37,357
       100,811     Series 2006-3179, Class OA, PO.......................       (b)         07/15/36            88,422
        80,965     Series 2006-3181, Class LO, PO.......................       (b)         07/15/36            73,808
       447,318     Series 2006-3200, Class PO, PO.......................       (b)         08/15/36           387,318


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      123,874     Series 2006-3206, Class EO, PO.......................       (b)         08/15/36    $      112,066
     3,060,375     Series 2006-3210, Class SA, IO,
                     1 Mo. LIBOR x -1 + 6.60% (d).......................      5.04%        09/15/36           438,246
        81,666     Series 2006-3211, Class SO, PO.......................       (b)         09/15/36            70,706
        83,241     Series 2006-3217, Class CO, PO.......................       (b)         09/15/36            76,377
       823,319     Series 2006-3218, Class AO, PO.......................       (b)         09/15/36           645,914
       313,472     Series 2006-3219, Class AO, PO.......................       (b)         09/15/36           287,511
       664,935     Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)..      2.11%        04/15/32           674,022
       144,240     Series 2006-3225, Class EO, PO.......................       (b)         10/15/36           125,455
       215,297     Series 2006-3240, Class GO, PO.......................       (b)         11/15/36         1,502,535
       347,490     Series 2006-3242, Class CO, PO.......................       (b)         11/15/36           315,140
     1,502,535     Series 2006-3244, Class GO, PO.......................       (b)         11/15/36           215,297
       412,686     Series 2006-3244, Class QO, PO.......................       (b)         11/15/36           378,497
       304,232     Series 2006-3245, Class PO, PO.......................       (b)         11/15/36           280,326
       483,080     Series 2006-3256, Class PO, PO.......................       (b)         12/15/36           410,663
       265,335     Series 2007-3260, Class BO, PO.......................       (b)         01/15/37           241,114
       476,886     Series 2007-3261, Class OA, PO.......................       (b)         01/15/37           409,077
     2,180,286     Series 2007-3262, Class KS, IO,
                     1 Mo. LIBOR x -1 + 6.41% (d).......................      4.85%        01/15/37           255,717
       164,881     Series 2007-3267, Class ZB...........................      6.00%        01/15/37           183,921
        83,284     Series 2007-3274, Class B............................      6.00%        02/15/37            89,434
        59,199     Series 2007-3292, Class DO, PO.......................       (b)         03/15/37            54,107
       188,079     Series 2007-3296, Class OK, PO.......................       (b)         03/15/37           170,131
       436,050     Series 2007-3300, Class OC, PO.......................       (b)         04/15/37           371,417
     2,137,666     Series 2007-3300, Class XO, PO.......................       (b)         03/15/37         1,934,461
        26,584     Series 2007-3301, Class OY, PO.......................       (b)         04/15/37            24,382
        70,518     Series 2007-3305, Class PO, PO.......................       (b)         04/15/37            64,108
       104,999     Series 2007-3314, Class OW, PO.......................       (b)         05/15/37            91,994
       179,700     Series 2007-3317, Class CO, PO.......................       (b)         05/15/37           162,532
       540,329     Series 2007-3322, Class NF,
                     1 Mo. LIBOR x 2,566.67 - 16,683.33%, 0.00%
                     Floor (a)..........................................      0.00%        05/15/37           499,515
       224,562     Series 2007-3325, Class OB, PO.......................       (b)         06/15/37           203,435
        63,029     Series 2007-3326, Class KO, PO.......................       (b)         06/15/37            57,128
       425,065     Series 2007-3331, Class PO, PO.......................       (b)         06/15/37           379,460
        30,560     Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)..      1.86%        07/15/37            30,415
        14,625     Series 2007-3349, Class DP...........................      6.00%        09/15/36            14,720
        86,380     Series 2007-3349, Class MY...........................      5.50%        07/15/37            94,130
       375,973     Series 2007-3360, Class CB...........................      5.50%        08/15/37           404,915
       117,965     Series 2007-3369, Class BO, PO.......................       (b)         09/15/37           108,738
        50,497     Series 2007-3373, Class TO, PO.......................       (b)         04/15/37            45,680
       596,217     Series 2007-3376, Class OX, PO.......................       (b)         10/15/37           540,228
       207,681     Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)..      1.91%        11/15/36           205,579
        52,174     Series 2007-3383, Class OP, PO.......................       (b)         11/15/37            46,694
       951,498     Series 2007-3384, Class TO, PO.......................       (b)         11/15/37           868,666
     1,167,933     Series 2007-3391, Class PO...........................       (b)         04/15/37         1,063,314
     1,051,989     Series 2007-3393, Class JO, PO.......................       (b)         09/15/32           931,490
       193,362     Series 2007-3403, Class OB, PO.......................       (b)         12/15/37           173,805
       354,967     Series 2007-3403, Class PO, PO.......................       (b)         12/15/37           322,712
       898,508     Series 2008-3406, Class B............................      6.00%        01/15/38           938,986
       132,434     Series 2008-3413, Class B............................      5.50%        04/15/37           139,953
       682,409     Series 2008-3419, Class LO, PO.......................       (b)         07/15/37           598,925


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      456,063     Series 2008-3420, Class AZ...........................      5.50%        02/15/38    $      496,248
        43,918     Series 2008-3444, Class DO, PO.......................       (b)         01/15/37            37,977
       307,478     Series 2008-3448, Class SA, IO,
                     1 Mo. LIBOR x -1 + 6.05% (d).......................      4.49%        05/15/38            23,118
       266,122     Series 2008-3469, Class DO, PO.......................       (b)         07/15/38           233,304
       589,468     Series 2008-3469, Class EO, PO.......................       (b)         07/15/38           516,737
     5,789,506     Series 2009-3522, Class SE, IO,
                     1 Mo. LIBOR x -1 + 6.10% (d).......................      4.54%        04/15/39           840,646
        59,009     Series 2009-3523, Class SD,
                     1 Mo. LIBOR x -2.75 + 19.66% (d)...................     15.37%        06/15/36            75,223
       999,685     Series 2009-3542, Class ZP...........................      5.00%        06/15/39         1,123,440
       161,000     Series 2009-3550, Class LL...........................      4.50%        07/15/39           173,774
       456,570     Series 2009-3563, Class ZP...........................      5.00%        08/15/39           525,930
        27,302     Series 2009-3571, Class OC, PO.......................       (b)         05/15/37            23,612
       457,173     Series 2009-3571, Class SB, IO,
                     1 Mo. LIBOR x -1 + 6.10% (d).......................      4.54%        09/15/34            28,040
     5,862,812     Series 2009-3572, Class JS, IO,
                     1 Mo. LIBOR x -1 + 6.80% (d).......................      5.24%        09/15/39           662,940
        19,618     Series 2009-3585, Class QZ...........................      5.00%        08/15/39            23,134
     1,396,081     Series 2009-3591, Class PO, PO.......................       (b)         10/15/39         1,266,259
     2,267,865     Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (e)...      2.07%        03/15/36         2,273,058
       441,074     Series 2009-3606, Class BO, PO.......................       (b)         12/15/39           400,627
       457,897     Series 2009-3607, Class BO, PO.......................       (b)         04/15/36           396,861
       799,547     Series 2009-3607, Class OP, PO.......................       (b)         07/15/37           690,003
       206,292     Series 2009-3611, Class PO, PO.......................       (b)         07/15/34           177,747
       175,854     Series 2010-3621, Class BO, PO.......................       (b)         01/15/40           153,619
       197,905     Series 2010-3621, Class PO, PO.......................       (b)         01/15/40           170,788
       400,000     Series 2010-3622, Class PB...........................      5.00%        01/15/40           440,505
       300,544     Series 2010-3623, Class LO, PO.......................       (b)         01/15/40           265,710
       953,938     Series 2010-3632, Class BS,
                     1 Mo. LIBOR x -3.33 + 17.50% (d)...................     12.30%        02/15/40         1,160,416
     1,215,464     Series 2010-3632, Class PA...........................      4.50%        05/15/37         1,221,795
        85,550     Series 2010-3637, Class LJ...........................      3.50%        02/15/25            86,175
       107,000     Series 2010-3645, Class WD...........................      4.50%        02/15/40           113,306
       141,942     Series 2010-3664, Class BA...........................      4.00%        03/15/38           142,976
       661,000     Series 2010-3667, Class PL...........................      5.00%        05/15/40           705,273
       240,242     Series 2010-3687, Class HB...........................      2.50%        07/15/38           240,113
     1,384,923     Series 2010-3688, Class HI, IO.......................      5.00%        11/15/21            61,836
       159,903     Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)..      2.16%        07/15/40           161,537
        36,536     Series 2010-3699, Class QI, IO.......................      5.50%        02/15/39               711
       400,000     Series 2010-3714, Class PB...........................      4.75%        08/15/40           440,158
         9,188     Series 2010-3716, Class PC...........................      2.50%        04/15/38             9,249
     2,389,077     Series 2010-3722, Class AI, IO.......................      3.50%        09/15/20            85,344
     8,060,461     Series 2010-3726, Class BI, IO.......................      6.00%        07/15/30           557,882
     2,976,421     Series 2010-3726, Class ND...........................      3.50%        06/15/39         2,997,062
       235,379     Series 2010-3735, Class JI, IO.......................      4.50%        10/15/30            35,676
       190,039     Series 2010-3739, Class MB...........................      4.00%        06/15/37           194,102
       411,140     Series 2010-3740, Class SC, IO,
                     1 Mo. LIBOR x -1 + 6.00% (d).......................      4.44%        10/15/40            50,550
       362,851     Series 2010-3741, Class PA...........................      2.15%        02/15/35           362,783
        19,109     Series 2010-3752, Class KF, 1 Mo. LIBOR + 0.50% (a)..      2.06%        12/15/37            19,172


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    2,602,256     Series 2010-3755, Class AI, IO.......................      3.50%        11/15/20    $       89,960
     1,970,228     Series 2010-3764, Class QA...........................      4.00%        10/15/29         2,015,602
        68,729     Series 2010-3770, Class GZ...........................      4.50%        10/15/40            77,067
       199,732     Series 2010-3773, Class PH...........................      2.50%        06/15/25           199,104
       219,715     Series 2010-3775, Class LD...........................      3.00%        12/15/20           221,341
       915,176     Series 2010-3775, Class LI, IO.......................      3.50%        12/15/20            32,739
       312,000     Series 2010-3780, Class AV...........................      4.00%        04/15/31           323,221
       113,774     Series 2011-3785, Class LS,
                     1 Mo. LIBOR x -2 + 9.90% (d).......................      6.78%        01/15/41           121,756
       560,913     Series 2011-3793, Class HA...........................      3.50%        02/15/25           564,697
       174,696     Series 2011-3795, Class ED...........................      3.00%        10/15/39           175,163
       600,000     Series 2011-3796, Class PB...........................      5.00%        01/15/41           672,016
       155,169     Series 2011-3804, Class DA...........................      3.50%        04/15/28           155,414
     1,245,543     Series 2011-3808, Class BQ...........................      5.50%        08/15/25         1,261,905
         6,119     Series 2011-3812, Class BE...........................      2.75%        09/15/18             6,120
       396,350     Series 2011-3816, Class D............................      3.50%        08/15/28           398,676
       519,717     Series 2011-3819, Class ZQ...........................      6.00%        04/15/36           570,839
         7,286     Series 2011-3820, Class DA...........................      4.00%        11/15/35             7,389
       865,005     Series 2011-3820, Class GZ...........................      5.00%        03/15/41           975,906
       300,000     Series 2011-3820, Class NC...........................      4.50%        03/15/41           323,191
        45,415     Series 2011-3824, Class FA, 1 Mo. LIBOR + 0.15% (a)..      1.71%        03/15/26            45,398
     1,099,914     Series 2011-3827, Class BM...........................      5.50%        08/15/39         1,148,444
       150,816     Series 2011-3828, Class SY,
                     1 Mo. LIBOR x -3 + 13.20% (d)......................      8.52%        02/15/41           172,616
       700,229     Series 2011-3841, Class JZ...........................      5.00%        04/15/41           767,859
        54,597     Series 2011-3842, Class BS,
                     1 Mo. LIBOR x -5 + 22.75% (d)......................     15.95%        04/15/41            79,929
       300,000     Series 2011-3844, Class PC...........................      5.00%        04/15/41           338,173
     1,213,342     Series 2011-3860, Class PZ...........................      5.00%        05/15/41         1,337,634
       256,383     Series 2011-3862, Class TO, PO.......................       (b)         05/15/41           220,432
        27,993     Series 2011-3864, Class FW, 1 Mo. LIBOR + 0.40% (a)..      1.96%        02/15/41            28,084
        95,793     Series 2011-3870, Class PE...........................      2.50%        07/15/40            95,689
       160,256     Series 2011-3876, Class CB...........................      2.75%        06/15/26           160,278
     1,131,146     Series 2011-3884, Class DL...........................      3.00%        02/15/25         1,139,946
       525,000     Series 2011-3890, Class ME...........................      5.00%        07/15/41           588,979
       265,000     Series 2011-3895, Class PW...........................      4.50%        07/15/41           288,833
       143,150     Series 2011-3901, Class CD...........................      2.00%        10/15/18           142,912
       107,200     Series 2011-3902, Class MA...........................      4.50%        07/15/39           108,731
     1,517,502     Series 2011-3925, Class ZD...........................      4.50%        09/15/41         1,660,270
     2,805,489     Series 2011-3926, Class SH, IO,
                     1 Mo. LIBOR x -1 + 6.55% (d).......................      4.99%        05/15/40           235,460
     1,787,333     Series 2011-3935, Class LI, IO.......................      3.00%        10/15/21            62,230
     3,469,044     Series 2011-3951, Class AO, PO.......................       (b)         03/15/32         3,112,088
       137,027     Series 2011-3954, Class JE...........................      5.00%        08/15/29           140,715
     5,115,694     Series 2011-3956, Class KI, IO.......................      3.00%        11/15/21           197,447
       798,200     Series 2011-3960, Class BU...........................      3.50%        02/15/30           815,818
     1,871,987     Series 2011-3968, Class AI, IO.......................      3.00%        12/15/21            72,607
     1,303,724     Series 2012-267, Class S5, IO, STRIPS,
                     1 Mo. LIBOR x -1 + 6.00% (d).......................      4.44%        08/15/42           244,414
       163,269     Series 2012-278, Class F1, STRIPS,
                     1 Mo. LIBOR + 0.45% (a)............................      2.01%        09/15/42           164,108


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    4,143,540     Series 2012-3994, Class AI, IO.......................      3.00%        02/15/22    $      160,216
     1,281,970     Series 2012-3999, Class WA (e).......................      5.46%        08/15/40         1,384,978
     1,678,000     Series 2012-4000, Class PY...........................      4.50%        02/15/42         1,854,385
        59,000     Series 2012-4012, Class GC...........................      3.50%        06/15/40            59,341
        39,704     Series 2012-4015, Class KB...........................      1.75%        05/15/41            34,736
     1,582,930     Series 2012-4021, Class IP, IO.......................      3.00%        03/15/27           131,765
       929,741     Series 2012-4026, Class GZ...........................      4.50%        04/15/42         1,022,935
     2,747,061     Series 2012-4030, Class IL, IO.......................      3.50%        04/15/27           280,175
       241,132     Series 2012-4038, Class CS,
                     1 Mo. LIBOR x -3 + 12.00% (d)......................      7.92%        04/15/42           246,089
     5,349,997     Series 2012-4054, Class AI, IO.......................      3.00%        04/15/27           438,303
        19,302     Series 2012-4076, Class QB...........................      1.75%        11/15/41            18,362
     4,743,099     Series 2012-4077, Class TS, IO,
                       1 Mo. LIBOR x -1 + 6.00% (d).....................      4.44%        05/15/41           610,303
       542,589     Series 2012-4090, Class YZ...........................      4.50%        08/15/42           592,372
        87,993     Series 2012-4097, Class ES, IO,
                     1 Mo. LIBOR x -1 + 6.10% (d).......................      4.54%        08/15/42            14,774
       747,000     Series 2012-4098, Class PE...........................      4.00%        08/15/42           788,008
       927,012     Series 2012-4103, Class HI, IO.......................      3.00%        09/15/27            80,639
        94,736     Series 2012-4116, Class AS, IO,
                     1 Mo. LIBOR x -1 + 6.15% (d).......................      4.60%        10/15/42            17,689
     4,328,344     Series 2012-4132, Class AI, IO.......................      4.00%        10/15/42           920,006
     1,141,192     Series 2012-4136, Class TU, IO,
                     1 Mo. LIBOR x -22.50 + 139.50%, 4.50% Cap (d)......      4.50%        08/15/42           224,265
     1,123,276     Series 2012-4145, Class YI, IO.......................      3.00%        12/15/27           106,186
       995,227     Series 2013-299, Class S1, IO, STRIPS,
                     1 Mo. LIBOR x -1 + 6.00% (d).......................      4.44%        01/15/43           180,146
     1,229,740     Series 2013-304, Class C37, IO, STRIPS...............      3.50%        12/15/27           100,427
     6,195,488     Series 2013-304, Class C40, IO, STRIPS...............      3.50%        09/15/26           435,659
       655,000     Series 2013-4176, Class HE...........................      4.00%        03/15/43           673,248
       702,650     Series 2013-4177, Class GL...........................      3.00%        03/15/33           675,623
       826,035     Series 2013-4193, Class PB...........................      4.00%        04/15/43           859,862
    28,349,742     Series 2013-4194, Class GI, IO.......................      4.00%        04/15/43         5,139,122
       500,000     Series 2013-4211, Class PB...........................      3.00%        05/15/43           463,733
     1,561,103     Series 2013-4213, Class MZ...........................      4.00%        06/15/43         1,588,820
       207,640     Series 2013-4235, Class AB...........................      2.00%        01/15/34           206,747
       705,960     Series 2013-4239, Class IO, IO.......................      3.50%        06/15/27            70,514
     1,450,000     Series 2013-4247, Class AY...........................      4.50%        09/15/43         1,577,860
       114,436     Series 2013-4261, Class GS,
                     1 Mo. LIBOR x -2.75 + 10.98% (d)...................      6.70%        01/15/41           106,936
     3,549,874     Series 2013-4265, Class IB, IO.......................      4.50%        12/15/24           274,081
       270,129     Series 2013-4270, Class AP...........................      2.50%        04/15/40           269,155
       685,702     Series 2014-326, Class S2, IO, STRIPS,
                     1 Mo. LIBOR x -1 + 5.95% (d).......................      4.39%        03/15/44           128,395
       243,517     Series 2014-4316, Class XZ...........................      4.50%        03/15/44           264,457
     4,486,196     Series 2014-4318, Class CI, IO.......................      4.00%        03/15/22           184,786
       951,675     Series 2014-4337, Class TV...........................      4.00%        10/15/45           967,732
       351,921     Series 2014-4352, Class ZX...........................      4.00%        04/15/44           366,258
    10,932,523     Series 2014-4387, Class IE, IO.......................      2.50%        11/15/28           846,667
    28,204,490     Series 2015-343, Class F4, STRIPS,
                     1 Mo. LIBOR + 0.35% (e)............................      1.92%        10/15/37        28,199,333


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    4,657,197     Series 2015-4487, Class CB...........................      3.50%        06/15/45    $    4,755,370
     1,480,866     Series 2015-4512, Class W (c) (e)....................      5.40%        05/15/38         1,590,645
       270,418     Series 2015-4520, Class AI, IO.......................      3.50%        10/15/35            51,117
       517,291     Series 2015-4522, Class JZ...........................      2.00%        01/15/45           476,779
       231,152     Series 2016-4546, Class PZ...........................      4.00%        12/15/45           232,502
       391,283     Series 2016-4546, Class ZT...........................      4.00%        01/15/46           388,789
       120,107     Series 2016-4568, Class MZ...........................      4.00%        04/15/46           118,383
     4,100,475     Series 2016-4591, Class GI, IO.......................      4.00%        12/15/44           793,493
       771,702     Series 2016-4600, Class WT...........................      3.50%        07/15/36           765,219
       217,033     Series 2016-4605, Class KS,
                     1 Mo. LIBOR x -1.57 + 4.71% (d)....................      2.57%        08/15/43           188,901
     2,276,608     Series 2016-4609, Class YI, IO.......................      4.00%        04/15/54           305,456
       725,030     Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)..      2.66%        11/15/37           737,639
     1,416,406     Series 2016-4615, Class GT,
                     1 Mo. LIBOR x -4 + 16.00%, 4.00% Cap (d)...........      4.00%        10/15/42         1,217,700
    46,971,961     Series 2016-4619, Class IB, IO.......................      4.00%        12/15/47         6,390,794
     1,173,000     Series 2017-4650, Class JH...........................      3.00%        01/15/47         1,049,785
       600,000     Series 2017-4681, Class JY...........................      2.50%        05/15/47           523,306
                Federal National Mortgage Association
        21,512     Series 1989-81, Class G..............................      9.00%        11/25/19            22,004
           156     Series 1990-11, Class G..............................      6.50%        02/25/20               159
         7,031     Series 1990-13, Class E..............................      9.00%        02/25/20             7,380
        40,621     Series 1990-79, Class J..............................      9.00%        07/25/20            42,165
        24,770     Series 1990-98, Class J..............................      9.00%        08/25/20            25,792
           906     Series 1990-108, Class G.............................      7.00%        09/25/20               939
         1,278     Series 1990-109, Class J.............................      7.00%        09/25/20             1,322
        14,477     Series 1990-112, Class G.............................      8.50%        09/25/20            14,919
        44,559     Series 1991-30, Class PN.............................      9.00%        10/25/21            46,287
           291     Series 1991-130, Class D, PO.........................       (b)         09/25/21               287
       366,993     Series 1992-38, Class GZ.............................      7.50%        07/25/22           395,227
            69     Series 1992-44, Class ZQ.............................      8.00%        07/25/22                68
        11,121     Series 1992-185, Class ZB............................      7.00%        10/25/22            11,758
       269,092     Series 1993-169, Class L.............................      6.50%        09/25/23           287,322
        88,880     Series 1993-171, Class SB,
                     10 Yr. U.S. Treasury Yield Curve x -2.17 +
                     21.99% (d).........................................     16.90%        09/25/23           112,517
         2,080     Series 1993-3, Class K...............................      7.00%        02/25/23             2,202
        22,929     Series 1993-39, Class Z..............................      7.50%        04/25/23            24,735
         2,855     Series 1993-46, Class FH,
                     7 Yr. U.S. Treasury Yield Curve - 0.20% (a)........      2.05%        04/25/23             2,818
        81,416     Series 1993-214, Class 2, IO, STRIPS.................      7.50%        03/25/23            10,367
       641,364     Series 1993-222, Class 2, IO, STRIPS.................      7.00%        06/25/23            81,123
        38,699     Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)...      2.16%        12/25/23            39,004
           451     Series 1994-24, Class H, PO..........................       (b)         11/25/23               427
       422,365     Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)....      3.06%        04/25/24           432,386
        85,694     Series 1996-51, Class AY, IO.........................      7.00%        12/18/26            16,706
       112,339     Series 1997-10, Class SA, IO,
                     1 Mo. LIBOR x -1 + 8.90% (d).......................      7.34%        03/18/27            18,176
        44,929     Series 1998-37, Class VZ.............................      6.00%        06/17/28            47,698
     1,145,490     Series 2000-45, Class SD, IO,
                     1 Mo. LIBOR x -1 + 7.95% (d).......................      6.39%        12/18/30           149,203


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$        8,228     Series 2001-8, Class SE, IO,
                     1 Mo. LIBOR x -1 + 8.60% (d).......................      7.04%        02/17/31    $          423
       307,353     Series 2001-34, Class SR, IO,
                     1 Mo. LIBOR x -1 + 8.10% (d).......................      6.54%        08/18/31            30,550
        67,646     Series 2001-37, Class PO, PO.........................       (b)         08/25/31            60,260
         4,728     Series 2001-42, Class SB,
                     1 Mo. LIBOR x -16 + 128.00%, 8.50% Cap (d).........      8.50%        09/25/31             5,589
        41,981     Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a).....      1.89%        09/18/31            42,163
       187,600     Series 2001-314, Class 1, PO, STRIPS.................       (b)         07/25/31           167,275
         4,578     Series 2002-22, Class G..............................      6.50%        04/25/32             5,090
       176,068     Series 2002-30, Class Z..............................      6.00%        05/25/32           197,171
       331,722     Series 2002-41, Class PO, PO.........................       (b)         07/25/32           280,747
        49,593     Series 2002-80, Class CZ.............................      4.50%        09/25/32            53,451
       180,606     Series 2002-320, Class 2, IO, STRIPS.................      7.00%        04/25/32            44,717
       182,472     Series 2002-323, Class 6, IO, STRIPS.................      6.00%        01/25/32            33,705
       497,172     Series 2002-324, Class 2, IO, STRIPS.................      6.50%        07/25/32           114,081
       204,247     Series 2002-329, Class 1, PO, STRIPS.................       (b)         01/25/33           182,244
        64,017     Series 2003-14, Class AT.............................      4.00%        03/25/33            64,856
        67,545     Series 2003-21, Class OA.............................      4.00%        03/25/33            69,017
       164,996     Series 2003-32, Class UI, IO.........................      6.00%        05/25/33            39,423
       458,270     Series 2003-45, Class JB.............................      5.50%        06/25/33           498,841
        49,843     Series 2003-46, Class BG.............................      5.00%        06/25/18            49,881
        92,024     Series 2003-52, Class NA.............................      4.00%        06/25/23            94,137
        70,686     Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)....      1.86%        11/25/27            71,071
     2,384,118     Series 2003-63, Class IP, IO.........................      6.00%        07/25/33           559,387
       355,000     Series 2003-71, Class NH.............................      4.29%        08/25/33           374,749
     2,195,578     Series 2003-75, Class GI, IO.........................      5.00%        08/25/23           173,941
       172,506     Series 2003-109, Class YB............................      6.00%        11/25/33           196,361
        15,466     Series 2003-119, Class ME............................      4.50%        04/25/33            15,513
       256,020     Series 2003-123, Class AY............................      4.00%        12/25/18           256,937
       636,200     Series 2003-343, Class 2, IO, STRIPS.................      4.50%        10/25/33           118,766
       101,388     Series 2003-348, Class 17, IO, STRIPS................      7.50%        12/25/33            23,528
       139,522     Series 2003-348, Class 18, IO, STRIPS (e)............      7.50%        12/25/33            32,599
       330,920     Series 2003-W1, Class 1A1 (c)........................      5.46%        12/25/42           349,519
       127,763     Series 2003-W3, Class 2A5............................      5.36%        06/25/42           138,082
       182,409     Series 2003-W6, Class 1A41...........................      5.40%        10/25/42           195,935
        30,721     Series 2003-W10, Class 1A4...........................      4.51%        06/25/43            31,439
       115,204     Series 2003-W12, Class 1A8...........................      4.55%        06/25/43           120,419
       208,539     Series 2004-10, Class ZB.............................      6.00%        02/25/34           237,109
     1,384,454     Series 2004-18, Class EZ.............................      6.00%        04/25/34         1,510,402
       356,961     Series 2004-25, Class LC.............................      5.50%        04/25/34           391,283
       304,647     Series 2004-25, Class UC.............................      5.50%        04/25/34           333,940
        34,025     Series 2004-28, Class ZH.............................      5.50%        05/25/34            42,622
        45,459     Series 2004-36, Class TA.............................      5.50%        08/25/33            46,500
        34,638     Series 2004-59, Class BG, PO.........................       (b)         12/25/32            29,992
       244,039     Series 2004-60, Class AC.............................      5.50%        04/25/34           272,551
           899     Series 2004-60, Class JB.............................      5.50%        04/25/34               897
       268,229     Series 2004-61, Class DO, PO.........................       (b)         05/25/33           237,436
       237,203     Series 2004-69, Class PO, PO.........................       (b)         05/25/33           218,035
         7,263     Series 2004-90, Class LH.............................      5.00%        04/25/34             7,301
     1,170,716     Series 2004-W4, Class A7.............................      5.50%        06/25/34         1,238,916


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       20,234     Series 2004-W9, Class 1A3............................      6.05%        02/25/44    $       22,146
     1,650,000     Series 2004-W10, Class A6............................      5.75%        08/25/34         1,829,356
     4,156,628     Series 2005-2, Class S, IO,
                     1 Mo. LIBOR x -1 + 6.60% (d).......................      5.04%        02/25/35           640,527
       823,637     Series 2005-2, Class TB, IO,
                     1 Mo. LIBOR x -1 + 5.90%, 0.40% Cap (d)............      0.40%        07/25/33            12,677
        47,428     Series 2005-29, Class ZT.............................      5.00%        04/25/35            54,954
       186,177     Series 2005-40, Class SA, IO,
                     1 Mo. LIBOR x -1 + 6.70% (d).......................      5.14%        05/25/35            27,123
        62,892     Series 2005-43, Class PB.............................      5.00%        02/25/34            63,655
        93,901     Series 2005-45, Class SR, IO,
                     1 Mo. LIBOR x -1 + 6.72% (d).......................      5.16%        06/25/35            14,003
        30,563     Series 2005-48, Class AR.............................      5.50%        02/25/35            31,251
       778,191     Series 2005-52, Class PO, PO.........................       (b)         06/25/35           700,560
       227,302     Series 2005-52, Class TZ.............................      6.50%        06/25/35           310,295
       141,073     Series 2005-52, Class WZ.............................      6.50%        06/25/35           146,020
       380,850     Series 2005-56, Class PO, PO.........................       (b)         07/25/35           336,402
       840,526     Series 2005-57, Class KZ.............................      6.00%        07/25/35         1,031,114
        17,517     Series 2005-67, Class SC,
                     1 Mo. LIBOR x -2.15 + 14.41% (d)...................     11.05%        08/25/35            20,630
        27,420     Series 2005-68, Class BC.............................      5.25%        06/25/35            28,051
         9,613     Series 2005-70, Class KJ.............................      5.50%        09/25/34             9,670
        97,686     Series 2005-79, Class NS, IO,
                     1 Mo. LIBOR x -1 + 6.09% (d).......................      4.53%        09/25/35            12,594
     8,732,549     Series 2005-86, Class WZ.............................      5.50%        10/25/35         9,523,245
        24,604     Series 2005-87, Class SC,
                     1 Mo. LIBOR x -1.67 + 13.83% (d)...................     11.25%        10/25/35            32,067
        60,623     Series 2005-90, Class ES,
                     1 Mo. LIBOR x -2.50 + 16.88% (d)...................     12.97%        10/25/35            71,912
        43,715     Series 2005-95, Class WZ.............................      6.00%        11/25/35            59,015
       101,555     Series 2005-102, Class DS,
                     1 Mo. LIBOR x -2.75 + 19.80% (d)...................     15.51%        11/25/35           135,179
       402,000     Series 2005-104, Class UE............................      5.50%        12/25/35           446,210
        16,527     Series 2005-113, Class DO, PO........................       (b)         01/25/36            14,549
       299,313     Series 2005-359, Class 6, IO, STRIPS.................      5.00%        11/25/35            62,291
       243,191     Series 2005-362, Class 13, IO, STRIPS................      6.00%        08/25/35            53,803
        34,402     Series 2005-W1, Class 1A2............................      6.50%        10/25/44            39,092
        85,365     Series 2006-5, Class 2A2, 1 Mo. LIBOR + 0.14% (a)....      1.42%        02/25/35            91,691
    68,616,037     Series 2006-5, Class N2, IO (c)......................      0.00%        02/25/35             8,536
       335,596     Series 2006-8, Class HK, PO..........................       (b)         03/25/36           278,966
       138,798     Series 2006-8, Class WQ, PO..........................       (b)         03/25/36           114,326
       122,180     Series 2006-15, Class IS, IO,
                     1 Mo. LIBOR x -1 + 6.58% (d).......................      5.02%        03/25/36            19,827
       132,047     Series 2006-22, Class AO, PO.........................       (b)         04/25/36           116,446
       131,174     Series 2006-27, Class OH, PO.........................       (b)         04/25/36           117,475
        20,203     Series 2006-31, Class PZ.............................      6.00%        05/25/36            27,456
        57,596     Series 2006-36, Class CO, PO.........................       (b)         05/25/36            49,652
        59,146     Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)....      2.01%        06/25/36            59,476
     3,368,841     Series 2006-42, Class EI, IO,
                     1 Mo. LIBOR x -1 + 6.55% (d).......................      4.99%        06/25/36           495,023
       254,107     Series 2006-44, Class GO, PO.........................       (b)         06/25/36           218,952


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       74,178     Series 2006-44, Class P, PO..........................       (b)         12/25/33    $       62,431
       105,824     Series 2006-50, Class PS, PO.........................       (b)         06/25/36            94,119
     1,284,406     Series 2006-56, Class OM, PO.........................       (b)         07/25/36         1,131,108
       130,959     Series 2006-56, Class PO, PO.........................       (b)         07/25/36           117,541
       190,574     Series 2006-58, Class AP, PO.........................       (b)         07/25/36           167,695
        77,099     Series 2006-58, Class PO, PO.........................       (b)         07/25/36            66,860
       686,169     Series 2006-59, Class KO, PO.........................       (b)         07/25/36           612,464
         2,516     Series 2006-59, Class QO, PO.........................       (b)         01/25/33             2,504
       906,947     Series 2006-59, Class SL, IO,
                     1 Mo. LIBOR x -1 + 6.57% (d).......................      5.01%        07/25/36           138,244
        38,372     Series 2006-60, Class CO, PO.........................       (b)         06/25/35            37,942
        87,863     Series 2006-60, Class DO, PO.........................       (b)         04/25/35            85,458
       528,678     Series 2006-60, Class OG, PO.........................       (b)         07/25/36           439,557
       250,372     Series 2006-65, Class QO, PO.........................       (b)         07/25/36           217,451
       776,543     Series 2006-69, Class GO, PO.........................       (b)         08/25/36           660,960
       108,205     Series 2006-72, Class TO, PO.........................       (b)         08/25/36            98,105
        53,542     Series 2006-75, Class AO, PO.........................       (b)         08/25/36            45,960
       163,137     Series 2006-79, Class DO, PO.........................       (b)         08/25/36           144,882
       987,911     Series 2006-80, Class PH.............................      6.00%        08/25/36         1,077,913
        69,400     Series 2006-81, Class EO, PO.........................       (b)         09/25/36            62,594
        53,107     Series 2006-84, Class OT, PO.........................       (b)         09/25/36            48,416
       395,013     Series 2006-84, Class PK.............................      5.50%        02/25/36           403,487
       223,489     Series 2006-85, Class MZ.............................      6.50%        09/25/36           243,568
       132,642     Series 2006-91, Class PO, PO.........................       (b)         09/25/36           111,862
       142,121     Series 2006-109, Class PO, PO........................       (b)         11/25/36           124,705
        62,819     Series 2006-110, Class PO, PO........................       (b)         11/25/36            54,108
       403,843     Series 2006-114, Class AO, PO........................       (b)         12/25/36           367,984
       194,335     Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)...      1.91%        12/25/36           193,722
       170,976     Series 2006-124, Class LO, PO........................       (b)         01/25/37           154,675
        58,064     Series 2006-124, Class UO, PO........................       (b)         01/25/37            48,542
         1,494     Series 2006-126, Class DZ............................      5.50%        01/25/37             1,545
       183,725     Series 2006-126, Class PO, PO........................       (b)         01/25/37           154,297
       415,416     Series 2006-128, Class PO, PO........................       (b)         01/25/37           359,758
        32,885     Series 2006-377, Class 1, PO, STRIPS.................       (b)         10/25/36            27,430
       432,530     Series 2006-378, Class 31, IO, STRIPS................      4.50%        06/25/21            14,953
       313,274     Series 2007-7, Class KA..............................      5.75%        08/25/36           356,220
       184,245     Series 2007-14, Class OP, PO.........................       (b)         03/25/37           164,293
        58,506     Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)....      1.89%        04/25/37            58,299
     2,029,441     Series 2007-28, Class ZA.............................      6.00%        04/25/37         2,196,010
     1,140,747     Series 2007-30, Class WO, PO.........................       (b)         04/25/37         1,006,527
        63,971     Series 2007-32, Class KT.............................      5.50%        04/25/37            70,972
       335,659     Series 2007-36, Class GO, PO.........................       (b)         04/25/37           301,783
     1,221,255     Series 2007-36, Class PO, PO.........................       (b)         04/25/37         1,078,560
     1,149,230     Series 2007-39, Class LO, PO.........................       (b)         05/25/37         1,038,334
       192,368     Series 2007-42, Class CO, PO.........................       (b)         05/25/37           154,418
       411,797     Series 2007-44, Class AO, PO.........................       (b)         05/25/37           367,845
        51,076     Series 2007-44, Class KO, PO.........................       (b)         05/25/37            43,929
       477,909     Series 2007-44, Class LO, PO.........................       (b)         05/25/37           424,440
       564,653     Series 2007-44, Class OB, PO.........................       (b)         05/25/37           505,622
        98,560     Series 2007-48, Class PO, PO.........................       (b)         05/25/37            87,639
       690,872     Series 2007-57, Class ZG.............................      4.75%        06/25/37           755,011


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      449,189     Series 2007-60, Class ZS.............................      4.75%        07/25/37    $      499,344
        43,798     Series 2007-67, Class SA, IO,
                     1 Mo. LIBOR x -1 + 6.75% (d).......................      5.19%        04/25/37             1,554
       505,051     Series 2007-68, Class AE.............................      6.50%        07/25/37           627,151
       132,424     Series 2007-102, Class OT, PO........................       (b)         11/25/37           118,934
       596,150     Series 2007-116, Class PB............................      5.50%        08/25/35           649,822
       436,388     Series 2007-117, Class MD............................      5.50%        07/25/37           450,136
       112,709     Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a).....      2.11%        02/25/38           116,925
        16,470     Series 2008-8, Class ZA..............................      5.00%        02/25/38            17,869
        65,134     Series 2008-16, Class AB.............................      5.50%        12/25/37            67,322
        34,391     Series 2008-17, Class IP, IO.........................      6.50%        02/25/38             5,444
         2,115     Series 2008-51, Class B..............................      4.50%        06/25/23             2,122
        11,679     Series 2008-64, Class EO, PO.........................       (b)         08/25/38            10,413
       471,641     Series 2008-65, Class PE.............................      5.75%        08/25/38           515,321
        70,313     Series 2009-10, Class AB.............................      5.00%        03/25/24            72,478
       128,384     Series 2009-14, Class BS, IO,
                     1 Mo. LIBOR x -1 + 6.25% (d).......................      4.69%        03/25/24             7,362
       261,786     Series 2009-47, Class PE.............................      4.00%        07/25/39           266,087
     1,631,071     Series 2009-50, Class GX.............................      5.00%        07/25/39         1,820,610
       696,262     Series 2009-64, Class ZD.............................      8.00%        08/25/39           887,744
       207,989     Series 2009-69, Class PO, PO.........................       (b)         09/25/39           186,792
       115,733     Series 2009-70, Class CO, PO.........................       (b)         01/25/37            98,268
        24,274     Series 2009-76, Class MA.............................      4.00%        09/25/24            24,489
         5,071     Series 2009-81, Class GC.............................      3.50%        12/25/19             5,086
     1,164,371     Series 2009-86, Class OT, PO.........................       (b)         10/25/37         1,042,582
       474,962     Series 2009-91, Class HL.............................      5.00%        11/25/39           491,192
        47,000     Series 2009-92, Class DB.............................      5.00%        11/25/39            52,100
       621,154     Series 2009-103, Class PZ............................      6.00%        12/25/39           794,800
     1,455,668     Series 2009-106, Class PO, PO........................       (b)         01/25/40         1,322,536
       125,862     Series 2009-106, Class SN, IO,
                     1 Mo. LIBOR x -1 + 6.25% (d).......................      4.69%        01/25/40            17,803
       224,914     Series 2009-109, Class PZ............................      4.50%        01/25/40           243,851
     1,009,397     Series 2009-113, Class A.............................      3.50%        12/25/23         1,012,921
       163,240     Series 2009-115, Class HZ............................      5.00%        01/25/40           168,582
     2,931,311     Series 2009-397, Class 2, IO, STRIPS.................      5.00%        09/25/39           586,222
     1,162,305     Series 2009-398, Class C13, IO, STRIPS...............      4.00%        06/25/24            87,494
       200,000     Series 2010-2, Class LC..............................      5.00%        02/25/40           220,091
       147,533     Series 2010-3, Class DZ..............................      4.50%        02/25/40           160,407
        66,646     Series 2010-19, Class MI, IO.........................      5.00%        03/25/39               475
       407,197     Series 2010-21, Class KO, PO.........................       (b)         03/25/40           362,194
       500,000     Series 2010-35, Class EP.............................      5.50%        04/25/40           553,936
       187,643     Series 2010-35, Class SJ,
                     1 Mo. LIBOR x -3.33 + 17.67% (d)...................     12.46%        04/25/40           240,993
       400,000     Series 2010-38, Class KC.............................      4.50%        04/25/40           424,944
       353,457     Series 2010-45, Class GD.............................      5.00%        04/25/33           360,085
       264,000     Series 2010-45, Class WB.............................      5.00%        05/25/40           292,059
        50,547     Series 2010-49, Class SC,
                     1 Mo. LIBOR x -2 + 12.66% (d)......................      9.54%        03/25/40            57,335
       762,496     Series 2010-68, Class BI, IO.........................      5.50%        07/25/50           137,069
       542,732     Series 2010-68, Class CO, PO.........................       (b)         07/25/40           487,375
       120,647     Series 2010-75, Class MT (c).........................      4.27%        12/25/39           121,120


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      278,671     Series 2010-106, Class BI, IO........................      3.50%        09/25/20    $        9,895
     1,791,188     Series 2010-110, Class KI, IO........................      5.50%        10/25/25           183,913
       652,885     Series 2010-115, Class PO, PO........................       (b)         04/25/40           554,302
       204,274     Series 2010-117, Class EO, PO........................       (b)         10/25/40           173,708
     1,069,182     Series 2010-120, Class PD............................      4.00%        02/25/39         1,089,993
         1,786     Series 2010-123, Class HA............................      2.50%        03/25/24             1,784
       598,576     Series 2010-129, Class SM, IO,
                     1 Mo. LIBOR x -1 + 6.00% (d).......................      4.44%        11/25/40            81,271
       410,645     Series 2010-137, Class IM, IO........................      5.00%        10/25/38            16,921
     1,821,000     Series 2010-142, Class DL............................      4.00%        12/25/40         1,911,346
         2,013     Series 2010-145, Class PE............................      3.25%        10/25/24             2,023
     4,470,754     Series 2010-147, Class KS, IO,
                     1 Mo. LIBOR x -1 + 5.95% (d).......................      4.39%        01/25/41           508,710
       643,124     Series 2011-9, Class AZ..............................      5.00%        05/25/40           697,736
       507,000     Series 2011-10, Class AY.............................      6.00%        02/25/41           611,147
       101,151     Series 2011-17, Class CD.............................      2.00%        03/25/21           100,711
       809,207     Series 2011-17, Class CJ.............................      2.75%        03/25/21           812,914
         4,293     Series 2011-23, Class AB.............................      2.75%        06/25/20             4,291
       670,214     Series 2011-30, Class LS, IO (e).....................      1.50%        04/25/41            31,798
     7,364,753     Series 2011-30, Class MD.............................      4.00%        02/25/39         7,507,129
       105,472     Series 2011-30, Class ZB.............................      5.00%        04/25/41           116,517
       113,929     Series 2011-36, Class DA.............................      3.00%        04/25/24           114,143
     1,695,536     Series 2011-47, Class AI, IO.........................      5.50%        01/25/40           148,148
       533,246     Series 2011-52, Class GB.............................      5.00%        06/25/41           570,223
       177,456     Series 2011-60, Class OA, PO.........................       (b)         08/25/39           163,387
     1,944,551     Series 2011-67, Class EI, IO.........................      4.00%        07/25/21            54,805
       161,469     Series 2011-68, Class CA.............................      2.50%        10/25/24           161,398
       276,137     Series 2011-70, Class AD.............................      3.00%        06/25/30           276,322
        48,496     Series 2011-70, Class NK.............................      3.00%        04/25/37            48,410
       220,918     Series 2011-72, Class TI, IO.........................      4.00%        09/25/40            17,390
       746,734     Series 2011-74, Class TQ, IO,
                     1 Mo. LIBOR x -6.43 + 55.93%, 4.50% Cap (d)........      4.50%        12/25/33           138,837
       400,000     Series 2011-75, Class BL.............................      3.50%        08/25/21           405,424
       779,239     Series 2011-86, Class DI, IO.........................      3.50%        09/25/21            36,279
        35,634     Series 2011-90, Class QI, IO.........................      5.00%        05/25/34             2,261
       990,027     Series 2011-103, Class JL............................      6.50%        11/25/29         1,040,905
       750,000     Series 2011-105, Class MB............................      4.00%        10/25/41           797,162
        94,190     Series 2011-107, Class CA............................      3.50%        11/25/29            95,362
       347,932     Series 2011-111, Class DG............................      2.25%        12/25/38           346,876
       139,173     Series 2011-111, Class DH............................      2.50%        12/25/38           138,729
     1,053,974     Series 2011-111, Class PZ............................      4.50%        11/25/41         1,159,914
        92,830     Series 2011-113, Class GA............................      2.00%        11/25/21            92,272
     8,511,560     Series 2011-118, Class IC, IO........................      3.50%        11/25/21           372,594
       309,998     Series 2011-123, Class ZP............................      4.50%        12/25/41           333,927
       313,709     Series 2011-124, Class CG............................      3.00%        09/25/29           316,403
           241     Series 2011-134, Class PA............................      4.00%        09/25/40               244
     4,402,582     Series 2011-137, Class AI, IO........................      3.00%        01/25/22           200,153
     3,767,099     Series 2011-141, Class EI, IO........................      3.00%        07/25/21            84,123
     2,282,000     Series 2012-8, Class TI, IO..........................      3.00%        10/25/21            88,423
     3,701,337     Series 2012-28, Class PT.............................      4.00%        03/25/42         3,774,240
       776,952     Series 2012-39, Class PB.............................      4.25%        04/25/42           830,162


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$      117,005     Series 2012-52, Class BZ.............................      4.00%        05/25/42    $      124,139
       572,005     Series 2012-66, Class DI, IO.........................      3.50%        06/25/27            56,323
       737,361     Series 2012-79, Class QA.............................      2.00%        03/25/42           726,473
       442,531     Series 2012-98, Class ZP.............................      6.00%        09/25/42           562,639
     1,651,663     Series 2012-101, Class AI, IO........................      3.00%        06/25/27           136,918
       321,225     Series 2012-111, Class B.............................      7.00%        10/25/42           362,686
     1,665,798     Series 2012-114, Class HS, IO,
                     1 Mo. LIBOR x -1 + 6.15% (d).......................      4.59%        03/25/40           147,404
    10,355,772     Series 2012-118, Class DI, IO........................      3.50%        01/25/40         1,254,655
       245,768     Series 2012-118, Class IB, IO........................      3.50%        11/25/42            50,937
     1,209,243     Series 2012-122, Class SD, IO,
                     1 Mo. LIBOR x -1 + 6.10% (d).......................      4.54%        11/25/42           225,296
       435,138     Series 2012-133, Class KO, PO........................       (b)         12/25/42           212,670
     1,789,666     Series 2012-134, Class GI, IO........................      4.50%        03/25/29           341,907
     1,112,009     Series 2012-138, Class MA............................      1.00%        12/25/42         1,010,166
       207,990     Series 2012-409, Class C17, IO, STRIPS...............      4.00%        11/25/41            43,212
     1,431,662     Series 2013-13, Class IK, IO.........................      2.50%        03/25/28           119,368
        44,031     Series 2013-23, Class ZB.............................      3.00%        03/25/43            42,825
       750,000     Series 2013-41, Class DB.............................      3.00%        05/25/43           696,440
     2,572,125     Series 2013-43, Class IX, IO.........................      4.00%        05/25/43           629,028
       212,301     Series 2013-52, Class MD.............................      1.25%        06/25/43           193,056
     1,600,796     Series 2013-55, Class AI, IO.........................      3.00%        06/25/33           235,810
       114,720     Series 2013-70, Class JZ.............................      3.00%        07/25/43           105,249
       412,534     Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)....      1.81%        07/25/42           412,196
     1,041,447     Series 2013-94, Class CA.............................      3.50%        08/25/38         1,059,005
       379,979     Series 2013-105, Class BN............................      4.00%        05/25/43           387,141
       195,852     Series 2013-106, Class KN............................      3.00%        10/25/43           181,737
     1,003,000     Series 2013-130, Class QY............................      4.50%        06/25/41         1,081,187
     6,819,517     Series 2013-417, Class C21, IO, STRIPS...............      4.00%        12/25/42         1,232,436
       344,734     Series 2014-29, Class GI, IO.........................      3.00%        05/25/29            35,187
     4,169,665     Series 2014-44, Class NI, IO.........................      4.50%        08/25/29           492,126
       514,946     Series 2014-68, Class GI, IO.........................      4.50%        10/25/43            89,455
       497,994     Series 2014-82, Class GZ.............................      4.00%        12/25/44           503,649
     3,258,625     Series 2014-84, Class LI, IO.........................      3.50%        12/25/26           321,648
     1,410,291     Series 2014-91, Class PB.............................      3.00%        02/25/38         1,419,361
       875,000     Series 2015-16, Class MY.............................      3.50%        04/25/45           844,965
     4,389,794     Series 2015-76, Class BI, IO.........................      4.00%        10/25/39           551,329
    11,533,381     Series 2015-97, Class AI, IO.........................      4.00%        09/25/41         1,908,280
       148,568     Series 2016-66, Class KA.............................      3.50%        03/25/23           148,354
     1,848,514     Series 2016-71, Class NI, IO.........................      3.50%        04/25/46           290,538
       767,148     Series 2016-74, Class HI, IO.........................      3.50%        10/25/46           149,785
     1,165,125     Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)....      1.99%        11/25/46         1,166,961
       597,364     Series 2017-46, Class BY.............................      3.00%        06/25/47           525,717
                Government National Mortgage Association
       117,532     Series 1999-30, Class S, IO,
                     1 Mo. LIBOR x -1 + 8.60% (d).......................      7.04%        08/16/29             1,657
       261,650     Series 2000-9, Class FH, 1 Mo. LIBOR + 0.50% (a).....      2.06%        02/16/30           262,657
       759,188     Series 2001-22, Class SE, IO,
                     1 Mo. LIBOR x -1 + 8.15%, 0.65% Cap (d)............      0.65%        05/16/31            14,491
       180,587     Series 2001-51, Class FA, 1 Mo. LIBOR + 0.50% (a)....      2.06%        10/16/31           181,678
        50,084     Series 2001-60, Class PZ.............................      6.00%        12/20/31            50,730


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      165,049     Series 2001-65, Class SH, IO,
                     1 Mo. LIBOR x -1 + 7.60% (d).......................      6.04%        12/16/31    $       29,372
       376,546     Series 2002-7, Class ST, IO,
                     1 Mo. LIBOR x -1 + 7.50% (d).......................      5.94%        08/17/27            54,995
       909,369     Series 2002-11, Class SQ, IO,
                     1 Mo. LIBOR x -1 + 8.00%, 1.00% Cap (d)............      1.00%        02/20/32            32,713
       358,052     Series 2002-20, Class LS, IO,
                     1 Mo. LIBOR x -1 + 7.95%, 1.20% Cap (d)............      1.20%        03/20/32            15,141
        74,757     Series 2002-20, Class PM.............................      4.50%        03/20/32            79,024
       117,381     Series 2002-24, Class AG, IO,
                     1 Mo. LIBOR x -1 + 7.95% (d).......................      6.39%        04/16/32            18,420
       352,910     Series 2002-45, Class SV, IO,
                     1 Mo. LIBOR x -1 + 8.10% (d).......................      6.54%        06/16/32            60,645
       147,971     Series 2002-72, Class ZB.............................      6.00%        10/20/32           159,303
       502,521     Series 2002-75, Class PJ.............................      5.50%        11/20/32           541,590
       255,625     Series 2003-4, Class MZ..............................      5.50%        01/20/33           276,119
       748,099     Series 2003-11, Class SM, IO,
                     1 Mo. LIBOR x -1 + 7.70% (d).......................      6.14%        02/16/33           131,989
       730,998     Series 2003-18, Class PG.............................      5.50%        03/20/33           805,374
     1,165,268     Series 2003-35, Class TZ.............................      5.75%        04/16/33         1,301,227
       388,708     Series 2003-42, Class SA, IO,
                     1 Mo. LIBOR x -1 + 6.60% (d).......................      5.04%        07/16/31            49,469
     1,565,443     Series 2003-42, Class SH, IO,
                     1 Mo. LIBOR x -1 + 6.55% (d).......................      4.99%        05/20/33           233,630
        99,717     Series 2003-62, Class MZ.............................      5.50%        07/20/33           118,590
       472,841     Series 2003-84, Class Z..............................      5.50%        10/20/33           514,754
       448,234     Series 2004-31, Class ZB.............................      5.00%        04/20/34           480,042
        97,704     Series 2004-37, Class B..............................      6.00%        04/17/34           109,055
       101,457     Series 2004-49, Class MZ.............................      6.00%        06/20/34           117,902
       100,334     Series 2004-68, Class ZC.............................      6.00%        08/20/34           110,415
       130,648     Series 2004-71, Class ST,
                     1 Mo. LIBOR x -6.25 + 44.50%, 7.00% Cap (d)........      7.00%        09/20/34           140,273
       197,098     Series 2004-83, Class AK,
                     1 Mo. LIBOR x -3 + 16.49% (d)......................     11.81%        10/16/34           229,071
       493,263     Series 2004-88, Class SM, IO,
                     1 Mo. LIBOR x -1 + 6.10% (d).......................      4.54%        10/16/34            58,290
        77,678     Series 2004-92, Class AK,
                     1 Mo. LIBOR x -3 + 16.50% (d)......................     11.82%        11/16/34            92,824
     1,329,052     Series 2004-92, Class BZ.............................      5.50%        11/16/34         1,496,733
       192,093     Series 2004-105, Class JZ............................      5.00%        12/20/34           215,728
        47,049     Series 2004-105, Class KA............................      5.00%        12/16/34            50,300
       168,586     Series 2004-109, Class BC............................      5.00%        11/20/33           173,395
       191,296     Series 2005-3, Class JZ..............................      5.00%        01/16/35           190,357
       191,296     Series 2005-3, Class KZ..............................      5.00%        01/16/35           206,947
        34,855     Series 2005-7, Class AJ,
                     1 Mo. LIBOR x -4 + 22.00% (d)......................     15.76%        02/16/35            42,259
       415,261     Series 2005-7, Class KA,
                     1 Mo. LIBOR x -2.81 + 18.95% (d)...................     14.57%        12/17/34           463,522
       806,412     Series 2005-7, Class MA,
                     1 Mo. LIBOR x -2.81 + 18.95% (d)...................     14.57%        12/17/34           931,409
        93,437     Series 2005-33, Class AY.............................      5.50%        04/16/35           103,464


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$       78,113     Series 2005-41, Class PA.............................      4.00%        05/20/35    $       80,056
       667,443     Series 2005-44, Class IO, IO.........................      5.50%        07/20/35           146,031
       538,332     Series 2005-93, Class PO, PO.........................       (b)         06/20/35           480,009
        95,337     Series 2006-17, Class TW.............................      6.00%        04/20/36           108,446
       500,000     Series 2006-38, Class OH.............................      6.50%        08/20/36           585,332
       153,625     Series 2006-61, Class ZA.............................      5.00%        11/20/36           166,126
       346,637     Series 2007-16, Class OZ.............................      6.00%        04/20/37           406,908
       305,308     Series 2007-27, Class SD, IO,
                     1 Mo. LIBOR x -1 + 6.20% (d).......................      4.63%        05/20/37            36,838
       247,536     Series 2007-41, Class OL, PO.........................       (b)         07/20/37           218,678
       281,138     Series 2007-42, Class SB, IO,
                     1 Mo. LIBOR x -1 + 6.75% (d).......................      5.19%        07/20/37            38,420
       130,266     Series 2007-68, Class NA.............................      5.00%        11/20/37           138,915
       877,382     Series 2007-71, Class ZD.............................      6.00%        11/20/37           964,225
       141,067     Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)....      1.91%        12/20/37           140,501
       409,978     Series 2008-6, Class CK..............................      4.25%        10/20/37           415,028
       217,588     Series 2008-16, Class PO, PO.........................       (b)         02/20/38           183,363
        28,732     Series 2008-20, Class PO, PO.........................       (b)         09/20/37            27,230
        77,090     Series 2008-29, Class PO, PO.........................       (b)         02/17/33            73,334
       184,462     Series 2008-33, Class XS, IO,
                     1 Mo. LIBOR x -1 + 7.70% (d).......................      6.14%        04/16/38            30,894
       256,416     Series 2008-47, Class MI, IO.........................      6.00%        10/16/37            13,776
       188,325     Series 2008-50, Class NA.............................      5.50%        03/16/37           191,969
       155,000     Series 2008-54, Class PE.............................      5.00%        06/20/38           168,671
       163,395     Series 2009-10, Class JA.............................      4.50%        03/16/34           164,101
       287,968     Series 2009-10, Class PA.............................      4.50%        12/20/38           297,242
       677,082     Series 2009-14, Class KF, 1 Mo. LIBOR + 0.70% (a)....      2.26%        03/20/39           688,488
       270,833     Series 2009-14, Class KI, IO.........................      6.50%        03/20/39            60,458
        88,867     Series 2009-14, Class KS, IO,
                     1 Mo. LIBOR x -1 + 6.30% (d).......................      4.74%        03/20/39             9,671
       217,862     Series 2009-25, Class SE, IO,
                     1 Mo. LIBOR x -1 + 7.60% (d).......................      6.04%        09/20/38            35,475
     2,042,478     Series 2009-29, Class PC.............................      7.00%        05/20/39         2,629,846
       322,065     Series 2009-32, Class SZ.............................      5.50%        05/16/39           378,838
       882,447     Series 2009-42, Class BI, IO.........................      6.00%        06/20/39           178,336
       248,523     Series 2009-53, Class AB.............................      4.50%        10/16/38           251,048
        82,391     Series 2009-57, Class KA.............................      4.50%        05/20/39            83,974
     2,300,432     Series 2009-57, Class VB.............................      5.00%        06/16/39         2,501,152
     1,139,893     Series 2009-61, Class OW, PO.........................       (b)         11/16/35           960,050
       198,665     Series 2009-61, Class PZ.............................      7.50%        08/20/39           282,931
       103,879     Series 2009-65, Class GL.............................      4.50%        05/20/38           105,029
       827,451     Series 2009-69, Class ZB.............................      6.00%        08/20/39           988,018
     1,464,473     Series 2009-72, Class SM, IO,
                     1 Mo. LIBOR x -1 + 6.25% (d).......................      4.69%        08/16/39           200,805
       455,000     Series 2009-75, Class JN.............................      5.50%        09/16/39           523,982
       257,493     Series 2009-76, Class PC.............................      4.00%        03/16/39           262,050
       483,413     Series 2009-78, Class KZ.............................      5.50%        09/16/39           605,587
       293,772     Series 2009-79, Class OK, PO.........................       (b)         11/16/37           262,899


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$      113,744     Series 2009-81, Class TZ.............................      5.50%        09/20/39    $      136,313
     2,233,384     Series 2009-87, Class EI, IO.........................      5.50%        08/20/39           391,542
       391,356     Series 2009-93, Class WG.............................      4.00%        09/20/38           397,289
        39,000     Series 2009-94, Class AL.............................      5.00%        10/20/39            43,351
       190,979     Series 2009-106, Class DZ............................      5.50%        11/20/39           229,339
        39,135     Series 2009-106, Class WZ............................      5.50%        11/16/39            48,002
       960,300     Series 2009-116, Class MS, IO,
                     1 Mo. LIBOR x -1 + 6.50% (d).......................      4.94%        11/16/38            48,080
        25,584     Series 2009-118, Class KP............................      4.50%        05/20/38            26,192
       732,000     Series 2009-126, Class LB............................      5.00%        12/20/39           821,928
        89,609     Series 2010-2, Class QM..............................      4.50%        10/20/37            90,104
       209,165     Series 2010-4, Class SL, IO,
                     1 Mo. LIBOR x -1 + 6.40% (d).......................      4.84%        01/16/40            30,956
        52,000     Series 2010-4, Class WA..............................      3.00%        01/16/40            51,711
       456,387     Series 2010-7, Class BC..............................      4.00%        09/16/24           465,418
       301,758     Series 2010-11, Class HE.............................      4.00%        04/20/39           307,485
        53,869     Series 2010-14, Class AO, PO.........................       (b)         12/20/32            51,973
       121,091     Series 2010-29, Class CB.............................      5.00%        12/20/38           122,876
     1,474,182     Series 2010-42, Class CO, PO.........................       (b)         06/16/39         1,376,584
        63,445     Series 2010-44, Class BE.............................      3.00%        04/20/38            63,681
     2,515,766     Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)....      2.36%        03/20/35         2,577,189
       130,155     Series 2010-50, Class WI, IO.........................      4.50%        10/20/37               183
       690,381     Series 2010-59, Class ZD.............................      6.50%        05/20/40           946,514
         2,408     Series 2010-85, Class EA.............................      4.00%        12/16/24             2,411
     1,455,188     Series 2010-85, Class SL, IO,
                     1 Mo. LIBOR x -1 + 6.60% (d).......................      5.04%        07/20/37           205,983
        77,000     Series 2010-116, Class BM............................      4.50%        09/16/40            84,740
        36,134     Series 2010-119, Class PD............................      3.50%        01/20/38            36,117
       565,481     Series 2010-129, Class PQ............................      3.00%        04/20/39           569,580
       216,989     Series 2010-138, Class PD............................      3.50%        08/20/38           219,174
     1,347,459     Series 2010-157, Class OP, PO........................       (b)         12/20/40         1,129,806
       121,406     Series 2010-162, Class PQ............................      4.50%        06/16/39           124,490
       702,955     Series 2010-166, Class DI, IO........................      4.50%        02/20/39            84,928
       109,189     Series 2011-4, Class PZ..............................      5.00%        01/20/41           119,482
     3,768,275     Series 2011-19, Class MI, IO.........................      5.00%        06/16/40           392,195
       179,146     Series 2011-21, Class QE.............................      4.75%        05/20/38           181,223
       771,202     Series 2011-35, Class BP.............................      4.50%        03/16/41           847,554
       420,137     Series 2011-50, Class PZ.............................      5.00%        04/20/41           473,975
        34,365     Series 2011-59, Class JA.............................      4.00%        11/20/38            34,484
       220,037     Series 2011-63, Class BI, IO.........................      6.00%        02/20/38            36,766
       722,260     Series 2011-69, Class HC.............................      2.25%        05/20/38           719,380
     1,468,533     Series 2011-71, Class ZC.............................      5.50%        07/16/34         1,604,273
     4,634,965     Series 2011-81, Class IC, IO,
                     1 Mo. LIBOR x -1 + 6.72%, 0.62% Cap (d)............      0.62%        07/20/35            81,088
     2,095,598     Series 2011-112, Class IP, IO .......................      0.50%        08/16/26            17,367
       239,265     Series 2011-129, Class CL............................      5.00%        03/20/41           257,438
       289,009     Series 2011-133, Class MJ............................      2.00%        01/16/33           288,791
       482,711     Series 2011-146, Class EI, IO........................      5.00%        11/16/41           114,264
       116,173     Series 2011-151, Class TB, IO,
                     1 Mo. LIBOR x -70 + 465.50%, 3.50% Cap (d).........      3.50%        04/20/41            16,817


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Government National Mortgage Association (Continued)
$    4,264,228     Series 2012-10, Class LI, IO.........................      3.50%        07/20/40    $      495,100
       339,990     Series 2012-16, Class AG.............................      2.50%        10/20/38           338,359
     5,994,233     Series 2012-18, Class IA, IO,
                     1 Mo. LIBOR x -1 + 6.68%, 0.58% Cap (d)............      0.58%        07/20/39           112,034
       251,623     Series 2012-108, Class KB............................      2.75%        09/16/42           222,832
     1,263,076     Series 2012-140, Class JI, IO........................      3.50%        01/20/41           161,342
     9,475,320     Series 2012-143, Class IB, IO........................      3.50%        12/20/39           769,934
       209,423     Series 2013-5, Class IA, IO..........................      3.50%        10/16/42            27,192
       470,881     Series 2013-20, Class KI, IO.........................      5.00%        01/20/43            95,749
     2,223,000     Series 2013-20, Class QM.............................      2.63%        02/16/43         1,946,057
     4,351,266     Series 2013-53, Class OI, IO.........................      3.50%        04/20/43           759,906
       232,275     Series 2013-69, Class AI, IO.........................      3.50%        05/20/43            41,903
       614,984     Series 2013-69, Class PI, IO.........................      5.00%        05/20/43           100,727
       953,680     Series 2013-70, Class PM.............................      2.50%        05/20/43           816,789
         8,000     Series 2013-117, Class VB............................      3.50%        02/20/32             8,077
     2,601,519     Series 2013-130, Class WS, IO,
                     1 Mo. LIBOR x -1 + 6.10% (d).......................      4.54%        09/20/43           374,144
       688,000     Series 2013-183, Class PB............................      4.50%        12/20/43           713,536
       109,947     Series 2013-188, Class CF, 1 Mo. LIBOR + 0.45% (a)...      2.01%        03/20/43           110,517
    20,196,018     Series 2014-44, Class ID, IO (c) (e).................      0.37%        03/16/44           261,385
        94,453     Series 2014-91, Class JI, IO.........................      4.50%        01/20/40            16,261
       383,205     Series 2014-99, Class HI, IO.........................      4.50%        06/20/44            76,255
       428,363     Series 2015-3, Class ZD..............................      4.00%        01/20/45           453,309
       101,237     Series 2015-95, Class IK, IO (e).....................      1.13%        05/16/37             4,421
       304,458     Series 2015-137, Class WA (c) (e)....................      5.48%        01/20/38           332,436
     1,514,863     Series 2015-138, Class MI, IO........................      4.44%        08/20/44           227,351
       492,440     Series 2015-151, Class KW (e)........................      6.02%        04/20/34           524,505
       169,457     Series 2016-16, Class KZ.............................      3.00%        02/16/46           147,366
     1,897,583     Series 2016-75, Class SA, IO,
                     1 Mo. LIBOR x -1 + 6.00% (d).......................      4.50%        05/20/40           255,076
     6,644,027     Series 2016-89, Class HI, IO.........................      3.50%        07/20/46         1,138,061
       906,352     Series 2016-99, Class JA (e).........................      5.53%        11/20/45           988,221
       873,179     Series 2016-109, Class ZM............................      3.50%        08/20/36           861,678
     1,926,687     Series 2016-118, Class GI, IO........................      4.50%        02/16/40           381,909
        91,476     Series 2016-120, Class AS, IO,
                     1 Mo. LIBOR x -1 + 6.10% (d).......................      4.54%        09/20/46            21,306
       464,000     Series 2016-141, Class PC............................      5.00%        10/20/46           537,145
       285,494     Series 2016-145, Class LZ............................      3.00%        10/20/46           235,320
       303,000     Series 2016-160, Class LE............................      2.50%        11/20/46           242,142
       577,939     Series 2016-167, Class KI, IO........................      6.00%        12/16/46           126,580
       775,692     Series 2017-17, Class KZ.............................      4.50%        02/20/47           852,244
    30,035,041     Series 2017-57, Class IO, IO.........................      5.00%        04/20/47         5,001,757
    11,834,920     Series 2017-186, Class TI, IO,
                     1 Mo. LIBOR x -1 + 6.50%, 0.50% Cap (d)............      0.50%        05/20/40           221,531
                Vendee Mortgage Trust
        79,560     Series 2010-1, Class DA..............................      4.25%        02/15/35            81,364
                                                                                                       --------------
                                                                                                          320,785,756
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.6%
                Fannie Mae - Aces
$       50,000     Series 2013-M6, Class 1AC (c)........................      3.80%        02/25/43    $       49,875
                Government National Mortgage Association
       674,310     Series 2013-32, Class A..............................      1.90%        06/16/36           669,871
       532,000     Series 2013-57, Class D (e)..........................      2.35%        06/16/46           455,071
       100,000     Series 2013-74, Class AG (c).........................      2.81%        12/16/53            85,059
        26,498     Series 2013-194, Class AE (e)........................      2.75%        11/16/44            25,868
     5,073,125     Series 2016-110, Class VA............................      2.10%        01/16/38         4,631,176
                                                                                                       --------------
                                                                                                            5,916,920
                                                                                                       --------------

                PASS-THROUGH SECURITIES -- 36.9%
                Federal Home Loan Mortgage Corporation
       204,009     Pool A19763..........................................      5.00%        04/01/34           222,915
        90,473     Pool A47333..........................................      5.00%        10/01/35            98,278
       893,269     Pool A47828..........................................      3.50%        08/01/35           910,652
       450,530     Pool A47829..........................................      4.00%        08/01/35           467,548
       522,196     Pool A47937..........................................      5.50%        08/01/35           574,953
       171,646     Pool A48972..........................................      5.50%        05/01/36           188,587
       142,989     Pool A54675..........................................      5.50%        01/01/36           157,994
       345,422     Pool A65324..........................................      5.50%        09/01/37           380,747
       119,473     Pool A86143..........................................      5.00%        05/01/39           129,856
        41,411     Pool A90319..........................................      5.00%        12/01/39            45,070
       617,949     Pool A92197..........................................      5.00%        05/01/40           672,533
        16,119     Pool A93093..........................................      4.50%        07/01/40            17,215
        21,505     Pool A93891..........................................      4.00%        09/01/40            22,511
        32,005     Pool A94729..........................................      4.00%        11/01/40            33,505
       126,555     Pool A94843..........................................      4.00%        11/01/40           132,491
       505,293     Pool A95441..........................................      4.00%        12/01/40           528,234
        46,268     Pool A95653..........................................      4.00%        12/01/40            48,438
        74,892     Pool A95728..........................................      4.00%        12/01/40            78,405
        95,740     Pool A96380..........................................      4.00%        01/01/41            99,826
       295,629     Pool A97294..........................................      4.00%        02/01/41           306,925
         8,134     Pool C01310..........................................      6.50%        03/01/32             9,022
        55,806     Pool C01444..........................................      6.00%        01/01/33            62,699
        26,095     Pool C01574..........................................      5.00%        06/01/33            28,136
       138,161     Pool C01848..........................................      6.00%        06/01/34           155,229
        29,111     Pool C03458..........................................      5.00%        02/01/40            31,598
        83,686     Pool C03949..........................................      3.50%        05/01/42            84,963
       126,594     Pool C04269..........................................      3.00%        10/01/42           124,800
       524,881     Pool C91167..........................................      5.00%        04/01/28           562,117
       330,083     Pool C91353..........................................      3.50%        01/01/31           336,173
       457,945     Pool C91366..........................................      4.50%        04/01/31           484,379
        54,876     Pool C91482..........................................      3.50%        07/01/32            56,194
        19,668     Pool E01377..........................................      4.50%        05/01/18            19,863
        55,527     Pool E01401..........................................      4.00%        06/01/18            56,904
        61,693     Pool E02883..........................................      4.00%        04/01/26            64,101
        31,744     Pool E99030..........................................      4.50%        09/01/18            32,058
         7,528     Pool G01443..........................................      6.50%        08/01/32             8,348
        97,506     Pool G01737..........................................      5.00%        12/01/34           105,385
        17,494     Pool G01829..........................................      6.00%        03/01/35            19,656
        54,452     Pool G01840..........................................      5.00%        07/01/35            58,860


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      615,469     Pool G02017..........................................      5.00%        12/01/35    $      673,953
       124,670     Pool G03072..........................................      5.00%        11/01/36           134,767
        43,690     Pool G03941..........................................      6.00%        02/01/38            48,871
        34,626     Pool G04452..........................................      6.00%        07/01/38            38,861
       584,724     Pool G04593..........................................      5.50%        01/01/37           644,035
        61,648     Pool G04632..........................................      5.00%        11/01/36            66,663
       284,528     Pool G04814..........................................      5.50%        10/01/38           312,313
        62,121     Pool G04913..........................................      5.00%        03/01/38            67,254
        58,128     Pool G05173..........................................      4.50%        11/01/31            61,273
       974,686     Pool G05275..........................................      5.50%        02/01/39         1,064,680
       178,967     Pool G05449..........................................      4.50%        05/01/39           189,344
       645,787     Pool G05792..........................................      4.50%        02/01/40           687,061
       530,582     Pool G05927..........................................      4.50%        07/01/40           567,731
        17,046     Pool G05938..........................................      5.00%        01/01/36            18,377
        41,273     Pool G06252..........................................      4.00%        02/01/41            43,035
       794,573     Pool G06359..........................................      4.00%        02/01/41           828,489
       125,881     Pool G06501..........................................      4.00%        04/01/41           131,254
       133,651     Pool G06583..........................................      5.00%        06/01/41           146,566
       246,086     Pool G06687..........................................      5.00%        07/01/41           268,971
       131,929     Pool G06739..........................................      4.50%        09/01/41           140,543
       457,527     Pool G07025..........................................      5.00%        02/01/42           495,246
     1,142,729     Pool G07100..........................................      5.50%        07/01/40         1,262,380
        20,791     Pool G07219..........................................      5.00%        10/01/41            22,546
       131,736     Pool G07266..........................................      4.00%        12/01/42           136,766
       801,108     Pool G07329..........................................      4.00%        01/01/43           834,744
       124,302     Pool G07505..........................................      7.00%        02/01/39           141,309
       133,981     Pool G07613..........................................      6.00%        04/01/39           153,214
       875,211     Pool G07683..........................................      4.00%        03/01/44           912,498
       511,432     Pool G07806..........................................      5.00%        06/01/41           555,225
         4,917     Pool G08113..........................................      6.50%        02/01/36             5,445
        75,883     Pool G11713..........................................      5.50%        06/01/20            77,360
        79,569     Pool G11769..........................................      5.00%        10/01/20            81,002
       122,780     Pool G11833..........................................      5.00%        11/01/20           125,936
        10,740     Pool G11880..........................................      5.00%        12/01/20            11,028
       183,955     Pool G12312..........................................      6.00%        09/01/21           191,603
       141,681     Pool G12797..........................................      6.50%        02/01/22           147,792
       231,702     Pool G12959..........................................      6.50%        10/01/22           245,251
         9,537     Pool G12978..........................................      5.50%        12/01/22             9,956
        42,464     Pool G13044..........................................      4.50%        06/01/21            42,925
        24,378     Pool G13581..........................................      5.50%        11/01/21            24,809
        92,150     Pool G13623..........................................      4.50%        08/01/24            96,166
       139,217     Pool G13625..........................................      5.50%        01/01/24           145,694
       185,763     Pool G13733..........................................      5.00%        11/01/24           195,148
       118,692     Pool G14088..........................................      4.00%        02/01/26           123,083
       367,918     Pool G14106..........................................      6.00%        10/01/24           379,306
        82,796     Pool G14167..........................................      5.50%        07/01/23            86,818
       384,976     Pool G14233..........................................      6.00%        01/01/24           397,083
     1,575,397     Pool G14348..........................................      4.00%        10/01/26         1,640,379
        77,351     Pool G14376..........................................      4.00%        09/01/25            79,900
       118,194     Pool G14676..........................................      4.50%        09/01/26           121,544
        76,370     Pool G14791..........................................      6.00%        05/01/21            77,201


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      925,059     Pool G14995..........................................      5.50%        12/01/24    $      959,403
       759,890     Pool G15019..........................................      4.50%        07/01/26           768,458
        86,694     Pool G15039..........................................      4.50%        09/01/26            90,482
       101,538     Pool G15725..........................................      4.50%        09/01/26           105,760
       159,613     Pool G15821..........................................      5.00%        07/01/25           162,325
       733,931     Pool G15957..........................................      5.50%        12/01/24           760,492
        64,935     Pool G18100..........................................      5.00%        02/01/21            66,145
       744,765     Pool G18264..........................................      5.00%        07/01/23           779,739
       520,699     Pool G18287..........................................      5.50%        12/01/23           549,526
       204,254     Pool G18306..........................................      4.50%        04/01/24           213,169
        24,735     Pool G60020..........................................      4.50%        12/01/43            26,171
     1,213,111     Pool G60114..........................................      5.50%        06/01/41         1,339,581
       527,828     Pool G60194..........................................      3.50%        08/01/45           536,513
       136,972     Pool G60366..........................................      6.00%        10/01/39           155,621
       562,134     Pool G60737..........................................      4.50%        08/01/42           599,333
     1,657,526     Pool G60762..........................................      5.00%        07/01/41         1,798,113
       437,511     Pool G60806..........................................      5.00%        12/01/44           475,792
        34,360     Pool H09034..........................................      5.50%        05/01/37            36,083
        10,183     Pool J03523..........................................      5.00%        09/01/21            10,381
        94,415     Pool J05364..........................................      6.00%        08/01/22            97,349
       550,055     Pool J09465..........................................      4.00%        04/01/24           567,883
       201,922     Pool J09504..........................................      4.00%        04/01/24           208,487
        75,074     Pool J09798..........................................      4.00%        05/01/24            77,246
       125,192     Pool J10623..........................................      4.00%        09/01/24           129,952
       366,844     Pool N70075..........................................      5.00%        01/01/35           387,979
       691,292     Pool N70081..........................................      5.50%        07/01/38           745,749
       111,525     Pool O20138..........................................      5.00%        11/01/30           120,104
     1,403,382     Pool Q00841..........................................      4.50%        05/01/41         1,494,064
       169,680     Pool Q03139..........................................      4.00%        09/01/41           177,181
        63,773     Pool Q04031..........................................      4.00%        10/01/41            66,901
        44,055     Pool Q04905..........................................      4.00%        12/01/41            46,216
        97,713     Pool Q05035..........................................      4.00%        12/01/41           101,884
        80,385     Pool Q05173..........................................      4.00%        12/01/41            84,328
        59,443     Pool Q05181..........................................      4.00%        12/01/41            62,359
        40,697     Pool Q05445..........................................      4.00%        01/01/42            42,693
       165,967     Pool Q07189..........................................      4.00%        04/01/42           172,980
        56,437     Pool Q07479..........................................      3.50%        04/01/42            57,294
       183,080     Pool Q11791..........................................      3.50%        10/01/42           185,861
       118,128     Pool Q11836..........................................      3.50%        10/01/42           120,023
       858,518     Pool Q14034..........................................      3.50%        12/01/42           873,881
     6,604,458     Pool Q50564..........................................      4.50%        09/01/47         6,961,867
       821,971     Pool U50165..........................................      4.00%        05/01/32           868,667
     3,460,905     Pool U64762..........................................      4.50%        10/01/45         3,698,622
     6,282,035     Pool U79023..........................................      3.50%        10/01/28         6,452,602
        83,410     Pool U80068..........................................      3.50%        10/01/32            85,484
       174,194     Pool U80212..........................................      3.50%        02/01/33           178,527
       195,422     Pool U90245..........................................      3.50%        10/01/42           198,037
       117,701     Pool U90291..........................................      4.00%        10/01/42           122,764
     1,026,891     Pool U90316..........................................      4.00%        10/01/42         1,071,039
       985,538     Pool U90490..........................................      4.00%        06/01/42         1,027,863
     2,301,780     Pool U90690..........................................      3.50%        06/01/42         2,332,433


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$       28,203     Pool U90932..........................................      3.00%        02/01/43    $       27,541
       298,887     Pool U90975..........................................      4.00%        06/01/42           311,619
       711,144     Pool U91254..........................................      4.00%        04/01/43           741,850
     2,444,737     Pool U91619..........................................      4.00%        06/01/43         2,550,605
        72,601     Pool U92272..........................................      4.50%        12/01/43            77,476
       975,203     Pool U92432..........................................      4.00%        02/01/44         1,015,557
        73,197     Pool U95137..........................................      4.00%        08/01/43            76,352
       264,265     Pool U99045..........................................      3.50%        03/01/43           267,802
       296,971     Pool U99084..........................................      4.50%        02/01/44           316,914
       150,795     Pool U99091..........................................      4.50%        03/01/44           160,868
       205,307     Pool U99096..........................................      4.50%        05/01/44           219,091
     4,129,256     Pool U99134..........................................      4.00%        01/01/46         4,307,025
       918,942     Pool V80910..........................................      4.00%        12/01/43           957,966
                Federal National Mortgage Association
        91,848     Pool 190371..........................................      6.50%        07/01/36           101,850
        42,354     Pool 254636..........................................      5.00%        02/01/33            45,743
        60,814     Pool 255190..........................................      5.50%        05/01/34            67,024
        50,000     Pool 255984..........................................      4.50%        11/01/25            52,730
       289,404     Pool 256181..........................................      5.50%        03/01/36           308,698
       237,846     Pool 256576..........................................      5.50%        01/01/37           248,567
        76,636     Pool 256808..........................................      5.50%        07/01/37            79,631
       266,324     Pool 256936..........................................      6.00%        10/01/37           277,647
        42,467     Pool 257245..........................................      5.00%        06/01/18            43,096
        36,241     Pool 545759..........................................      6.50%        07/01/32            40,686
        18,557     Pool 555528..........................................      6.00%        04/01/33            20,939
        28,900     Pool 555851..........................................      6.50%        01/01/33            32,363
       124,859     Pool 633673..........................................      6.00%        06/01/32           138,935
       513,552     Pool 654686..........................................      6.00%        11/01/32           576,617
        18,635     Pool 665172..........................................      4.50%        06/01/18            18,801
       429,998     Pool 683246..........................................      5.50%        02/01/33           481,999
        13,063     Pool 722410..........................................      4.50%        07/01/18            13,179
       401,569     Pool 725014..........................................      5.50%        12/01/33           445,048
        45,114     Pool 725228..........................................      6.00%        03/01/34            51,068
        67,393     Pool 725690..........................................      6.00%        08/01/34            76,293
        29,729     Pool 725704..........................................      6.00%        08/01/34            33,651
       609,380     Pool 734922..........................................      4.50%        09/01/33           650,757
       839,210     Pool 735415..........................................      6.50%        12/01/32           946,491
       280,536     Pool 735503..........................................      6.00%        04/01/35           317,582
         8,152     Pool 745875..........................................      6.50%        09/01/36             9,216
        97,585     Pool 747097..........................................      6.00%        10/01/29           104,657
       748,848     Pool 758670..........................................      6.00%        09/01/34           846,750
        40,335     Pool 780962..........................................      4.50%        05/01/19            40,695
       728,103     Pool 788149..........................................      5.50%        05/01/33           803,850
       398,326     Pool 812741..........................................      5.50%        02/01/35           435,665
       606,892     Pool 827948..........................................      5.50%        05/01/35           664,183
        31,843     Pool 831663..........................................      6.00%        08/01/36            35,708
       119,421     Pool 831811..........................................      6.00%        09/01/36           134,205
       783,381     Pool 850000..........................................      5.50%        01/01/36           865,518
        97,599     Pool 871039..........................................      5.50%        02/01/37           101,834
       297,076     Pool 888001..........................................      5.50%        10/01/36           333,689
       228,905     Pool 888163..........................................      7.00%        12/01/33           262,321


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      410,113     Pool 888366..........................................      7.00%        04/01/37    $      474,217
        85,701     Pool 888435..........................................      5.50%        06/01/22            89,393
       829,956     Pool 889610..........................................      5.50%        06/01/38           909,200
       565,446     Pool 889834..........................................      5.00%        12/01/35           616,820
        29,521     Pool 890149..........................................      6.50%        10/01/38            32,947
        83,621     Pool 890231..........................................      5.00%        07/01/25            88,091
       376,330     Pool 890314..........................................      5.50%        12/01/22           388,144
        50,336     Pool 890378..........................................      6.00%        05/01/24            53,113
     1,713,781     Pool 890556..........................................      4.50%        10/01/43         1,846,042
       100,126     Pool 890588..........................................      4.50%        09/01/41           106,673
     1,476,354     Pool 890736..........................................      5.00%        07/01/30         1,585,168
       322,184     Pool 905917..........................................      5.50%        01/01/37           358,621
       104,759     Pool 912926..........................................      6.00%        07/01/37           119,281
        26,216     Pool 916916..........................................      6.00%        05/01/37            29,575
       136,679     Pool 922386..........................................      5.50%        01/01/37           140,931
        22,923     Pool 930562..........................................      5.00%        02/01/39            25,102
         1,350     Pool 931150..........................................      5.00%        05/01/39             1,459
       240,374     Pool 931565..........................................      5.00%        07/01/39           259,986
       248,358     Pool 931808..........................................      5.50%        08/01/39           272,308
       210,172     Pool 953115..........................................      5.50%        11/01/38           228,430
       303,198     Pool 962556..........................................      5.00%        04/01/23           318,983
       111,435     Pool 973561..........................................      5.00%        03/01/23           117,217
       111,703     Pool 976871..........................................      6.50%        08/01/36           125,543
        58,758     Pool 995002..........................................      5.00%        07/01/37            63,479
        31,742     Pool 995097..........................................      6.50%        10/01/37            35,474
       178,330     Pool 995149..........................................      6.50%        10/01/38           199,883
        78,342     Pool 995228..........................................      6.50%        11/01/38            86,886
       482,158     Pool 995252..........................................      5.00%        12/01/23           502,886
       145,859     Pool 995259..........................................      6.50%        11/01/23           154,760
        42,143     Pool AA0916..........................................      5.00%        08/01/37            45,335
         9,066     Pool AA1740..........................................      5.00%        01/01/39             9,797
         2,045     Pool AA3267..........................................      5.00%        02/01/39             2,211
       163,405     Pool AA3303..........................................      5.50%        06/01/38           177,035
       324,907     Pool AB0460..........................................      5.50%        02/01/37           350,341
       406,660     Pool AB0731..........................................      4.00%        06/01/39           423,213
        47,554     Pool AB1576..........................................      4.00%        10/01/20            48,705
       867,133     Pool AB1801..........................................      4.00%        11/01/40           903,717
       106,611     Pool AB1953..........................................      4.00%        12/01/40           111,421
        82,191     Pool AB2092..........................................      4.00%        01/01/41            85,945
        97,061     Pool AB2133..........................................      4.00%        01/01/26           100,968
       266,215     Pool AB2265..........................................      4.00%        02/01/41           278,607
       194,140     Pool AB2275..........................................      4.50%        02/01/41           206,911
        41,395     Pool AB2467..........................................      4.50%        03/01/41            44,297
     1,761,747     Pool AB2506..........................................      5.00%        03/01/41         1,908,265
     2,773,163     Pool AB2959..........................................      4.50%        07/01/40         2,923,895
        92,776     Pool AB3284..........................................      5.00%        07/01/41           100,325
       164,203     Pool AB4937..........................................      3.50%        04/01/42           166,785
       182,990     Pool AB5174..........................................      3.50%        05/01/42           185,864
     1,114,602     Pool AB5500..........................................      3.50%        07/01/42         1,132,129
       189,653     Pool AB5919..........................................      3.00%        08/01/42           186,990
       127,461     Pool AB6632..........................................      3.50%        10/01/42           129,420


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      381,141     Pool AB6671..........................................      3.00%        10/01/42    $      375,791
       458,501     Pool AB7765..........................................      3.00%        02/01/43           452,077
       332,263     Pool AB7859..........................................      3.50%        02/01/43           337,315
       251,594     Pool AB8143..........................................      5.00%        01/01/38           272,032
     1,920,641     Pool AB8289..........................................      4.50%        04/01/42         2,039,170
       773,881     Pool AB8676..........................................      3.50%        05/01/42           773,301
     3,364,728     Pool AB9196..........................................      3.50%        05/01/43         3,408,644
        52,522     Pool AB9382..........................................      4.00%        05/01/43            54,795
     1,273,329     Pool AB9551..........................................      3.00%        06/01/43         1,255,462
       642,051     Pool AB9615..........................................      4.00%        06/01/33           670,142
        76,641     Pool AB9683..........................................      4.00%        06/01/43            79,767
        98,886     Pool AB9959..........................................      4.00%        07/01/43           103,083
       145,476     Pool AC1232..........................................      5.00%        07/01/24           152,961
     1,245,613     Pool AC2946..........................................      5.00%        09/01/39         1,347,360
       146,770     Pool AC3236..........................................      5.00%        09/01/39           159,735
       482,363     Pool AC3267..........................................      5.50%        09/01/39           533,777
       184,513     Pool AC5446..........................................      5.00%        11/01/39           199,570
        62,634     Pool AD0149..........................................      5.29%        06/01/18            62,975
     1,442,940     Pool AD0163..........................................      6.00%        11/01/34         1,628,261
       590,102     Pool AD0217..........................................      6.00%        08/01/37           668,310
       425,742     Pool AD0218..........................................      6.00%        09/01/36           478,447
        16,680     Pool AD0440..........................................      6.00%        10/01/39            18,826
       967,095     Pool AD0889..........................................      6.00%        09/01/24         1,013,713
       796,143     Pool AD4317..........................................      4.00%        04/01/40           826,876
        44,265     Pool AD5222..........................................      4.50%        05/01/30            46,834
       155,771     Pool AD5583..........................................      5.00%        04/01/40           166,700
       119,905     Pool AD6938..........................................      4.50%        06/01/40           128,314
       227,434     Pool AD7110..........................................      5.00%        07/01/40           243,001
       130,554     Pool AD7137..........................................      5.50%        07/01/40           146,753
        50,117     Pool AD8526..........................................      4.50%        08/01/40            53,544
       496,184     Pool AE0137..........................................      4.50%        03/01/36           525,988
        60,557     Pool AE0383..........................................      4.50%        09/01/25            63,087
       333,407     Pool AE0504..........................................      4.50%        11/01/40           355,318
     9,299,611     Pool AE0670..........................................      5.50%        02/01/39        10,272,710
       197,321     Pool AE0677..........................................      6.00%        07/01/36           222,879
       153,945     Pool AE1798..........................................      5.00%        09/01/40           165,112
       175,336     Pool AE4476..........................................      4.00%        03/01/41           182,017
       243,513     Pool AE7005..........................................      4.00%        10/01/40           252,898
       136,500     Pool AE8075..........................................      4.00%        12/01/40           142,275
        54,719     Pool AE9284..........................................      4.00%        11/01/40            56,829
     1,111,536     Pool AE9959..........................................      5.00%        03/01/41         1,203,964
        44,234     Pool AH0057..........................................      4.50%        02/01/41            47,260
       601,012     Pool AH0943..........................................      4.00%        12/01/40           627,391
     1,004,804     Pool AH0979..........................................      3.50%        01/01/41         1,016,745
       475,108     Pool AH1089..........................................      4.00%        11/01/40           496,141
       210,650     Pool AH1141..........................................      4.50%        12/01/40           224,233
        27,090     Pool AH1568..........................................      4.50%        12/01/40            28,872
       232,770     Pool AH4404..........................................      4.00%        01/01/41           241,676
       424,169     Pool AH7192..........................................      5.00%        02/01/41           453,202
       150,315     Pool AH7204..........................................      4.00%        03/01/41           156,043
        73,110     Pool AH8090..........................................      4.50%        06/01/41            77,917


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      263,023     Pool AH8871..........................................      5.00%        04/01/41    $      281,026
        55,624     Pool AH9677..........................................      5.00%        04/01/41            59,431
        72,261     Pool AI1190..........................................      4.50%        04/01/41            77,201
       172,707     Pool AI1191..........................................      4.50%        04/01/41           185,641
       102,380     Pool AI1969..........................................      4.50%        05/01/41           109,392
       698,328     Pool AI4268..........................................      5.00%        06/01/41           750,946
       397,301     Pool AI6093..........................................      4.50%        06/01/31           420,204
       106,204     Pool AI6503..........................................      5.00%        11/01/39           113,473
        53,848     Pool AI6581..........................................      4.50%        07/01/41            57,241
        42,062     Pool AI7800..........................................      4.50%        07/01/41            44,943
       721,092     Pool AI8448..........................................      4.50%        08/01/41           768,525
       265,052     Pool AI8779..........................................      4.00%        11/01/41           275,151
       521,821     Pool AI9114..........................................      4.00%        06/01/42           545,100
     2,853,319     Pool AI9124..........................................      4.00%        08/01/42         2,980,607
     2,187,842     Pool AI9158..........................................      6.50%        01/01/41         2,569,517
        35,679     Pool AJ4756..........................................      4.00%        10/01/41            37,405
        47,627     Pool AJ5301..........................................      4.00%        11/01/41            49,632
        48,391     Pool AJ5424..........................................      4.00%        11/01/41            50,730
        34,031     Pool AJ5736..........................................      4.00%        12/01/41            35,673
        40,057     Pool AJ6061..........................................      4.00%        12/01/41            41,990
        39,554     Pool AJ7538..........................................      4.00%        01/01/42            41,462
        57,086     Pool AJ8104..........................................      4.00%        12/01/41            59,841
        24,484     Pool AJ8203..........................................      4.50%        01/01/42            26,161
        41,228     Pool AJ8341..........................................      4.00%        12/01/41            43,217
        37,718     Pool AJ8369..........................................      4.00%        01/01/42            39,539
        55,698     Pool AJ8436..........................................      4.00%        12/01/41            58,382
        34,590     Pool AJ9162..........................................      4.00%        01/01/42            36,259
     1,305,307     Pool AJ9332..........................................      4.00%        01/01/42         1,362,106
       114,305     Pool AJ9333..........................................      4.00%        01/01/42           119,109
        59,731     Pool AK0543..........................................      4.00%        01/01/42            62,613
        49,993     Pool AK1827..........................................      4.00%        01/01/42            52,406
       914,736     Pool AK3103..........................................      4.00%        02/01/42           953,187
       316,948     Pool AK4520..........................................      4.00%        03/01/42           328,970
       267,699     Pool AK5555..........................................      4.00%        04/01/42           277,871
        25,945     Pool AL0147..........................................      4.00%        04/01/41            27,154
       198,093     Pool AL0212..........................................      5.50%        02/01/38           218,058
       399,564     Pool AL0241..........................................      4.00%        04/01/41           414,833
       148,761     Pool AL0399..........................................      6.00%        08/01/24           156,060
        65,400     Pool AL0446..........................................      6.00%        05/01/24            68,900
       202,966     Pool AL0677..........................................      5.00%        07/01/41           219,698
        63,337     Pool AL0815..........................................      4.00%        09/01/41            66,399
       301,577     Pool AL0913..........................................      6.00%        07/01/41           340,538
        57,141     Pool AL1195..........................................      6.00%        09/01/23            60,700
        58,398     Pool AL1948..........................................      4.00%        01/01/42            60,939
        88,739     Pool AL1953..........................................      4.50%        01/01/27            92,541
       173,532     Pool AL2142..........................................      6.50%        09/01/38           196,261
     1,651,347     Pool AL2392..........................................      3.50%        08/01/42         1,677,289
       801,074     Pool AL2551..........................................      3.50%        10/01/42           813,588
       541,767     Pool AL2589..........................................      5.50%        05/01/25           562,773
       121,806     Pool AL2892..........................................      3.50%        12/01/42           123,751
       351,637     Pool AL3036..........................................      6.00%        02/01/38           398,183


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$    1,006,977     Pool AL3093..........................................      3.50%        02/01/43    $    1,022,473
        37,224     Pool AL3154..........................................      3.00%        02/01/43            36,702
       148,479     Pool AL3484..........................................      4.50%        10/01/42           158,241
        65,567     Pool AL4741..........................................      4.50%        01/01/44            69,586
        58,795     Pool AL4962..........................................      6.00%        05/01/24            62,333
     1,653,288     Pool AL5315..........................................      4.00%        06/01/42         1,722,638
       262,571     Pool AL5616..........................................      5.50%        09/01/41           287,931
     1,158,321     Pool AL5760..........................................      4.00%        09/01/43         1,208,293
       976,077     Pool AL5890..........................................      4.50%        03/01/43         1,040,322
       694,706     Pool AL6031..........................................      4.00%        10/01/44           724,826
       140,283     Pool AL6057..........................................      6.00%        08/01/24           143,667
       179,037     Pool AL6167..........................................      3.50%        01/01/44           181,374
       213,784     Pool AL6449..........................................      4.50%        01/01/27           221,321
        27,311     Pool AL6889..........................................      4.50%        02/01/45            29,180
        64,426     Pool AL7046..........................................      3.50%        06/01/45            65,368
       525,199     Pool AL7231..........................................      3.50%        08/01/45           532,866
       422,031     Pool AL7306..........................................      4.50%        09/01/42           449,628
       979,395     Pool AL7449..........................................      8.50%        12/01/37         1,172,636
       253,337     Pool AL8139..........................................      4.00%        02/01/32           261,916
       922,529     Pool AL8174..........................................      3.50%        02/01/46           934,914
       124,220     Pool AL8353..........................................      3.50%        08/01/44           126,044
     1,202,944     Pool AL8743..........................................      4.50%        06/01/46         1,283,197
       115,362     Pool AL8934..........................................      4.00%        10/01/33           120,088
       341,681     Pool AL9225..........................................      6.00%        01/01/42           392,624
       279,073     Pool AL9226..........................................      5.50%        12/01/41           313,963
        82,857     Pool AO2976..........................................      3.50%        05/01/42            84,159
     6,593,342     Pool AO3529..........................................      4.00%        06/01/42         6,868,783
        85,722     Pool AO4133..........................................      3.50%        06/01/42            87,069
       280,345     Pool AO6713..........................................      4.00%        06/01/42           292,497
     1,399,161     Pool AO8106..........................................      4.00%        08/01/42         1,457,895
       929,237     Pool AO8167..........................................      4.00%        09/01/42           967,910
       317,181     Pool AP0495..........................................      3.50%        08/01/42           322,136
       306,527     Pool AP1197..........................................      3.50%        09/01/42           311,347
     2,113,863     Pool AP2109..........................................      4.00%        08/01/32         2,206,308
        60,612     Pool AP4710..........................................      3.50%        08/01/42            61,404
        37,875     Pool AP4795..........................................      3.50%        09/01/42            38,469
       165,171     Pool AP5113..........................................      4.00%        09/01/42           172,298
       569,773     Pool AP7963..........................................      4.00%        09/01/42           595,353
       177,027     Pool AP8813..........................................      3.50%        11/01/42           179,353
     3,361,778     Pool AQ0411..........................................      3.50%        10/01/42         3,415,475
     1,459,158     Pool AQ0535..........................................      3.00%        11/01/42         1,438,677
     1,202,820     Pool AQ1534..........................................      3.50%        10/01/32         1,221,724
     1,665,142     Pool AQ1584..........................................      4.00%        11/01/42         1,742,993
     1,109,371     Pool AQ1607..........................................      3.50%        11/01/32         1,126,715
       761,829     Pool AQ3310..........................................      4.00%        11/01/42           793,809
     2,294,135     Pool AQ4086..........................................      4.00%        06/01/43         2,389,644
        97,036     Pool AQ9715..........................................      3.00%        01/01/43            95,407
       670,050     Pool AQ9999..........................................      3.00%        02/01/43           658,787
        67,575     Pool AR4445..........................................      3.00%        03/01/43            66,437
       500,892     Pool AR7961..........................................      3.50%        03/01/33           508,727
        23,236     Pool AS0225..........................................      4.00%        08/01/43            24,192


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      503,100     Pool AS5236..........................................      4.00%        05/01/45    $      514,699
     1,821,490     Pool AS5515..........................................      3.50%        06/01/30         1,869,042
     1,265,264     Pool AS7211..........................................      3.00%        04/01/46         1,239,370
     5,656,828     Pool AS8982..........................................      4.50%        03/01/47         6,005,977
     2,706,185     Pool AS9194..........................................      4.50%        12/01/44         2,870,967
     1,377,055     Pool AS9244..........................................      4.50%        08/01/39         1,458,027
     1,092,781     Pool AS9990..........................................      4.50%        07/01/47         1,153,878
       378,001     Pool AS9994..........................................      4.50%        04/01/47           398,724
       216,427     Pool AT0332..........................................      3.00%        04/01/43           213,876
       956,272     Pool AT1747..........................................      3.00%        04/01/43           943,231
     4,239,798     Pool AT2720..........................................      3.00%        05/01/43         4,180,269
       267,896     Pool AT2887..........................................      3.50%        04/01/43           271,839
       941,019     Pool AT3892..........................................      3.00%        06/01/43           927,809
       575,209     Pool AT4180..........................................      3.50%        05/01/33           584,226
       355,383     Pool AT5914..........................................      3.50%        06/01/43           360,029
       183,194     Pool AT5915..........................................      4.00%        06/01/43           190,845
     1,028,354     Pool AT6303..........................................      4.00%        06/01/43         1,076,351
        68,388     Pool AT6306..........................................      4.00%        06/01/43            71,453
        72,821     Pool AT9657..........................................      4.00%        07/01/43            75,784
       327,478     Pool AU3751..........................................      4.00%        08/01/43           340,926
        73,175     Pool AU4386..........................................      4.00%        10/01/43            76,170
       232,896     Pool AU5787..........................................      4.50%        09/01/43           249,799
       922,899     Pool AU6278..........................................      5.00%        11/01/43           990,818
       172,401     Pool AU6743..........................................      4.00%        10/01/43           179,451
        41,122     Pool AW7401..........................................      5.00%        09/01/40            44,467
       290,863     Pool AX5312..........................................      4.00%        01/01/42           303,064
       515,690     Pool AX5443..........................................      5.00%        11/01/44           552,165
       377,367     Pool AY0013..........................................      4.50%        01/01/45           398,329
       951,156     Pool BA4113..........................................      3.00%        04/01/46           934,923
       557,264     Pool BC4490..........................................      5.00%        05/01/39           600,099
     1,207,115     Pool BE3631..........................................      4.50%        05/01/47         1,274,358
     4,813,519     Pool BH2633..........................................      5.00%        08/01/47         5,241,514
        62,279     Pool BH9428..........................................      4.50%        09/01/47            65,771
     5,278,296     Pool BM3013, 12 Mo. LIBOR + 1.54% (a)................      2.07%        07/01/44         5,390,325
       127,846     Pool MA0096..........................................      4.50%        06/01/29           135,231
         5,866     Pool MA0293..........................................      4.50%        01/01/30             6,206
        85,280     Pool MA0353..........................................      4.50%        03/01/30            90,224
     2,304,181     Pool MA0443..........................................      5.00%        05/01/30         2,462,547
       107,119     Pool MA0444..........................................      5.00%        06/01/40           115,844
       424,298     Pool MA0575..........................................      4.50%        11/01/30           448,807
       436,322     Pool MA0633..........................................      5.00%        01/01/41           472,675
       816,585     Pool MA1125..........................................      4.00%        07/01/42           850,523
       766,479     Pool MA1177..........................................      3.50%        09/01/42           776,481
     1,213,069     Pool MA1213..........................................      3.50%        10/01/42         1,228,911
     2,241,352     Pool MA1217..........................................      4.00%        10/01/42         2,334,865
        78,725     Pool MA1222..........................................      4.00%        10/01/32            82,267
       121,145     Pool MA1228..........................................      3.00%        09/01/42           119,103
       527,677     Pool MA1251..........................................      3.50%        11/01/42           534,563
       173,768     Pool MA1328..........................................      3.50%        01/01/43           176,037
     7,088,984     Pool MA1373..........................................      3.50%        03/01/43         7,181,662
     2,784,032     Pool MA1404..........................................      3.50%        04/01/43         2,820,366


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      414,071     Pool MA1437..........................................      3.50%        05/01/43    $      419,477
     2,399,152     Pool MA1463..........................................      3.50%        06/01/43         2,430,558
       432,830     Pool MA1508..........................................      3.50%        07/01/43           438,484
       882,039     Pool MA1510..........................................      4.00%        07/01/43           918,864
     1,629,536     Pool MA1546..........................................      3.50%        08/01/43         1,650,824
       132,560     Pool MA1591..........................................      4.50%        09/01/43           140,739
       898,852     Pool MA1629..........................................      4.50%        10/01/43           954,170
       142,986     Pool MA1664..........................................      4.50%        11/01/43           151,786
        69,116     Pool MA1711..........................................      4.50%        12/01/43            73,361
     1,153,797     Pool MA1866..........................................      4.50%        04/01/44         1,225,050
       952,739     Pool MA1900..........................................      4.50%        04/01/44         1,011,561
       629,152     Pool MA2024..........................................      4.00%        07/01/29           657,037
     1,671,133     Pool MA2099..........................................      3.50%        11/01/29         1,714,806
       802,201     Pool MA2454..........................................      3.50%        09/01/30           823,210
        14,506     Pool MA2509..........................................      3.00%        01/01/46            14,231
     2,531,903     Pool MA2695..........................................      4.00%        07/01/46         2,644,364
       919,183     Pool MA3101..........................................      4.50%        08/01/47           971,313
       517,641     Pool MA3123..........................................      5.00%        08/01/47           555,936
       746,367     Pool MA3205..........................................      5.00%        10/01/47           801,584
    15,000,000     Pool TBA ............................................      4.00%        02/13/40        15,495,118
    35,000,000     Pool TBA (f).........................................      4.50%        02/15/47        36,897,657
                Government National Mortgage Association
       142,152     Pool 3149............................................      6.00%        10/20/31           159,787
        87,624     Pool 3172............................................      6.00%        12/20/31            98,440
        98,386     Pool 3227............................................      6.00%        04/20/32           110,429
       763,857     Pool 3345............................................      5.00%        02/20/33           829,224
       110,159     Pool 3389............................................      5.00%        05/20/33           118,528
        38,464     Pool 3390............................................      5.50%        05/20/33            42,265
       433,020     Pool 3428............................................      5.00%        08/20/33           470,296
        96,023     Pool 3442............................................      5.00%        09/20/33           104,590
        39,758     Pool 3459............................................      5.50%        10/20/33            43,631
        19,810     Pool 3474............................................      6.00%        11/20/33            22,367
       139,620     Pool 3487............................................      5.00%        12/20/33           150,356
       280,392     Pool 3529............................................      5.00%        03/20/34           301,544
       100,987     Pool 3555............................................      5.00%        05/20/34           108,651
       154,128     Pool 3596............................................      5.50%        08/20/34           169,135
       137,019     Pool 3786............................................      5.50%        11/20/35           150,065
        94,738     Pool 3807............................................      5.50%        01/20/36           103,285
       661,983     Pool 4251............................................      5.50%        10/20/23           694,706
       243,607     Pool 487108..........................................      6.00%        04/15/29           272,499
        99,665     Pool 553144..........................................      5.50%        04/15/33           109,899
        53,725     Pool 589331..........................................      6.00%        10/15/22            56,572
       271,053     Pool 604338..........................................      5.00%        05/15/33           292,353
       236,311     Pool 604897..........................................      5.00%        12/15/33           254,926
       277,754     Pool 605389..........................................      5.00%        04/15/34           299,515
       473,003     Pool 615403..........................................      4.50%        08/15/33           506,705
        21,096     Pool 627123..........................................      5.50%        03/15/34            23,259
       149,387     Pool 638704..........................................      5.50%        11/15/36           164,698
       282,092     Pool 653143..........................................      4.90%        04/15/36           300,073
       405,068     Pool 658324..........................................      5.50%        03/15/37           443,909
       379,440     Pool 677190..........................................      5.00%        06/15/38           409,161


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$       43,401     Pool 687833..........................................      6.00%        08/15/38    $       48,307
        62,464     Pool 706840..........................................      4.50%        05/15/40            67,116
       216,661     Pool 706855..........................................      4.50%        09/15/40           232,924
       473,067     Pool 711483..........................................      4.00%        01/15/40           498,234
       192,318     Pool 711543..........................................      4.00%        11/15/40           202,578
     1,242,616     Pool 711563..........................................      4.50%        03/15/41         1,335,850
       576,380     Pool 723216..........................................      4.50%        08/15/40           613,695
       150,014     Pool 723248..........................................      5.00%        10/15/39           162,438
       588,333     Pool 724230..........................................      5.00%        08/15/39           634,835
       173,480     Pool 724267..........................................      5.00%        09/15/39           187,073
       437,337     Pool 724340..........................................      4.50%        09/15/39           468,954
       178,128     Pool 725272..........................................      4.50%        11/15/39           188,642
       115,852     Pool 726394..........................................      4.50%        10/15/39           124,141
       101,589     Pool 728921..........................................      4.50%        12/15/24           107,294
       442,032     Pool 733595..........................................      4.50%        04/15/40           472,445
       215,452     Pool 733733..........................................      5.00%        06/15/40           230,740
     1,316,763     Pool 736317..........................................      4.25%        06/20/36         1,387,679
       220,802     Pool 736617..........................................      4.00%        12/15/35           230,194
     2,011,413     Pool 737673..........................................      4.50%        11/15/40         2,141,509
       434,255     Pool 737996..........................................      4.00%        02/15/41           456,520
       135,150     Pool 739341..........................................      3.50%        10/15/41           138,418
       348,434     Pool 743673..........................................      4.50%        07/15/40           372,967
       649,519     Pool 745478..........................................      5.00%        08/20/40           684,651
        56,240     Pool 748939..........................................      4.00%        09/20/40            58,712
       190,961     Pool 754384..........................................      4.50%        03/20/42           200,003
        27,993     Pool 781328..........................................      7.00%        09/15/31            29,571
       323,383     Pool 781623..........................................      5.00%        06/15/33           348,830
       114,457     Pool 781697..........................................      6.00%        11/15/33           129,194
        68,966     Pool 781783..........................................      5.50%        08/15/19            70,112
       229,305     Pool 781824..........................................      5.50%        11/15/34           252,811
        24,434     Pool 781862..........................................      5.50%        01/15/35            26,943
       130,080     Pool 782070..........................................      7.00%        06/15/32           145,517
       366,054     Pool 782133..........................................      6.00%        01/15/22           382,590
       238,856     Pool 782259..........................................      5.00%        02/15/36           257,666
       125,045     Pool 782810..........................................      4.50%        11/15/39           134,209
       215,821     Pool 783091..........................................      5.50%        06/15/40           240,349
       141,884     Pool 783220..........................................      5.50%        09/15/24           148,908
       356,327     Pool 783375..........................................      5.00%        08/15/41           384,263
       503,770     Pool 783760..........................................      5.00%        02/15/42           543,290
       147,018     Pool AE6975..........................................      3.00%        08/20/43           145,941
       127,214     Pool AG8899..........................................      4.00%        12/20/43           131,868
     2,652,463     Pool AI6317..........................................      4.50%        06/20/44         2,776,477
     1,374,926     Pool AK2389..........................................      4.50%        11/20/44         1,451,048
     1,160,709     Pool AN4469..........................................      5.00%        12/15/40         1,232,155
     1,027,764     Pool AR8421..........................................      5.00%        10/20/41         1,085,286
     2,437,411     Pool BB1216..........................................      4.50%        06/20/47         2,632,031
     1,387,116     Pool BB4731..........................................      4.00%        07/20/47         1,438,030
     1,104,104     Pool BB4757..........................................      4.00%        08/20/47         1,155,045
       994,596     Pool BB4769..........................................      4.00%        08/20/47         1,040,484
       465,749     Pool MA2077..........................................      5.50%        07/20/44           505,270
        79,383     Pool MA2215..........................................      3.50%        09/20/44            80,098


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$      763,487     Pool MA2829..........................................      5.00%        05/20/45    $      806,736
       103,407     Pool MA3380..........................................      5.50%        01/20/46           112,487
       538,042     Pool MA3459..........................................      6.00%        08/20/39           594,010
       563,581     Pool MA3525..........................................      5.50%        03/20/46           620,142
       677,760     Pool MA3941..........................................      5.50%        09/20/46           732,929
     1,503,640     Pool MA4076..........................................      7.00%        01/20/39         1,705,302
                                                                                                       --------------
                                                                                                          362,996,916
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................     691,705,513
                (Cost $702,252,016)                                                                    ==============

ASSET-BACKED SECURITIES -- 6.0%

                AFC Trust
        10,073     Series 1999-4, Class 3A, 1 Mo. LIBOR +
                     0.95% (a) (g)......................................      2.51%        12/26/29            10,101
                Bear Stearns Asset-Backed Securities Trust
        22,901     Series 2002-1, Class 1A5 ............................      6.89%        12/25/34            23,704
       125,178     Series 2002-1, Class M1, 1 Mo. LIBOR + 1.20% (a).....      2.76%        12/25/34           125,315
        51,422     Series 2006-2, Class M1, 1 Mo. LIBOR + 0.42% (a).....      1.98%        07/25/36            51,558
                BNC Mortgage Loan Trust
     3,714,459     Series 2007-1, Class A3, 1 Mo. LIBOR + 0.10% (a).....      1.66%        03/25/37         3,720,610
         2,677     Series 2007-2, Class A2, 1 Mo. LIBOR + 0.10% (a).....      1.66%        05/25/37             2,683
                Centex Home Equity Loan Trust
           251     Series 2004-C, Class AF6 (h).........................      5.38%        06/25/34               252
                CIT Home Equity Loan Trust
        79,788     Series 2003-1, Class A6 (h)..........................      4.56%        10/20/32            81,383
                Citicorp Residential Mortgage Trust
       136,694     Series 2007-2, Class A6 (h)..........................      5.23%        06/25/37           140,163
                Citigroup Global Markets Mortgage Securities VII, Inc.
         4,969     Series 1998-AQ1, Class A6............................      6.63%        06/25/28             5,035
                Conseco Financial Corp.
         1,402     Series 1993-3, Class A7..............................      6.40%        10/15/18             1,405
                Credit-Based Asset Servicing & Securitization LLC
        55,536     Series 2005-CB8, Class AF2 (h).......................      3.81%        12/25/35            55,456
                CWABS Revolving Home Equity Loan Trust
        23,716     Series 2004-E, Class 2A, 1 Mo. LIBOR + 0.26% (a).....      1.82%        06/15/29            22,857
        57,960     Series 2004-K, Class 2A, 1 Mo. LIBOR + 0.30% (a).....      1.86%        02/15/34            54,766
                CWHEQ Home Equity Loan Trust
        70,466     Series 2007-S2, Class A3 (c).........................      5.81%        05/25/37            71,266
        58,920     Series 2007-S2, Class A6.............................      5.78%        05/25/37            59,998
                First Alliance Mortgage Loan Trust
        64,290     Series 1999-1, Class A1..............................      7.18%        06/20/30            64,618
                First Franklin Mortgage Loan Trust
        92,446     Series 2004-FF2, Class M2, 1 Mo. LIBOR + 0.75% (a)...      2.31%        03/25/34            89,021
                GMACM Home Equity Loan Trust
       117,946     Series 2000-HE2, Class A1, 1 Mo. LIBOR + 0.44% (a)...      2.00%        06/25/30           102,241
       357,851     Series 2004-HE1, Class A3, 1 Mo. LIBOR + 0.50% (a)...      2.06%        06/25/34           344,372
                GreenPoint Home Equity Loan Trust
        61,571     Series 2004-3, Class A, 1 Mo. LIBOR + 0.46% (a)......      2.02%        03/15/35            60,477
                GSAA Home Equity Trust
        55,706     Series 2004-8, Class A3A, 1 Mo. LIBOR + 0.74% (a)....      2.30%        09/25/34            55,864


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
ASSET-BACKED SECURITIES (Continued)
                GSAMP Trust
 $     113,164     Series 2005-SEA2, Class A1,
                     1 Mo. LIBOR + 0.35% (a) (g)........................      1.91%        01/25/45    $      113,292
                Long Beach Mortgage Loan Trust
        19,998     Series 2006-WL1, Class 1A3, 1 Mo. LIBOR + 0.33% (a)..      1.89%        01/25/46            20,088
                Morgan Stanley Dean Witter Capital I, Inc. Trust
         5,331     Series 2003-NC2, Class M2, 1 Mo. LIBOR + 3.00% (a)...      4.56%        02/25/33             5,304
                New Century Home Equity Loan Trust
        51,841     Series 2003-5, Class AI7 (e).........................      5.13%        11/25/33            53,135
                Park Place Securities, Inc. Asset-Backed Pass-Through
                   Certificates
     6,556,145     Series 2004-WCW2, Class M2, 1 Mo. LIBOR + 0.98% (a)..      2.54%        10/25/34         6,595,657
                Pretium Mortgage Credit Partners LLC
     6,638,624     Series 2017-NPL4, Class A1, steps up 08/27/20
                     to 6.25% (g) (i)...................................      3.25%        08/27/32         6,627,072
                RASC Trust
         4,881     Series 2004-KS1, Class AI6 (a).......................      4.27%        02/25/34             4,896
                Renaissance Home Equity Loan Trust
        40,899     Series 2004-4, Class AF4, steps up to 5.38% after
                     optional Termination Date (i)......................      4.88%        02/25/35            41,117
        13,127     Series 2005-4, Class A3, steps up to 6.07% after
                     Redemption Date (i)................................      5.57%        02/25/36            13,163
                Saxon Asset Securities Trust
        28,814     Series 2003-1, Class AF6 (i).........................      4.73%        06/25/33            29,174
        22,399     Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)....      3.47%        08/25/35            22,307
                Structured Asset Securities Corp. Mortgage Pass-Through
                   Certificates
        14,117     Series 2004-23XS, Class 1A4..........................      5.43%        01/25/35            14,363
                Terwin Mortgage Trust
        10,869     Series 2006-5, Class 2A2, 1 Mo. LIBOR +
                     0.21% (a) (g)......................................      1.76%        06/25/37            10,848
                UCFC Home Equity Loan Trust
       270,147     Series 1998-D, Class MF1.............................      6.91%        04/15/30           278,894
                VOLT LLC
        37,311     Series 2015-NP14, Class A1, steps up 12/25/18
                     to 7.375% (g) (i)..................................      4.38%        11/27/45            37,452
     6,785,502     Series 2015-NPL8, Class A1, steps up 06/25/18
                     to 6.50% (g) (i)...................................      3.50%        06/26/45         6,809,321
    14,091,526     Series 2017-NP11, Class A1, steps up 10/25/20
                     to 6.375% (g) (i)..................................      3.38%        10/25/47        14,105,501
     1,436,073     Series 2017-NPL2, Class A1, steps up 03/25/20
                     to 6.50% (g) (i)...................................      3.50%        03/25/47         1,440,329
     1,253,093     Series 2017-NPL3, Class A1, steps up 03/25/20
                     to 6.50% (g) (i)...................................      3.50%        03/25/47         1,258,668
     1,288,857     Series 2017-NPL4, Class A1, steps up 04/25/20
                     to 6.375% (g) (i)..................................      3.38%        04/25/47         1,294,766
     1,535,118     Series 2017-NPL5, Class A1, steps up 05/25/20
                     to 6.375% (g) (i)..................................      3.38%        05/28/47         1,539,680
     3,857,111     Series 2017-NPL7, Class A1, steps up 06/25/20
                     to 6.25% (g) (i)...................................      3.25%        06/25/47         3,863,398
     4,896,787     Series 2017-NPL8, Class A1,
                     1 Mo. LIBOR + 0.82% (a) (g)........................      3.13%        06/25/47         4,900,180
     4,753,358     Series 2017-NPL9, Class A1, steps up 09/25/20
                     to 6.125% (g) (i)..................................      3.13%        09/25/47         4,753,715
                                                                                                       --------------
                TOTAL ASSET-BACKED SECURITIES........................................................      58,975,465
                (Cost $58,902,257)                                                                     --------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 4.1%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.1%
                Adjustable Rate Mortgage Trust
$       24,784     Series 2004-1, Class 2A1 (c).........................      3.47%        01/25/35    $       25,055
     1,860,273     Series 2005-5, Class 6A21, 1 Mo. LIBOR + 0.23% (a)...      2.01%        09/25/35         1,862,054
                Alternative Loan Trust
       479,861     Series 2003-9T1, Class A7............................      5.50%        07/25/33           489,650
       111,555     Series 2003-J3, Class 2A1............................      6.25%        12/25/33           114,556
         1,739     Series 2004-3T1, Class A3............................      5.00%        05/25/34             1,745
        25,170     Series 2004-J5, Class 2A3, 1 Mo. LIBOR + 1.00% (a)...      2.56%        08/25/34            25,345
           437     Series 2004-J8, Class 4A1............................      6.00%        02/25/17               445
                American Home Mortgage Investment Trust
         7,742     Series 2004-3, Class 6A1, steps up to 5.32% on
                     Redemption Date (i)................................      4.82%        10/25/34             7,873
                ASG Resecuritization Trust
        30,902     Series 2009-3, Class A65 (c) (g).....................      2.94%        03/26/37            30,989
                Banc of America Funding Corp.
        55,714     Series 2008-R2, Class 1A2 (g)........................      6.00%        09/25/37            57,202
                Banc of America Funding Trust
         1,988     Series 2005-2, Class 2A4.............................      5.75%        04/25/35             2,121
                Banc of America Mortgage Trust
        65,528     Series 2005-11, Class 2A1............................      5.25%        12/25/20            65,761
       568,654     Series 2005-A, Class 2A2 (c).........................      3.55%        02/25/35           563,854
                BCAP LLC Trust
         2,579     Series 2009-RR14, Class 1A1 (c) (g)..................      6.00%        05/26/37             2,592
       556,372     Series 2009-RR5, Class 6A2 (c) (g)...................      3.66%        02/26/37           556,063
        62,876     Series 2009-RR5, Class 8A1 (g).......................      5.50%        11/26/34            64,872
        14,466     Series 2009-RR6, Class 2A1 (c) (g)...................      3.48%        08/26/35            14,491
        96,921     Series 2009-RR6, Class 3A1 (c) (g)...................      3.55%        12/26/37            97,177
       124,083     Series 2011-R11, Class 20A5 (c) (g)..................      3.54%        03/26/35           124,936
                CHL Mortgage Pass-Through Trust
        79,000     Series 2004-8, Class 1A7.............................      5.75%        07/25/34            81,249
       321,756     Series 2004-8, Class 2A1.............................      4.50%        06/25/19           325,439
         5,070     Series 2004-J1, Class 2A1............................      4.75%        01/25/19             5,089
           456     Series 2004-J5, Class A3.............................      5.50%        07/25/34               457
        18,233     Series 2005-5, Class A2..............................      5.50%        03/25/35            18,362
                Citigroup Global Markets Mortgage Securities VII, Inc.
           438     Series 2003-UP2, Class PO1, PO ......................       (b)         12/25/18               387
                Citigroup Mortgage Loan Trust
         9,788     Series 2003-1, Class WA2.............................      6.50%        06/25/31            10,024
         8,121     Series 2009-6, Class 6A1, 1 Mo. LIBOR +
                     0.25% (a) (g)......................................      1.80%        07/25/36             8,143
        58,620     Series 2010-3, Class 5A1 (g).........................      5.00%        10/25/35            58,835
                Credit Suisse First Boston Mortgage Securities Corp.
         6,635     Series 2003-11, Class 1A39...........................      5.25%        06/25/33             6,732
         1,803     Series 2003-25, Class 2A1............................      4.50%        10/25/18             1,805
        34,153     Series 2003-27, Class 6A1............................      5.00%        11/25/18            34,467
        26,974     Series 2003-AR18, Class 2A3 (c)......................      3.09%        07/25/33            27,013
        13,670     Series 2003-AR20, Class 2A1 (c)......................      3.39%        08/25/33            13,773
         2,680     Series 2004-3, Class 2A1.............................      5.00%        04/25/19             2,690
         9,900     Series 2004-5, Class 2A1.............................      5.00%        08/25/19             9,963
        10,784     Series 2004-AR8, Class 2A1 (c).......................      3.43%        09/25/34            10,784
       133,529     Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)....      1.86%        07/25/35           129,926
         4,000     Series 2005-7, Class 1A5.............................      5.15%        08/25/35             4,197
                Credit Suisse Mortgage Capital Certificates
       414,920     Series 2009-12R, Class 6A1 (g).......................      6.00%        05/27/37           425,645


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Credit Suisse Mortgage Capital Certificates (Continued)
$      689,813     Series 2009-12R, Class 15A1 (g)......................      6.00%        05/27/36    $      692,454
                CSFB Mortgage-Backed Pass-Through Certificates
        71,991     Series 2004-AR4, Class 5A2, 1 Mo. LIBOR + 0.74% (a)..      2.30%        05/25/34            71,532
                CSFB Mortgage-Backed Trust
         3,323     Series 2004-7, Class 6A1.............................      5.25%        10/25/19             3,359
                CSMC
        93,798     Series 2009-13R, Class 3A1 (c) (g)...................      3.31%        11/26/36            94,109
        24,841     Series 2009-15R, Class 2A1 (c) (g)...................      3.48%        10/26/36            25,052
     2,758,377     Series 2017-HL1, Class A3 (g)........................      3.50%        06/25/47         2,774,260
    19,204,660     Series 2017-HL2, Class A3 (g)........................      3.50%        10/25/47        19,260,315
                Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
         9,233     Series 2005-3, Class 1A1 (c).........................      3.40%        06/25/20             8,971
                Deutsche Mortgage Securities, Inc. REMIC Trust
       289,216     Series 2010-RS1, Class A1 (g)........................      6.00%        10/25/35           292,105
                FDIC Guaranteed Notes Trust
        44,167     Series 2010-S2, Class 3A, 1 Mo. LIBOR +
                     0.70% (a) (g)......................................      2.26%        12/29/45            44,234
                GMACM Mortgage Loan Trust
         3,277     Series 2003-J10, Class A1............................      4.75%        01/25/19             3,283
                GSMSC Pass-Through Trust
        49,531     Series 2009-3R, Class 2A1 (c) (g)....................      3.94%        07/25/35            49,683
                GSR Mortgage Loan Trust
        55,913     Series 2004-8F, Class 2A3............................      6.00%        09/25/34            57,759
       498,739     Series 2004-12, Class 3A6 (c)........................      3.56%        12/25/34           503,192
                HomeBanc Mortgage Trust
     1,558,370     Series 2005-2, Class M1, 1 Mo. LIBOR + 0.68% (a).....      2.24%        05/25/25         1,561,872
                Impac CMB Trust
        81,989     Series 2003-4, Class 1A1, 1 Mo. LIBOR + 0.64% (a)....      2.20%        10/25/33            81,345
       719,009     Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a).....      2.61%        10/25/34           676,976
                JP Morgan Resecuritization Trust
       508,355     Series 2009-7, Class 2A1 (g).........................      6.00%        02/27/37           511,129
         4,910     Series 2009-7, Class 5A1 (g).........................      6.00%        02/27/37             4,906
       271,956     Series 2009-7, Class 11A1 (c) (g)....................      3.64%        09/27/36           279,335
       818,381     Series 2009-7, Class 17A1 (c) (g)....................      5.39%        07/27/37           828,445
       121,534     Series 2010-4, Class 4A2 (c) (g).....................      2.96%        09/26/35           121,362
                JPMorgan Mortgage Trust
        17,230     Series 2004-S1, Class 1A2............................      4.50%        09/25/34            17,416
        40,185     Series 2004-S2, Class 5A1............................      5.50%        12/25/19            39,171
       182,351     Series 2014-IVR3, Class 2A1 (c) (g)..................      3.00%        09/25/44           182,531
                MASTR Alternative Loan Trust
         9,548     Series 2004-5, Class 4A1.............................      5.50%        07/25/19             9,675
        16,512     Series 2004-5, Class 5A1.............................      4.75%        06/25/19            16,572
         1,325     Series 2004-8, Class 7A1.............................      5.00%        09/25/19             1,335
         8,418     Series 2004-13, Class 8A1............................      5.50%        01/25/25             8,525
                MASTR Asset Securitization Trust
       262,553     Series 2003-11, Class 7A5............................      5.25%        12/25/33           266,229
       473,135     Series 2003-12, Class 1A1............................      5.25%        12/25/24           480,791
        70,094     Series 2003-12, Class 1A2............................      5.25%        12/25/24            69,601
        18,414     Series 2004-1, Class 30PO, PO .......................       (b)         02/25/34            15,731
        62,081     Series 2004-3, Class 1A3.............................      5.25%        03/25/24            62,744
                MASTR Seasoned Securitization Trust
        79,194     Series 2005-1, Class 3A1 (c) ........................      3.46%        10/25/32            79,432
         2,423     Series 2005-2, Class 3A1.............................      6.00%        11/25/17             2,441


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Merrill Lynch Mortgage Investors Trust MLCC
$        5,447     Series 2003-H, Class A3A (c) ........................      3.00%        01/25/29    $        5,450
                New Residential Mortgage Loan Trust
       324,059     Series 2014-2A, Class A3 (g).........................      3.75%        05/25/54           327,159
                Nomura Asset Acceptance Corp. Alternative Loan Trust
        27,650     Series 2004-AP3, Class A6............................      5.29%        10/25/34            28,345
        14,260     Series 2005-WF1, Class 2A5, steps up to 5.66% after
                     Redemption Date (i)................................      5.16%        03/25/35            14,770
                Prime Mortgage Trust
         1,000     Series 2003-3, Class A6..............................      5.50%        01/25/34             1,032
        12,059     Series 2004-1, Class 2A1.............................      4.50%        08/25/34            12,121
       143,405     Series 2004-2, Class A2..............................      4.75%        11/25/19           144,100
       294,922     Series 2004-2, Class A6..............................      5.00%        11/25/19           297,159
                RBSSP Resecuritization Trust
       154,241     Series 2009-6, Class 7A4, 1 Mo. LIBOR +
                     0.35% (a) (g)......................................      1.46%        07/26/36           154,541
       701,264     Series 2009-6, Class 9A4, 1 Mo. LIBOR +
                     0.45% (a) (g)......................................      2.00%        11/26/36           692,167
       160,032     Series 2009-6, Class 11A4, 1 Mo. LIBOR +
                     0.42% (a) (g)......................................      1.97%        08/26/36           158,584
        86,735     Series 2009-12, Class 15A1 (c) (g)...................      3.54%        10/26/35            87,931
        12,703     Series 2009-12, Class 17A1 (c) (g)...................      3.36%        10/25/35            12,800
                Residential Accredit Loans, Inc.
        22,421     Series 2003-QS20, Class CB...........................      5.00%        11/25/18            22,545
                Residential Asset Securitization Trust
           595     Series 2004-A3, Class A4.............................      5.25%        06/25/34               600
                RFMSI Trust
        12,004     Series 2003-S14, Class A5, 1 Mo. LIBOR + 0.40% (a)...      1.96%        07/25/18            11,978
        17,217     Series 2003-S15, Class A1............................      4.50%        08/25/18            17,263
        65,469     Series 2005-S3, Class A1.............................      4.75%        03/25/20            65,834
                Sequoia Mortgage Trust 4
     1,120,221     Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)......      2.25%        11/22/24         1,116,885
                Structured Asset Securities Corp.
         2,975     Series 2004-4XS, Class A3A (h).......................      5.30%        02/25/34             3,024
                Structured Asset Securities Corp. Mortgage Loan Trust
        45,135     Series 2002-9, Class A2, 1 Mo. LIBOR + 0.60% (a).....      2.16%        10/25/27            44,677
                Structured Asset Securities Corp. Mortgage Pass-Through
                   Certificates
        82,810     Series 2004-11XS, Class 1A6 (h)......................      5.47%        06/25/34            84,831
       155,107     Series 2004-S3, Class M1, 1 Mo. LIBOR + 0.98% (a)....      2.54%        11/25/34           155,403
                WaMu Mortgage Pass-Through Certificates Trust
        38,320     Series 2003-S3, Class 3A1............................      5.50%        05/25/33            40,875
         5,986     Series 2003-S5, Class 2A.............................      5.00%        06/25/18             6,006
        10,329     Series 2003-S6, Class 2A1............................      5.00%        07/25/18            10,375
         3,051     Series 2003-S7, Class A1.............................      4.50%        08/25/18             3,056
       318,723     Series 2003-S12, Class 3A............................      5.00%        11/25/18           321,597
        10,334     Series 2004-CB2, Class 5A............................      5.00%        07/25/19            10,396
         4,130     Series 2004-CB3, Class 3A............................      5.50%        10/25/19             4,171
         2,609     Series 2004-RS1, Class A11...........................      5.50%        11/25/33             2,742
                Washington Mutual MSC Mortgage Pass-Through Certificates
                   Trust
         2,642     Series 2003-MS1, Class CB4 (c) (g)...................      5.25%        02/25/18             2,659
           512     Series 2003-MS3, Class 2A1...........................      5.25%        03/25/18               514
                Wells Fargo Alternative Loan Trust
           462     Series 2007-PA5, Class 2A1...........................      6.00%        11/25/22               464
                Wells Fargo Mortgage Backed Securities Trust
         6,904     Series 2004-K, Class 2A12 (c)........................      3.47%        07/25/34             7,108
       126,259     Series 2004-L, Class A8 (c)..........................      3.48%        07/25/34           129,994


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
MORTGAGE-BACKED SECURITIES (Continued)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Wells Fargo Mortgage Backed Securities Trust (Continued)
$      192,327     Series 2004-X, Class 1A1 (c).........................      3.68%        11/25/34    $      194,684
       192,318     Series 2005-2, Class 2A1.............................      4.75%        04/25/20           195,186
       668,699     Series 2005-AR4, Class 1A3 (c).......................      3.45%        04/25/35           680,072
        87,085     Series 2005-AR10, Class 2A2 (c)......................      3.57%        06/25/35            89,592
       171,998     Series 2005-AR16, Class 4A2 (c)......................      3.46%        10/25/35           172,642
       102,420     Series 2007-14, Class 2A2............................      5.50%        10/25/22           104,905
                WinWater Mortgage Loan Trust
        93,718     Series 2015-A, Class A5 (e) (g)......................      3.50%        06/20/45            94,036
                                                                                                       --------------
                TOTAL MORTGAGE-BACKED SECURITIES.....................................................      40,009,906
                (Cost $40,094,592)                                                                     --------------

U.S. GOVERNMENT BONDS AND NOTES -- 3.5%

     5,000,000  U.S. Treasury Note .....................................      1.63%        03/31/19         4,978,906
    30,000,000  U.S. Treasury Note .....................................      1.63%        07/31/19        29,808,399
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES................................................      34,787,305
                (Cost $34,997,167)                                                                     --------------

    SHARES                                           DESCRIPTION                                           VALUE
--------------  -------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 1.9%

                CAPITAL MARKETS -- 1.9%
        92,800  iShares 20+ Year Treasury Bond ETF ..................................................      11,389,344
        70,402  iShares 7-10 Year Treasury Bond ETF .................................................       7,272,527
                                                                                                       --------------

                TOTAL EXCHANGE-TRADED FUNDS..........................................................      18,661,871
                (Cost $18,771,610)                                                                     --------------

MONEY MARKET FUNDS -- 17.7%

   174,798,266  Morgan Stanley Institutional Liquidity Fund - Treasury
                   Portfolio - Institutional Class - 1.21% (j) ......................................     174,798,266
                (Cost $174,798,266)                                                                    --------------

                Total Investments -- 103.5%..........................................................   1,018,938,326
                (Cost $1,029,815,908) (k)                                                              --------------

  NUMBER OF                                                  NOTIONAL       EXERCISE      EXPIRATION
  CONTRACTS                    DESCRIPTION                    AMOUNT          PRICE          DATE          VALUE
--------------  -----------------------------------------  -------------  -------------  ------------  --------------
CALL OPTIONS PURCHASED -- 0.0%
            15  U.S. Treasury Long Bond Futures Call.....  $   2,201,719  $      149.00    Apr 2018            13,828
                                                                                                       --------------
                Total Call Options Purchased ........................................................          13,828
                (Cost $12,487)                                                                         --------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT -- (12.5%)

                Federal National Mortgage Association
$  (82,500,000)    Pool TBA (f).........................................      3.00%        02/15/47    $  (80,866,115)
   (42,000,000)    Pool TBA (f).........................................      3.50%        02/15/47       (42,397,031)
                                                                                                       --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT...................    (123,263,146)
                (Proceeds $124,755,859)                                                                --------------

  NUMBER OF                                                  NOTIONAL       EXERCISE      EXPIRATION
  CONTRACTS                    DESCRIPTION                    AMOUNT          PRICE          DATE          VALUE
--------------  -----------------------------------------  -------------  -------------  ------------  --------------
PUT OPTIONS WRITTEN -- (0.0%)
             5  U.S. Treasury Long Bond Futures Put......  $     739,063  $      148.00    Mar 2018            (6,797)
                                                                                                       --------------
                Total Put Options Written............................................................          (6,797)
                (Premiums received $3,260)                                                             --------------

                NET OTHER ASSETS AND LIABILITIES -- 9.0%.............................................      88,871,531
                                                                                                       --------------
                NET ASSETS -- 100.0%.................................................................  $  984,553,742
                                                                                                       ==============

Futures Contracts at January 31, 2018 (see Note 2D - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                       UNREALIZED
                                                                                                      APPRECIATION
                                                        NUMBER OF      EXPIRATION      NOTIONAL      (DEPRECIATION)/
          FUTURES CONTRACTS               POSITION      CONTRACTS         DATE          VALUE            VALUE
--------------------------------------  ------------  -------------  --------------  ------------  ------------------
U.S. 10-Year Treasury Notes                Short             8          Mar-2018     $   (972,625)   $        6,201
U.S. Treasury Long Bond Futures            Short           241          Mar-2018      (35,622,813)          984,533
                                                                                     ------------    --------------
                                                                                      (36,595,438)          990,734
U.S. 5-Year Treasury Notes                 Long            450          Mar-2018       51,619,922          (101,486)
                                                                                     ------------    --------------
                                                                                     $ 15,024,484    $      889,248
                                                                                     ============    ==============

-----------------------------

(a)   Floating or variable rate security.

(b)   Zero coupon security.

(c) Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   Inverse floating rate security.

(e) Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(f) All or portion of this security is part of a mortgage dollar roll agreement (see Note 2I- Mortgage Dollar Rolls and TBA Transactions in the Notes to Portfolio of Investments).

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $74,895,065 or 7.6% of net assets.

(h) Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(i) Step-up security. A security where the coupon increases or steps up at a predetermined date.

(j)   Rate shown reflects yield as of January 31, 2018.


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2018 (UNAUDITED)


(k) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,766,910 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,264,727. The net unrealized depreciation was $8,497,817. The amounts presented are inclusive of derivative contracts. Interest-Only Security - Principal amount shown represents par value on which interest payments are IO - based.

LIBOR   -  London Interbank Offered Rate
PO      -  Principal-Only Security
STRIPS  -  Separate Trading of Registered Interest and Principal of Securities
TBA     -  To-Be-Announced Security

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                    ASSETS TABLE

                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        1/31/2018          PRICES          INPUTS          INPUTS
                                                      --------------   --------------   -------------   -------------
U.S. Government Agency Mortgage-Backed Securities...  $  691,705,513   $           --   $ 691,705,513   $          --
Asset-Backed Securities.............................      58,975,465               --      58,975,465              --
Mortgage-Backed Securities..........................      40,009,906               --      40,009,906              --
U.S. Government Bonds and Notes.....................      34,787,305               --      34,787,305              --
Exchange-Traded Funds*..............................      18,661,871       18,661,871              --              --
Money Market Funds..................................     174,798,266      174,798,266              --              --
                                                      --------------   --------------   -------------   -------------
Total Investments...................................   1,018,938,326      193,460,137     825,478,189              --
Call Options Purchased..............................          13,828           13,828              --              --
Futures Contracts...................................         990,734          990,734              --              --
                                                      --------------   --------------   -------------   -------------
Total...............................................  $1,019,942,888   $  194,464,699   $ 825,478,189   $          --
                                                      ==============   ==============   =============   =============

                                                  LIABILITIES TABLE

                                                                                           LEVEL 2         LEVEL 3
                                                          TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        1/31/2018          PRICES          INPUTS          INPUTS
                                                      --------------   --------------   -------------   -------------
Put Options Written.................................  $       (6,797)  $       (6,797)  $          --   $          --
Futures Contracts...................................        (101,486)        (101,486)             --              --
U.S. Government Agency Mortgage-Backed
   Securities Sold Short............................    (123,263,146)              --    (123,263,146)             --
                                                      --------------   --------------   -------------   -------------
Total...............................................  $ (123,371,429)  $     (108,283)  $(123,263,146)  $          --
                                                      ==============   ==============   =============   =============

*  See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Low Duration Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2018 (UNAUDITED)

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

           11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2018 (UNAUDITED)

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2018, the Fund had no when-issued or delayed-delivery securities. At January 31, 2018, the Fund held $156,024,982 of forward purchase commitments.

C. SHORT SALES

Short sales are utilized to manage interest rate and spread risk, and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2018 (UNAUDITED)

substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk and actively manage interest rate exposure. The primary risk exposure is interest rate risk.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities. The purchase of put options on futures contracts is analogous to the purchase of puts on securities so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

               FIRST TRUST LOW DURATION OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2018 (UNAUDITED)

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on futures contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

F. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Porfolio of Investments.

G. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO Security. These securities, if any, are identified on the Portfolio of Investments.

I. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchase and sale in the Fund. The Fund may also invest in to-be announced transactions ("TBA Transactions"). A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2017 through January 31, 2018), the notional value of futures contracts opened and closed were $378,895,301 and $414,602,807, respectively.

During the fiscal year-to-date period (November 1, 2017 through January 31,
2018), the premiums for purchased options contracts opened were $176,649 and the premiums for purchased options contracts closed, exercised and expired were $239,873.

During the fiscal year-to-date period (November 1, 2017 through January 31,
2018), the premiums for written options contracts opened were $46,850 and the premiums for written option contracts closed, exercised and expired were $43,590.

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS - 80.9%

                AEROSPACE & DEFENSE - 1.5%
$      463,000  Aerojet Rocketdyne Holdings, Inc. ......................      2.25%        12/15/23    $      583,082
       400,000  RTI International Metals, Inc. .........................      1.62%        10/15/19           473,080
                                                                                                       --------------
                                                                                                            1,056,162
                                                                                                       --------------

                AIR FREIGHT & LOGISTICS - 1.5%
       320,000  Air Transport Services Group, Inc. (a)..................      1.12%        10/15/24           337,317
       655,000  Atlas Air Worldwide Holdings, Inc. .....................      2.25%        06/01/22           735,602
                                                                                                       --------------
                                                                                                            1,072,919
                                                                                                       --------------

                AUTOMOBILES - 2.0%
       880,000  Tesla, Inc. ............................................      0.25%        03/01/19           978,719
       435,000  Tesla, Inc. ............................................      1.25%        03/01/21           501,370
                                                                                                       --------------
                                                                                                            1,480,089
                                                                                                       --------------

                BIOTECHNOLOGY - 3.8%
       120,000  BioMarin Pharmaceutical, Inc. ..........................      1.50%        10/15/20           140,880
       652,000  Exact Sciences Corp. ...................................      1.00%        01/15/25           637,646
       456,000  Insmed, Inc. ...........................................      1.75%        01/15/25           437,096
       524,000  Ionis Pharmaceuticals, Inc. ............................      1.00%        11/15/21           560,892
       449,000  Neurocrine Biosciences, Inc. (a)........................      2.25%        05/15/24           605,351
       286,000  Sarepta Therapeutics, Inc. (a)..........................      1.50%        11/15/24           330,636
                                                                                                       --------------
                                                                                                            2,712,501
                                                                                                       --------------

                BUILDING PRODUCTS - 0.5%
       363,000  Patrick Industries, Inc. (a)............................      1.00%        02/01/23           373,640
                                                                                                       --------------

                CHEMICALS - 0.7%
       425,000  RPM International, Inc. ................................      2.25%        12/15/20           493,540
                                                                                                       --------------

                COMMUNICATIONS EQUIPMENT - 0.9%
       145,000  Palo Alto Networks, Inc. ...............................       (b)         07/01/19           212,508
       460,000  Viavi Solutions, Inc. ..................................      0.62%        08/15/33           471,535
                                                                                                       --------------
                                                                                                              684,043
                                                                                                       --------------

                CONSTRUCTION & ENGINEERING - 0.4%
       235,000  Dycom Industries, Inc. .................................      0.75%        09/15/21           313,193
                                                                                                       --------------

                CONSTRUCTION MATERIALS - 0.7%
       500,000  Cemex SAB de CV.........................................      3.75%        03/15/18           512,812
                                                                                                       --------------

                ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
       440,000  II-VI, Inc. (a).........................................      0.25%        09/01/22           497,579
       174,000  Vishay Intertechnology, Inc. ...........................      2.25%        11/15/40           299,628
                                                                                                       --------------
                                                                                                              797,207
                                                                                                       --------------

                ENERGY EQUIPMENT & SERVICES - 1.0%
       496,000  Oil States International, Inc. (a)......................      1.50%        02/15/23           509,165
       201,000  Weatherford International Ltd. .........................      5.87%        07/01/21           209,917
                                                                                                       --------------
                                                                                                              719,082
                                                                                                       --------------

                EQUITY REAL ESTATE INVESTMENT TRUSTS - 2.7%
       570,000  Colony NorthStar, Inc. .................................      3.87%        01/15/21           556,062
       250,000  Empire State Realty OP LP (a)...........................      2.62%        08/15/19           270,125
       600,000  Extra Space Storage LP (a)..............................      3.12%        10/01/35           648,361
       360,000  IH Merger Sub LLC.......................................      3.00%        07/01/19           445,600
                                                                                                       --------------
                                                                                                            1,920,148
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
$      608,000  Insulet Corp. ..........................................      1.25%        09/15/21    $      853,502
       171,000  NuVasive, Inc. .........................................      2.25%        03/15/21           183,379
       295,000  Quidel Corp. ...........................................      3.25%        12/15/20           466,254
       570,000  Wright Medical Group, Inc. .............................      2.00%        02/15/20           592,088
                                                                                                       --------------
                                                                                                            2,095,223
                                                                                                       --------------

                HEALTH CARE PROVIDERS & SERVICES - 2.2%
       192,000  Anthem, Inc. ...........................................      2.75%        10/15/42           653,848
       555,000  Molina Healthcare, Inc. ................................      1.63%        08/15/44           899,621
                                                                                                       --------------
                                                                                                            1,553,469
                                                                                                       --------------

                HEALTH CARE TECHNOLOGY - 1.6%
       742,000  Allscripts Healthcare Solutions, Inc. ..................      1.25%        07/01/20           801,174
       315,000  Teladoc, Inc. (a).......................................      3.00%        12/15/22           365,739
                                                                                                       --------------
                                                                                                            1,166,913
                                                                                                       --------------

                HOTELS, RESTAURANTS & LEISURE - 1.7%
       418,000  Caesars Entertainment Corp. ............................      5.00%        10/01/24           880,038
       334,000  China Lodging Group Ltd. (a)............................      0.38%        11/01/22           369,365
                                                                                                       --------------
                                                                                                            1,249,403
                                                                                                       --------------

                HOUSEHOLD DURABLES - 0.8%
       466,000  KB Home.................................................      1.38%        02/01/19           567,667
                                                                                                       --------------

                INTERNET & DIRECT MARKETING RETAIL - 4.2%
       440,000  Ctrip.com International Ltd. ...........................      1.00%        07/01/20           472,559
       650,000  Liberty Expedia Holdings, Inc. (a)......................      1.00%        06/30/47           658,383
       109,000  Priceline Group, Inc./The...............................      1.00%        03/15/18           220,140
       355,000  Priceline Group, Inc./The...............................      0.35%        06/15/20           527,176
       970,000  Priceline Group, Inc./The...............................      0.90%        09/15/21         1,165,820
                                                                                                       --------------
                                                                                                            3,044,078
                                                                                                       --------------

                INTERNET SOFTWARE & SERVICES - 6.8%
       575,000  Altaba, Inc. ...........................................       (b)         12/01/18           866,899
       246,000  Envestnet, Inc. ........................................      1.75%        12/15/19           264,728
       465,000  IAC FinanceCo., Inc. (a)................................      0.88%        10/01/22           532,524
       764,000  Nutanix, Inc. (a).......................................       (b)         01/15/23           747,032
       445,000  VeriSign, Inc. (c)......................................      4.70%        08/15/37         1,493,452
       569,000  Weibo Corp. (a).........................................      1.25%        11/15/22           688,041
       290,000  Zillow Group, Inc. .....................................      2.00%        12/01/21           326,987
                                                                                                       --------------
                                                                                                            4,919,663
                                                                                                       --------------

                IT SERVICES - 0.5%
       265,000  Euronet Worldwide, Inc. ................................      1.50%        10/01/44           351,560
                                                                                                       --------------

                LIFE SCIENCES TOOLS & SERVICES - 2.8%
       740,000  Illumina, Inc. .........................................       (b)         06/15/19           814,242
       592,000  Illumina, Inc. .........................................      0.50%        06/15/21           717,603
       400,000  QIAGEN N.V..............................................      0.37%        03/19/19           490,174
                                                                                                       --------------
                                                                                                            2,022,019
                                                                                                       --------------

                MACHINERY - 3.8%
       344,000  Chart Industries, Inc. (a)..............................      1.00%        11/15/24           373,164
       207,000  Greenbrier Cos Inc./The.................................      2.88%        02/01/24           238,458
       580,000  Meritor, Inc. (a).......................................      3.25%        10/15/37           642,741
       840,000  Navistar International Corp. ...........................      4.75%        04/15/19           914,641


                        See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                MACHINERY (CONTINUED)
$      416,000  Trinity Industries, Inc. ...............................      3.88%        06/01/36    $      609,547
                                                                                                       --------------
                                                                                                            2,778,551
                                                                                                       --------------

                MEDIA - 5.2%
         4,500  CenterPoint Energy, Inc. ...............................      3.40%        09/15/29           326,250
       855,000  DISH Network Corp. .....................................      3.38%        08/15/26           910,026
       610,000  Liberty Interactive LLC (a).............................      1.75%        09/30/46           750,375
       550,000  Liberty Media Corp. ....................................      1.38%        10/15/23           688,105
       478,000  Liberty Media Corp.-Liberty Formula One (a).............      1.00%        01/30/23           564,881
       398,000  Live Nation Entertainment, Inc. ........................      2.50%        05/15/19           536,417
                                                                                                       --------------
                                                                                                            3,776,054
                                                                                                       --------------

                METALS & MINING - 0.7%
       445,000  Royal Gold, Inc. .......................................      2.88%        06/15/19           479,914
                                                                                                       --------------

                MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 1.5%
       425,000  Blackstone Mortgage Trust, Inc. ........................      4.38%        05/05/22           420,562
       259,000  Hannon Armstrong Sustainable Infrastructure Capital,
                   Inc. ................................................      4.13%        09/01/22           255,918
       411,000  Two Harbors Investment Corp. ...........................      6.25%        01/15/22           418,269
                                                                                                       --------------
                                                                                                            1,094,749
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS - 2.1%
       830,000  Cheniere Energy, Inc. ..................................      4.25%        03/15/45           641,590
       485,000  Chesapeake Energy Corp. ................................      5.50%        09/15/26           445,561
       400,000  TOTAL S.A., Series FP...................................      0.50%        12/02/22           420,292
                                                                                                       --------------
                                                                                                            1,507,443
                                                                                                       --------------

                PERSONAL PRODUCTS - 1.1%
       750,000  Herbalife Ltd. .........................................      2.00%        08/15/19           824,400
                                                                                                       --------------

                PHARMACEUTICALS - 0.5%
       360,000  Jazz Investments I Ltd. ................................      1.88%        08/15/21           370,292
                                                                                                       --------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.4%
       193,000  Advanced Micro Devices, Inc. ...........................      2.13%        09/01/26           361,688
       343,000  Cypress Semiconductor Corp. ............................      4.50%        01/15/22           487,903
       590,000  Integrated Device Technology, Inc. .....................      0.88%        11/15/22           660,270
       730,000  Intel Corp. ............................................      3.25%        08/01/39         1,676,720
       193,000  Lam Research Corp. .....................................      1.25%        05/15/18           615,822
       653,000  Microchip Technology, Inc. .............................      1.63%        02/15/25         1,195,497
       815,000  Microchip Technology, Inc. (a)..........................      1.63%        02/15/27           994,079
       255,000  Microchip Technology, Inc. (a)..........................      2.25%        02/15/37           314,700
       375,000  Micron Technology, Inc., Series F.......................      2.13%        02/15/33         1,498,212
       145,000  Micron Technology, Inc., Series G.......................      3.00%        11/15/43           221,618
       107,000  Novellus Systems, Inc. .................................      2.63%        05/15/41           609,896
       590,000  ON Semiconductor Corp. .................................      1.00%        12/01/20           846,387
       320,000  Rambus, Inc. (a)........................................      1.37%        02/01/23           303,473
       745,000  Silicon Laboratories, Inc. (a)..........................      1.38%        03/01/22           903,916
       275,000  Teradyne, Inc. .........................................      1.25%        12/15/23           420,962
                                                                                                       --------------
                                                                                                           11,111,143
                                                                                                       --------------

                SOFTWARE - 8.6%
       545,000  Citrix Systems, Inc. ...................................      0.50%        04/15/19           723,389
       450,000  HubSpot, Inc. (a).......................................      0.25%        06/01/22           541,523
       430,000  Nuance Communications, Inc. ............................      1.00%        12/15/35           419,866
       245,000  Proofpoint, Inc. .......................................      0.75%        06/15/20           333,937
       495,000  RealPage, Inc. (a)......................................      1.50%        11/15/22           664,389


                        See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                            DESCRIPTION                             COUPON        MATURITY        VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                SOFTWARE (CONTINUED)
$      255,000  Red Hat, Inc. ..........................................      0.25%        10/01/19    $      458,197
       405,000  salesforce.com, Inc. ...................................      0.25%        04/01/18           693,526
       175,000  ServiceNow, Inc. .......................................       (b)         11/01/18           353,046
       820,000  ServiceNow, Inc. (a)....................................       (b)         06/01/22         1,007,258
       230,000  Workday, Inc. ..........................................      0.75%        07/15/18           330,823
       680,000  Workday, Inc. (a).......................................      0.25%        10/01/22           709,754
                                                                                                       --------------
                                                                                                            6,235,708
                                                                                                       --------------

                THRIFTS & MORTGAGE FINANCE - 0.5%
       200,000  LendingTree, Inc. (a)...................................      0.63%        06/01/22           368,674
                                                                                                       --------------

                TRADING COMPANIES & DISTRIBUTORS - 0.5%
       310,000  Kaman Corp. (a).........................................      3.25%        05/01/24           356,419
                                                                                                       --------------

                TRANSPORTATION INFRASTRUCTURE - 0.7%
       495,000  Macquarie Infrastructure Corp. .........................      2.88%        07/15/19           512,247
                                                                                                       --------------
                TOTAL CONVERTIBLE CORPORATE BONDS....................................................      58,520,925
                (Cost $52,584,936)                                                                     --------------

                                                                             STATED         STATED
    SHARES                            DESCRIPTION                             RATE       MATURITY (d)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE PREFERRED SECURITIES - 18.0%
                BANKS - 4.9%
         1,161  Bank of America Corp., Series L.........................      7.25%           (e)           1,465,182
           144  Huntington Bancshares, Inc./OH, Series A................      8.50%           (e)             195,984
         1,475  Wells Fargo & Co., Series L.............................      7.50%           (e)           1,888,000
                                                                                                       --------------
                                                                                                            3,549,166
                                                                                                       --------------

                CAPITAL MARKETS - 0.4%
         4,600  AMG Capital Trust II....................................      5.15%        10/15/37           289,800
                                                                                                       --------------

                ELECTRIC UTILITIES - 1.2%
        12,150  NextEra Energy, Inc. ...................................      6.37%        09/01/18           862,164
                                                                                                       --------------

                ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
         3,225  Belden, Inc. ...........................................      6.75%        05/01/20           358,523
                                                                                                       --------------

                EQUITY REAL ESTATE INVESTMENT TRUSTS - 1.1%
           525  Crown Castle International Corp., Series A..............      6.88%        08/01/20           587,391
         3,800  Welltower, Inc., Series I...............................      6.50%           (e)             219,906
                                                                                                       --------------
                                                                                                              807,297
                                                                                                       --------------

                FOOD PRODUCTS - 0.4%
         2,625  Bunge Ltd. .............................................      4.88%           (e)             295,313
                                                                                                       --------------

                HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
        20,900  Becton Dickinson and Co., Series A......................      6.13%        05/01/20         1,310,848
                                                                                                       --------------

                HEALTH CARE PROVIDERS & SERVICES - 1.4%
        16,700  Anthem, Inc. ...........................................      5.25%        05/01/18         1,003,002
                                                                                                       --------------

                INTERNET SOFTWARE & SERVICES - 2.6%
         8,225  Mandatory Exchangeable Trust (a)........................      5.75%        06/01/19         1,891,517
                                                                                                       --------------

                MACHINERY - 1.0%
         6,600  Rexnord Corp., Series A.................................      5.75%        11/15/19           404,778
         2,825  Stanley Black & Decker, Inc. ...........................      5.38%        05/15/20           336,599
                                                                                                       --------------
                                                                                                              741,377
                                                                                                       --------------


                        See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2018 (UNAUDITED)

                                                                             STATED         STATED
    SHARES                            DESCRIPTION                             RATE       MATURITY (d)      VALUE
--------------  --------------------------------------------------------  -------------  ------------  --------------
CONVERTIBLE PREFERRED SECURITIES (CONTINUED)

                MULTI-UTILITIES - 0.7%
         9,300  Dominion Energy, Inc., Series A.........................      6.75%        08/15/19    $      469,371
                                                                                                       --------------

                OIL, GAS & CONSUMABLE FUELS - 0.9%
        10,120  Hess Corp. .............................................      8.00%        02/01/19           605,884
                                                                                                       --------------
                PHARMACEUTICALS - 1.1%
         1,245  Allergan PLC, Series A..................................      5.50%        03/01/18           806,387
                                                                                                       --------------
                TOTAL CONVERTIBLE PREFERRED SECURITIES...............................................      12,990,649
                (Cost $11,936,021)                                                                     --------------
                TOTAL INVESTMENTS - 98.9%............................................................      71,511,574
                (Cost $64,520,957) (f)                                                                 --------------
                NET OTHER ASSETS AND LIABILITIES - 1.1%..............................................         826,853
                                                                                                       --------------
                NET ASSETS - 100.0%..................................................................  $   72,338,427
                                                                                                       ==============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by SSI Investment Management Inc. ("SSI"), the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2018, securities noted as such amounted to $17,320,121 or 23.9% of net assets.

(b)   Zero coupon security.

(c) Multi-Step Coupon Bond - The coupon rate will increase from 4.70% to 4.87% effective February 15, 2018 and will decrease to 3.25% effective August 15, 2018.

(d)   Stated maturity represents the mandatory conversion date.

(e)   Perpetual maturity.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,572,277 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $581,660. The net unrealized appreciation was $6,990,617.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2018         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Convertible Corporate Bonds*...............  $   58,520,925   $         --   $   58,520,925   $           --
Convertible Preferred Securities:
   Capital Markets.........................         289,800             --          289,800               --
Food Products..............................         295,313             --          295,313               --
Internet Software & Services...............       1,891,517             --        1,891,517               --
Other industry categories*.................      10,514,019     10,514,019               --               --
                                             --------------   ------------   --------------   --------------
Total Convertible Preferred Securities.....      12,990,649     10,514,019        2,476,630               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $   71,511,574   $ 10,514,019   $   60,997,555   $           --
                                             ==============   ============   ==============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                          JANUARY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of eight funds that are currently offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FCVT on The Nasdaq Stock Market, LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Convertible corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                          JANUARY 31, 2018 (UNAUDITED)

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing

Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost. Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following: Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the sub-advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management(for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to the following:

       1)   the type of security;

       2)   the size of the holding;

       3)   the initial cost of the security;

       4)   transactions in comparable securities;

       5)   price quotes from dealers and/or third-party pricing services;

       6)   relationships among various securities;

       7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

       8)   an analysis of the issuer's financial statements; and

       9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                          JANUARY 31, 2018 (UNAUDITED)

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

    SHARES                        DESCRIPTION                          VALUE
--------------  ------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS (a) - 75.6%

                AUSTRALIA - 6.9%
         2,965  Goodman Group                                     $       19,329
         6,085  GPT (The) Group                                           24,664
         7,625  Scentre Group                                             25,498
                                                                  --------------
                                                                          69,491
                                                                  --------------

                FRANCE - 3.9%
            83  Gecina S.A.                                               16,199
            92  Unibail-Rodamco SE                                        23,599
                                                                  --------------
                                                                          39,798
                                                                  --------------

                IRELAND - 2.6%
        13,550  Hibernia REIT PLC                                         25,773
                                                                  --------------

                JAPAN - 5.1%
             3  Activia Properties, Inc.                                  13,342
             5  Nippon Building Fund, Inc.                                26,793
             5  Nippon Prologis REIT, Inc.                                11,473
                                                                  --------------
                                                                          51,608
                                                                  --------------

                SINGAPORE - 2.1%
        22,298  Mapletree Greater China Commercial Trust                  21,417
                                                                  --------------

                SPAIN - 3.0%
         2,703  Inmobiliaria Colonial Socimi S.A.                         30,186
                                                                  --------------

                UNITED KINGDOM - 5.2%
           404  Derwent London PLC                                        16,784
         1,143  Shaftesbury PLC                                           16,229
         9,354  Tritax Big Box REIT PLC                                   19,802
                                                                  --------------
                                                                          52,815
                                                                  --------------

                UNITED STATES - 46.8%
           499  Acadia Realty Trust                                       12,255
           204  Alexandria Real Estate Equities, Inc.                     26,459
           424  AvalonBay Communities, Inc.                               72,250
           493  Empire State Realty Trust, Inc                           . 9,638
            53  Equinix, Inc.                                             24,125
           538  Equity Residential                                        33,146
           314  Federal Realty Investment Trust                           37,931
         1,318  GGP, Inc.                                                 30,354
           710  Hudson Pacific Properties, Inc.                           22,699
           572  JBG SMITH Properties                                      19,305
           417  Kilroy Realty Corp.                                       29,740
           887  New York REIT, Inc                                       . 1,792
         1,021  Prologis, Inc.                                            66,477
           842  Rexford Industrial Realty, Inc.                           24,999
           219  Simon Property Group, Inc.                                35,778
           369  Vornado Realty Trust                                      26,450
                                                                  --------------
                                                                         473,398
                                                                  --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS                      764,486
                (Cost $740,928)                                   --------------


    SHARES                        DESCRIPTION                          VALUE
--------------  ------------------------------------------------  --------------
COMMON STOCKS (a) - 23.3%
                CANADA - 3.0%
         1,825  First Capital Realty, Inc.                        $       30,521
                                                                  --------------

                CAYMAN ISLANDS - 4.0%
         5,896  Wharf Real Estate Investment Co., Ltd. (b)                40,738
                                                                  --------------

                HONG KONG - 4.8%
         2,796  Sun Hung Kai Properties Ltd.                              48,574
                                                                  --------------

                JAPAN - 5.2%
         1,184  Mitsubishi Estate Co., Ltd.                               22,651
         1,139  Mitsui Fudosan Co., Ltd.                                  29,813
                                                                  --------------
                                                                          52,464
                                                                  --------------

                NETHERLANDS - 2.7%
           440  InterXion Holding NV (b)                                  27,610
                                                                  --------------

                SWEDEN - 3.6%
         1,659  Fabege AB                                                 36,275
                                                                  --------------

                TOTAL COMMON STOCKS                                      236,182
                (Cost $202,379)                                   --------------

                TOTAL INVESTMENTS - 98.9%                              1,000,668
                (Cost $943,307) (c)
                NET OTHER ASSETS AND LIABILITIES - 1.1%                   10,920
                                                                  --------------
                NET ASSETS - 100.0%                               $    1,011,588
                                                                  ==============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $85,742 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,381. The net unrealized appreciation was $57,361.


                     See Notes to Portfolio of Investments

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2018 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                             LEVEL 2        LEVEL 3
                                                TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                               VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                              1/31/2018        PRICES         INPUTS         INPUTS
                                             ------------   ------------   ------------   ------------
Real Estate Investment Trusts*.............  $    764,486   $    764,486   $         --   $         --
Common Stocks*.............................       236,182        236,182             --             --
                                             ------------   ------------   ------------   ------------
Total Investments..........................  $  1,000,668   $  1,000,668   $         --   $         --
                                             ============   ============   ============   ============

* See Portfolio of Investments for country breakout. All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

-----------------------------------------------------------
CURRENCY EXPOSURE                             % OF TOTAL
DIVERSIFICATION                               INVESTMENTS
-----------------------------------------------------------
USD                                              53.1%
JPY                                              10.4
EUR                                               9.6
HKD                                               8.9
AUD                                               7.0
GBP                                               5.3
SEK                                               3.6
SGD                                               2.1
                                                ------
Total                                           100.0%
                                                ======

Currency Abbreviations
   AUD  Australian Dollar
   EUR  Euro
   GBP  British Pound Sterling
   HKD  Hong Kong Dollar
   JPY  Japanese Yen
   SEK  Swedish Krona
   SGD  Singapore Dollar
   USD  United States Dollar


-----------------------------------------------------------
                                              % OF TOTAL
SUB-INDUSTRY CLASSIFICATION                   INVESTMENTS
-----------------------------------------------------------
Office REITs                                     22.6%
Retail REITs                                     18.2
Industrial REITs                                 14.2
Real Estate Operating Companies                  10.7
Residential REITs                                10.5
Diversified Real Estate Activities               10.1
Diversified REITs                                 8.5
IT Consulting & Other Services                    2.8
Specialized REITs                                 2.4
                                                ------
Total                                           100.0%
                                                ======


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                          JANUARY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of eight funds that are currently offering shares. This report covers the First Trust Heitman Global Prime Real Estate ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker PRME on the NYSE Arca, Inc. ("NYSE ARCA").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                          JANUARY 31, 2018 (UNAUDITED)


      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2018, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund IV
               --------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 29, 2018
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 29, 2018
     --------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 29, 2018
     --------------------

* Print the name and title of each signing officer under his or her signature.